File  333-153812
                                                                    Rule 497(b)


                  Dow(R) Target 5 1Q '09 - Term 3/31/10
                 Dow(R) Target Dvd. 1Q '09 - Term 3/31/10
                  Global Target 15 1Q '09 - Term 3/31/10
                MSCI EAFE Target 20 1Q '09 - Term 3/31/10
                Nasdaq(R) Target 15 1Q '09 - Term 3/31/10
              NYSE(R) Intl. Target 25 1Q '09 - Term 3/31/10
                   S&P Target 24 1Q '09 - Term 3/31/10
                 S&P Target SMid 60 1Q '09 - Term 3/31/10
                    Target 50/50 1Q '09 - Term 3/31/10
                 Target Divsd. Dvd. 1Q '09 - Term 3/31/10
              Target Dvd. Multi-Strat. 1Q '09 - Term 3/31/10
                  Target Dbl. Play 1Q '09 - Term 3/31/10
                   Target Growth 1Q '09 - Term 3/31/10
              Target Long-Term Growth 1Q '09 - Term 3/31/10
                  Target Mega-Cap 1Q '09 - Term 3/31/10
                  Target Small-Cap 1Q '09 - Term 3/31/10
               Target VIP Cons. Eqty. 1Q '09 - Term 3/31/10
           Value Line(R) Divsd. Target 40 1Q '09 - Term 3/31/10
              Value Line(R) Target 25 1Q '09 - Term 3/31/10

                                 FT 1900

 FT 1900 is a series of a unit investment trust, the FT Series. FT 1900 consists of 19 separate portfolios listed above (each, a "Trust," and collectively, the "Trusts"). Each Trust invests in a portfolio of common stocks ("Securities") selected by applying a specialized strategy. The objective of each Trust is to provide the potential for an above-average total return.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             FIRST TRUST (R)

                             1-800-621-1675


             The date of this prospectus is December 31, 2008
                           As amended January 5, 2009

                            Table of Contents

Summary of Essential Information                         3
Fee Table                                                9
Report of Independent Registered Public Accounting Firm 14
Statements of Net Assets                                15
Schedules of Investments                                21
The FT Series                                           53
Portfolios                                              54
Risk Factors                                            62
Hypothetical Performance Information                    66
Public Offering                                         74
Distribution of Units                                   76
The Sponsor's Profits                                   78
The Secondary Market                                    78
How We Purchase Units                                   78
Expenses and Charges                                    78
Tax Status                                              79
Retirement Plans                                        82
Rights of Unit Holders                                  83
Income and Capital Distributions                        83
Redeeming Your Units                                    84
Investing in a New Trust                                85
Removing Securities from a Trust                        86
Amending or Terminating the Indenture                   86
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator              87
Other Information                                       88

                     Summary of Essential Information

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                The Dow (R)      The Dow (R)      Global           MSCI EAFE
                                                                Target 5         Target Dividend  Target 15        Target 20
                                                                Portfolio, 1st   Portfolio, 1st   Portfolio, 1st   Portfolio, 1st
                                                                Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                                Series           Series           Series           Series
                                                                ______________   ______________   ______________   ______________
Initial Number of Units (1)                                         14,470           17,946           15,130           15,240
Fractional Undivided Interest in the Trust per Unit (1)           1/14,470         1/17,946         1/15,130         1/15,240
Public Offering Price:
Public Offering Price per Unit (2)                              $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                            (.100)           (.100)           (.100)           (.100)
                                                                __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)       9.900            9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                           (.145)           (.145)           (.145)           (.145)
                                                                __________       __________       __________       __________
Redemption Price per Unit (5)                                         9.755           9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                             (.029)           (.025)           (.029)           (.029)
                                                                __________       __________       __________       __________
Net Asset Value per Unit                                        $    9.676       $    9.680       $    9.676       $    9.676
                                                                ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                  $    .6948       $    .5491       $    .8120       $    .4385
Cash CUSIP Number                                               30276B 109       30275Y 779       30276B 208       30276B 257
Reinvestment CUSIP Number                                       30276B 117       30275Y 787       30276B 216       30276B 265
Fee Accounts Cash CUSIP Number                                  30276B 125       30275Y 795       30276B 224       30276B 273
Fee Accounts Reinvestment CUSIP Number                          30276B 133       30275Y 803       30276B 232       30276B 281
FTPS CUSIP Number                                               30276B 141       30275Y 811       30276B 240       30276B 299
Security Code                                                       054029           053984           053992           053996
Ticker Symbol                                                       FVEQTX           FDQFAX           FGVFTX           FMEAQX

First Settlement Date                                        January 6, 2009
Mandatory Termination Date (7)                               March 31, 2010
Rollover Notification Date (8)                               March 15, 2010
Special Redemption and Liquidation Period (8)                March 15, 2010 to March 31, 2010
Distribution Record Date                                     Tenth day of each month, commencing January 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing January 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                     Summary of Essential Information

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                 NYSE (R)
                                                                The Nasdaq (R)   International    The S&P          S&P
                                                                Target 15        Target 25        Target 24        Target SMid 60
                                                                Portfolio, 1st   Portfolio, 1st   Portfolio, 1st   Portfolio, 1st
                                                                Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                                Series           Series           Series           Series
                                                                ______________   ______________   ______________   ______________
Initial Number of Units (1)                                         16,859           14,517           13,242           16,915
Fractional Undivided Interest in the Trust per Unit (1)           1/16,859         1/14,517         1/13,242         1/16,915
Public Offering Price:
Public Offering Price per Unit (2)                              $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                            (.100)           (.100)           (.100)           (.100)
                                                                __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)       9.900            9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                          (.145)            (.145)           (.145)           (.145)
                                                                __________      ___________       __________       __________
Redemption Price per Unit (5)                                        9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                             (.029)           (.025)           (.029)           (.029)
                                                                __________       __________       __________       __________
Net Asset Value per Unit                                        $    9.676       $    9.680       $    9.676       $    9.676
                                                                ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                  $    .0598       $    .3675       $    .2103       $    .1148
Cash CUSIP Number                                               30276B 307       30276B 356       30276B 406       30276B 455
Reinvestment CUSIP Number                                              N/A       30276B 364              N/A              N/A
Fee Accounts Cash CUSIP Number                                  30276B 323       30276B 372       30276B 422       30276B 471
Fee Accounts Reinvestment CUSIP Number                                 N/A       30276B 380              N/A              N/A
FTPS CUSIP Number                                               30276B 349       30276B 398       30276B 448       30276B 497
Security Code                                                       054035           054132           054136           054038
Ticker Symbol                                                       FQJANX           FINTFX           FTTYFX           FSITYX

First Settlement Date                                        January 6, 2009
Mandatory Termination Date (7)                               March 31, 2010
Rollover Notification Date (8)                               March 15, 2010
Special Redemption and Liquidation Period (8)                March 15, 2010 to March 31, 2010
Distribution Record Date                                     Tenth day of each month, commencing January 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing January 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.

                     Summary of Essential Information

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                    Target
                                                                                    Diversified     Target Dividend  Target Double
                                                                   Target 50/50     Dividend        Multi-Strategy   Play
                                                                   Portfolio, 1st   Portfolio, 1st  Portfolio, 1st   Portfolio, 1st
                                                                   Quarter 2009     Quarter 2009    Quarter 2009     Quarter 2009
                                                                   Series           Series          Series           Series
                                                                   ______________   ______________  ______________   ______________
Initial Number of Units (1)                                          25,566             17,335          25,731           17,005
Fractional Undivided Interest in the Trust per Unit (1)             1/25,566          1/17,335        1/25,731         1/17,005
Public Offering Price:
Public Offering Price per Unit (2)                                 $   10.000       $   10.000      $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                               (.100)           (.100)          (.100)           (.100)
                                                                   __________       __________      __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)          9.900            9.900           9.900            9.900
   Less Deferred Sales Charge per Unit (3)                              (.145)           (.145)          (.145)           (.145)
                                                                   __________       __________      __________       __________
Redemption Price per Unit (5)                                           9.755            9.755           9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                   (.050)           (.050)          (.050)           (.050)
    Less Organization Costs per Unit (5)                                (.029)           (.029)          (.029)           (.025)
                                                                   __________       __________      __________       __________
Net Asset Value per Unit                                           $    9.676       $    9.676      $    9.676       $    9.680
                                                                   ==========       ==========      ==========       ==========
Estimated Net Annual Distribution per Unit (6)                     $    .4048       $    .6634      $    .6893       $    .3424
Cash CUSIP Number                                                  30276B 505       30276B 554      30276B 604       30275Y 829
Reinvestment CUSIP Number                                                 N/A       30276B 562             N/A              N/A
Fee Accounts Cash CUSIP Number                                     30276B 521       30276B 570      30276B 620       30275Y 845
Fee Accounts Reinvestment CUSIP Number                                    N/A       30276B 588             N/A              N/A
FTPS CUSIP Number                                                  30276B 547       30276B 596      30276B 646       30275Y 860
Security Code                                                          054041           054138          053908           053988
Ticker Symbol                                                          FLSJFX           FPIMDX          FNICGX           FBLYQX

First Settlement Date                                         January 6, 2009
Mandatory Termination Date (7)                                March 31, 2010
Rollover Notification Date (8)                                March 15, 2010
Special Redemption and Liquidation Period (8)                 March 15, 2010 to March 31, 2010
Distribution Record Date                                      Tenth day of each month, commencing January 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing January 25, 2009.
____________

See "Notes to Summary of Essential Information" on page 8.

                     Summary of Essential Information

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                Target Long-Term  Target
                                                               Target Growth    Growth            Mega-Cap         Target Small-Cap
                                                               Portfolio, 1st   Portfolio, 1st    Portfolio, 1st   Portfolio, 1st
                                                               Quarter 2009     Quarter 2009      Quarter 2009     Quarter 2009
                                                               Series           Series            Series           Series
                                                               ______________   ________________  ______________   ________________
Initial Number of Units (1)                                        17,392           26,641            24,257           15,080
Fractional Undivided Interest in the Trust per Unit (1)          1/17,392         1/26,641          1/24,257         1/15,080
Public Offering Price:
Public Offering Price per Unit (2)                             $   10.000       $   10.000        $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                           (.100)           (.100)            (.100)           (.100)
                                                               __________       __________        __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)      9.900            9.900             9.900            9.900
   Less Deferred Sales Charge per Unit (3)                          (.145)           (.145)            (.145)           (.145)
                                                               __________       __________        __________       __________
Redemption Price per Unit (5)                                       9.755            9.755             9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)               (.050)           (.050)            (.050)           (.050)
    Less Organization Costs per Unit (5)                            (.029)           (.029)            (.029)           (.029)
                                                               __________       __________        __________       __________
Net Asset Value per Unit                                       $    9.676       $    9.676        $    9.676       $    9.676
                                                               ==========       ==========        ==========       ==========
Estimated Net Annual Distribution per Unit (6)                 $    .1494       $    .1672        $    .2340       $    .0850
Cash CUSIP Number                                              30276B 653       30276B 703        30276B 752       30276B 802
Reinvestment CUSIP Number                                             N/A              N/A               N/A              N/A
Fee Accounts Cash CUSIP Number                                 30276B 679       30276B 729        30276B 778       30276B 828
Fee Accounts Reinvestment CUSIP Number                                N/A              N/A               N/A              N/A
FTPS CUSIP Number                                              30276B 695       30276B 745        30276B 794       30276B 844
Security Code                                                      053910           053912            053915           053918
Ticker Symbol                                                      FGWQJX           FLNGAX            FMGAKX           FTPBQX

First Settlement Date                                         January 6, 2009
Mandatory Termination Date (7)                                March 31, 2010
Rollover Notification Date (8)                                March 15, 2010
Special Redemption and Liquidation Period (8)                 March 15, 2010 to March 31, 2010
Distribution Record Date                                      Tenth day of each month, commencing January 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing January 25, 2009.
____________

See "Notes to Summary of Essential Information" on page 8.

                     Summary of Essential Information

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                           Target VIP       Value Line (R)
                                                                           Conservative     Diversified      Value Line (R)
                                                                           Equity           Target 40        Target 25
                                                                           Portfolio, 1st   Portfolio, 1st   Portfolio, 1st
                                                                           Quarter 2009     Quarter 2009     Quarter 2009
                                                                           Series           Series           Series
                                                                           ______________   ______________   ______________
Initial Number of Units (1)                                                    24,967           16,612           16,731
Fractional Undivided Interest in the Trust per Unit (1)                      1/24,967         1/16,612         1/16,731
Public Offering Price:
Public Offering Price per Unit (2)                                         $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                       (.100)           (.100)           (.100)
                                                                           __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)                  9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                      (.145)           (.145)           (.145)
                                                                           __________       __________       __________
Redemption Price per Unit (5)                                                   9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                        (.029)           (.029)           (.025)
                                                                           __________       __________       __________
Net Asset Value per Unit                                                   $    9.676       $    9.676       $    9.680
                                                                           ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                             $    .3027       $    .1196       $    .1369
Cash CUSIP Number                                                          30276C 107       30276C 156       30276A 556
Reinvestment CUSIP Number                                                         N/A              N/A              N/A
Fee Accounts Cash CUSIP Number                                             30276C 123       30276C 172       30276A 572
Fee Accounts Reinvestment CUSIP Number                                            N/A              N/A              N/A
FTPS CUSIP Number                                                          30276C 149       30276C 198       30276A 598
Security Code                                                                  053921           053923           054130
Ticker Symbol                                                                  FETYQX           FLINFX           FDENFX

First Settlement Date                                         January 6, 2009
Mandatory Termination Date (7)                                March 31, 2010
Rollover Notification Date (8)                                March 15, 2010
Special Redemption and Liquidation Period (8)                 March 15, 2010 to March 31, 2010
Distribution Record Date                                      Tenth day of each month, commencing January 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing January 25, 2009.
____________

See "Notes to Summary of Essential Information" on page 8.

Page 7


                NOTES TO SUMMARY OF ESSENTIAL INFORMATION

(1) As of the close of business on January 2, 2009, we may adjust the number of Units of a Trust so that the Public Offering Price per Unit will equal approximately $10.00. If we make such an adjustment, the fractional undivided interest per Unit will vary from the amounts indicated above.

(2) The Public Offering Price shown above reflects the value of the Securities on the business day prior to the Initial Date of Deposit. No investor will purchase Units at this price. The price you pay for your Units will be based on their valuation at the Evaluation Time on the date you purchase your Units. On the Initial Date of Deposit, the Public Offering Price per Unit will not include any accumulated dividends on the Securities. After this date, a pro rata share of any accumulated dividends on the Securities will be included.

(3) You will pay a maximum sales charge of 2.95% of the Public Offering Price per Unit (equivalent to 2.98% of the net amount invested) which consists of an initial sales charge, a deferred sales charge and a creation and development fee. The sales charges are described in the "Fee Table."

(4) Each listed Security is valued at its last closing sale price on the relevant stock exchange at the Evaluation Time on the business day prior to the Initial Date of Deposit. If a Security is not listed, or if no closing sale price exists, it is generally valued at its closing ask price on such date. See "Public Offering-The Value of the Securities." The value of foreign Securities trading in non-U.S. currencies is determined by converting the value of such Securities to their U.S. dollar equivalent based on the currency exchange rate for the currency in which a Security is generally denominated at the Evaluation Time on the business day prior to the Initial Date of Deposit. Evaluations for purposes of determining the purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which it is open (the "Evaluation Time").

(5) The creation and development fee and estimated organization costs per Unit will be deducted from the assets of a Trust at the end of the initial offering period. If Units are redeemed prior to the close of the initial offering period, these fees will not be deducted from the redemption proceeds. See "Redeeming Your Units."

(6) We base our estimate of the dividends a Trust will receive from the Securities by annualizing the most recent dividends declared by the issuers of the Securities (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend). There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. Due to this, and various other factors, actual dividends received from the Securities may be less than their most recent annualized dividends. In this case, the actual net annual distribution you receive will be less than the estimated amount set forth above. The actual net annual distribution per Unit you receive will also vary from that set forth above with changes in a Trust's fees and expenses, currency exchange rates, foreign withholding and with the sale of Securities. See "Fee Table" and "Expenses and Charges." The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, in the Income and Capital Accounts available for distribution equals at least 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. Distributions of sale proceeds from the Capital Account will be made monthly on the twenty-fifth day of the month to Unit holders of record on the tenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. See "Income and Capital Distributions." At the rollover date for Rollover Unit holders or upon termination of a Trust for remaining Unit holders, amounts in the Income Account (which consist of dividends on the Securities) will be included in amounts distributed to Unit holders.

(7) See "Amending or Terminating the Indenture."

(8) See "Investing in a New Trust."

                            Fee Table

This Fee Table describes the fees and expenses that you may, directly or indirectly, pay if you buy and hold Units of a Trust. See "Public
Offering" and "Expenses and Charges." Although the Trusts have a term of approximately 15 months and are unit investment trusts rather than mutual funds, this information allows you to compare fees.


                                                          The Dow(R)                 The Dow(R)                   Global
                                                      Target 5 Portfolio       Target Dividend Portfolio      Target 15 Portfolio
                                                    1st Quarter 2009 Series     1st Quarter 2009 Series     1st Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .250%(d)     $.0250         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .144%(f)     $.0144         .144%(f)     $.0144         .214%(f)     $.0214
                                                   -----        ------         -----        ------         -----        ------
Total                                              .204%        $.0204         .204%        $.0204         .274%        $.0274
                                                   =====        ======         =====        ======         =====        ======

                                                      MSCI EAFE Target 20       The Nasdaq(R) Target 15     NYSE(R) International
                                                           Portfolio                   Portfolio              Target 25 Portfolio
                                                    1st Quarter 2009 Series     1st Quarter 2009 Series     1st Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         ======       ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .514%(f)     $.0514         .154%(f)     $.0154         .154%(f)     $.0154
                                                   -----        ------         -----        ------         -----        ------
Total                                              .574%        $.0574         .214%        $.0214         .214%        $.0214
                                                   =====        ======         =====        ======         =====        ======

                                                       The S&P Target 24          S&P Target SMid 60             Target 50/50
                                                           Portfolio                   Portfolio                   Portfolio
                                                    1st Quarter 2009 Series     1st Quarter 2009 Series     1st Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .164%(f)     $.0164         .149%(f)     $.0149         .305%(f)      .0305
                                                   -----        ------         -----        ------         -----        ------
Total                                              .224%        $.0224         .209%        $.0209         .365%        $.0365
                                                   =====        ======         =====        ======         =====        ======

                                                      Target Diversified            Target Dividend           Target Double Play
                                                      Dividend Portfolio       Multi-Strategy Portfolio            Portfolio
                                                    1st Quarter 2009 Series     1st Quarter 2009 Series     1st Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .429%(f)     $.0429         .179%(f)     $.0179
                                                   -----        ------         -----        ------         -----        ------
Total                                              .174%        $.0174         .489%        $.0489         .239%        $.0239
                                                   =====        ======         =====        ======         =====        ======


                                                        Target Growth        Target Long-Term Growth               Target
                                                          Portfolio                 Portfolio                Mega-Cap Portfolio
                                                   1st Quarter 2009 Series   1st Quarter 2009 Series       1st Quarter 2009 Series
                                                   -----------------------   -----------------------       -----------------------
                                                                Amount                   Amount                         Amount
                                                                per Unit                 per Unit                       per Unit
                                                                --------                 --------                       --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%         $.0060        .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)      $.0114        .145%(f)     $.0145         .114%(f)     $.0114
                                                   -----         ------        -----        ------         -----        ------
Total                                              .174%         $.0174        .205%        $.0205         .174%        $.0174
                                                   =====         ======        =====        ======         =====        ======

                                                                                     Target VIP
                                                      Target Small-Cap           Conservative Equity
                                                          Portfolio                   Portfolio
                                                   1st Quarter 2009 Series     1st Quarter 2009 Series
                                                   -----------------------     -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .491%(f)     $.0491
                                                   -----        ------         -----        ------
Total                                              .174%        $.0174         .551%        $.0551
                                                   =====        ======         =====        ======

                                                  Value Line(R) Diversified        Value Line(R)
                                                     Target 40 Portfolio         Target 25 Portfolio
                                                   1st Quarter 2009 Series     1st Quarter 2009 Series
                                                  -------------------------    -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .264%(f)     $.0264         .214%(f)     $.0214
                                                   -----        ------         -----        ------
Total                                              .324%        $.0324         .274%        $.0274
                                                   =====        ======         =====        ======

                                 Example

This example is intended to help you compare the cost of investing in a Trust with the cost of investing in other investment products. The example assumes that you invest $10,000 in a Trust, the principal amount and distributions are rolled every 15 months into a New Trust, you are subject to a reduced transactional sales charge, and you sell your Units at the end of the periods shown. The example also assumes a 5% return on your investment each year and that a Trust's operating expenses stay the same. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you held your Units for the periods shown, would be:


                                                                           1 Year     3 Years    5 Years    10 Years
                                                                           ______     _______    _______    ________
The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series                     $344       $847       $1,131     $2,322
The Dow(R) Target Dividend Portfolio, 1st Quarter 2009 Series               340        835        1,115      2,290
Global Target 15 Portfolio, 1st Quarter 2009 Series                         351        868        1,166      2,395
MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series                      381        957        1,316      2,698
The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series                  345        850        1,136      2,333
NYSE(R) International Target 25 Portfolio, 1st Quarter 2009 Series          341        838        1,120      2,300
The S&P Target 24 Portfolio, 1st Quarter 2009 Series                        346        853        1,141      2,343
S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series                       345        849        1,133      2,328
Target 50/50 Portfolio, 1st Quarter 2009 Series                             361        895        1,212      2,488
Target Diversified Dividend Portfolio, 1st Quarter 2009 Series              341        838        1,115      2,291
Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series           373        932        1,274      2,613
Target Double Play Portfolio, 1st Quarter 2009 Series                       344        846        1,132      2,326
Target Growth Portfolio, 1st Quarter 2009 Series                            341        838        1,115      2,291
Target Long-Term Growth Portfolio, 1st Quarter 2009 Series                  345        847        1,131      2,324
Target Mega-Cap Portfolio, 1st Quarter 2009 Series                          341        838        1,115      2,291
Target Small-Cap Portfolio, 1st Quarter 2009 Series                         341        838        1,115      2,291
Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series           379        950        1,305      2,675
Value Line(R) Diversified Target 40 Portfolio, 1st Quarter 2009 Series      356        883        1,191      2,446
Value Line(R) Target 25 Portfolio, 1st Quarter 2009 Series                  347        856        1,150      2,362

_____________

(a) The combination of the initial and deferred sales charge comprises what we refer to as the "transactional sales charge." The initial sales charge is actually equal to the difference between the maximum sales charge of 2.95% and the sum of any remaining deferred sales charge and creation and development fee.

(b) The deferred sales charge is a fixed dollar amount equal to $.145 per Unit which, as a percentage of the Public Offering Price, will vary over time. The deferred sales charge will be deducted in three monthly installments commencing April 20, 2009.

(c) The creation and development fee compensates the Sponsor for creating and developing the Trusts. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period which is expected to be approximately three months from the Initial Date of Deposit. If the price you pay for your Units exceeds $10 per Unit, the creation and development fee will be less than 0.50%; if the price you pay for your Units is less than $10 per Unit, the creation and development fee will exceed 0.50%.

(d) Estimated organization costs will be deducted from the assets of each Trust at the end of the initial offering period. Estimated organization costs are assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(e) Each of the fees listed herein is assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(f) Other operating expenses for certain Trusts include estimated per Unit costs associated with a license fee as described in "Expenses and Charges," but do not include brokerage costs and other portfolio transaction fees for any of the Trusts. In certain circumstances the Trusts may incur additional expenses not set forth above. See "Expenses and Charges."

                      Report of Independent
                Registered Public Accounting Firm


The Sponsor, First Trust Portfolios L.P., and Unit Holders
FT 1900

We have audited the accompanying statements of net assets, including the schedules of investments, of FT 1900, comprising Dow(R) Target 5 1Q '09 - Term 3/31/10 (The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series); Dow(R) Target Dvd. 1Q '09 - Term 3/31/10 (The Dow(R) Target Dividend Portfolio, 1st Quarter 2009 Series ); Global Target 15 1Q '09 - Term 3/31/10 (Global Target 15 Portfolio, 1st Quarter 2009 Series); MSCI EAFE Target 20 1Q '09 - Term 3/31/10 (MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series); Nasdaq(R) Target 15 1Q '09 - Term 3/31/10 (The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series); NYSE(R) Intl. Target 25 1Q '09 - Term 3/31/10 (NYSE(R) International Target 25 Portfolio, 1st Quarter 2009 Series); S&P Target 24 1Q '09 - Term 3/31/10 (The S&P Target 24 Portfolio, 1st Quarter 2009 Series); S&P Target SMid 60 1Q '09 - Term 3/31/10 (S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series); Target 50/50 1Q '09 - Term 3/31/10 (Target 50/50 Portfolio, 1st Quarter 2009 Series); Target Divsd. Dvd. 1Q '09 - Term 3/31/10 (Target Diversified Dividend Portfolio, 1st Quarter 2009 Series); Target Dvd. Multi-Strat. 1Q '09 - Term 3/31/10 (Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series); Target Dbl. Play 1Q '09 - Term 3/31/10 (Target Double Play Portfolio, 1st Quarter 2009 Series); Target Growth 1Q '09 - Term 3/31/10 (Target Growth Portfolio, 1st Quarter 2009 Series); Target Long-Term Growth 1Q '09 - Term 3/31/10 (Target Long-Term Growth Portfolio, 1st Quarter 2009 Series); Target Mega-Cap 1Q '09 - Term 3/31/10 (Target Mega-Cap Portfolio, 1st Quarter 2009 Series); Target Small-Cap 1Q '09 - Term 3/31/10 (Target Small-Cap Portfolio, 1st Quarter 2009 Series); Target VIP Cons. Eqty. 1Q '09 - Term 3/31/10 (Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series); Value Line(R) Divsd. Target 40 1Q '09 - Term 3/31/10 (Value Line(R) Diversified Target 40 Portfolio, 1st Quarter 2009 Series) and Value Line(R) Target 25 1Q '09
- Term 3/31/10 (Value Line(R) Target 25 Portfolio, 1st Quarter 2009 Series) (collectively, the "Trusts"), as of the opening of business on December 31, 2008 (Initial Date of Deposit). These statements of net assets are the responsibility of the Trusts' Sponsor. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets, assessing the accounting principles used and significant estimates made by the Trusts' Sponsor, as well as evaluating the overall presentation of the statements of net assets. Our procedures included confirmation of the irrevocable letter of credit held by The Bank of New York Mellon, the Trustee, and allocated among the Trusts for the purchase of Securities, as shown in the statements of net assets, as of the opening of business on December 31, 2008, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of FT 1900, comprising the above-mentioned Trusts, as of the opening of business on December 31, 2008 (Initial Date of Deposit) in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
December 31, 2008

                         Statements of Net Assets

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                     The Dow(R)          The Dow(R)         Global             MSCI EAFE
                                                     Target 5            Target Dividend    Target 15          Target 20
                                                     Portfolio           Portfolio          Portfolio          Portfolio
                                                     1st Quarter         1st Quarter        1st Quarter        1st Quarter
                                                     2009 Series         2009 Series        2009 Series        2009 Series
                                                     ___________         _______________    ___________        ___________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                     $143,250           $177,667          $ 149,790            $150,875
Less liability for reimbursement to Sponsor
   for organization costs (3)                            (420)              (449)              (439)               (442)
Less liability for deferred sales charge (4)           (2,098)            (2,602)            (2,194)             (2,210)
Less liability for creation and development fee (5)      (724)              (897)              (756)               (762)
                                                     ________           ________           ________            ________
Net assets                                           $140,008           $173,719           $146,401            $147,461
                                                     ========           ========           ========            ========
Units outstanding                                      14,470             17,946             15,130              15,240
Net asset value per Unit (6)                         $  9.676           $  9.680           $  9.676            $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                $144,697           $179,462           $151,303            $152,399
Less maximum sales charge (7)                          (4,269)            (5,294)            (4,463)             (4,496)
Less estimated reimbursement to Sponsor
   for organization costs (3)                            (420)              (449)              (439)               (442)
                                                     ________           ________           ________            ________
Net assets                                           $140,008           $173,719           $146,401            $147,461
                                                     ========           ========           ========            ========

__________

See "Notes to Statements of Net Assets" on page 20.

                         Statements of Net Assets

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                     The Nasdaq (R)   NYSE (R)              The S&P
                                                     Target 15        International         Target 24          S&P
                                                     Portfolio        Target 25             Portfolio          Target SMid 60
                                                     1st Quarter      Portfolio, 1st        1st Quarter        Portfolio, 1st
                                                     2009 Series      Quarter 2009 Series   2009 Series        Quarter 2009 Series
                                                     _____________    ___________________   ___________        ___________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                     $166,905           $143,718            $131,096           $167,458
Less liability for reimbursement to Sponsor
   for organization costs (3)                            (489)              (363)               (384)              (491)
Less liability for deferred sales charge (4)           (2,445)            (2,105)             (1,920)            (2,453)
Less liability for creation and development fee (5)      (843)              (726)               (662)              (846)
                                                     ________           ________            ________           ________
Net assets                                           $163,128           $140,524            $128,130           $163,668
                                                     ========           ========            ========           ========
Units outstanding                                      16,859             14,517              13,242             16,915
Net asset value per Unit (6)                         $  9.676           $  9.680            $  9.676           $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                $168,590           $145,170            $132,420           $169,149
Less maximum sales charge (7)                          (4,973)            (4,283)             (3,906)            (4,990)
Less estimated reimbursement to Sponsor
   for organization costs (3)                            (489)              (363)               (384)              (491)
                                                     ________           ________            ________           ________
Net assets                                           $163,128           $140,524            $128,130           $163,668
                                                     ========           ========            ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                         Statements of Net Assets

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                                              Target Dividend    Target
                                                      Target 50/50       Target Diversified   Multi-Strategy     Double Play
                                                      Portfolio          Dividend Portfolio   Portfolio          Portfolio
                                                      1st Quarter        1st Quarter          1st Quarter        1st Quarter
                                                      2009 Series        2009 Series          2009 Series        2009 Series
                                                      ____________       __________________   _______________    ___________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                      $253,100           $171,615             $254,734           $168,351
Less liability for reimbursement to Sponsor
   for organization costs (3)                             (741)              (503)                (746)              (425)
Less liability for deferred sales charge (4)            (3,707)            (2,514)              (3,731)            (2,466)
Less liability for creation and development fee (5)     (1,278)              (867)              (1,287)              (850)
                                                      ________           ________             ________           ________
Net assets                                            $247,374           $167,731             $248,970           $164,610
                                                      ========           ========             ========           ========
Units outstanding                                       25,566             17,335               25,731             17,005
Net asset value per Unit (6)                          $  9.676           $  9.676             $  9.676           $  9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                 $255,657           $173,348             $257,307           $170,051
Less maximum sales charge (7)                           (7,542)            (5,114)              (7,591)            (5,016)
Less estimated reimbursement to Sponsor
   for organization costs (3)                             (741)              (503)                (746)              (425)
                                                      ________           ________             ________           ________
Net assets                                            $247,374           $167,731             $248,970           $164,610
                                                      ========           ========             ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                         Statements of Net Assets

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008




                                                    Target Growth      Target Long-Term   Target Mega-Cap    Target Small-Cap
                                                    Portfolio          Growth Portfolio   Portfolio          Portfolio
                                                    1st Quarter        1st Quarter        1st Quarter        1st Quarter
                                                    2009 Series        2009 Series        2009 Series        2009 Series
                                                    _____________      _____________      _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                    $172,182           $263,745           $240,148           $149,295
Less liability for reimbursement to Sponsor
   for organization costs (3)                           (504)              (773)              (703)              (437)
Less liability for deferred sales charge (4)          (2,522)            (3,863)            (3,517)            (2,187)
Less liability for creation and development fee (5)     (870)            (1,332)            (1,213)              (754)
                                                    ________           ________           ________           ________
Net assets                                          $168,286           $257,777           $234,715           $145,917
                                                    ========           ========           ========           ========
Units outstanding                                     17,392             26,641             24,257             15,080
Net asset value per Unit (6)                        $  9.676           $  9.676           $  9.676           $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                               $173,921           $266,409           $242,574           $150,803
Less maximum sales charge (7)                         (5,131)            (7,859)            (7,156)            (4,449)
Less estimated reimbursement to Sponsor
   for organization costs (3)                           (504)              (773)              (703)              (437)
                                                    ________           ________           ________           ________
Net assets                                          $168,286           $257,777           $234,715           $145,917
                                                    ========           ========           ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                         Statements of Net Assets

                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008



                                                                         Target VIP        Value Line(R)
                                                                         Conservative      Diversified      Value Line(R)
                                                                         Equity            Target 40        Target 25
                                                                         Portfolio, 1st    Portfolio, 1st   Portfolio, 1st
                                                                         Quarter 2009      Quarter 2009     Quarter 2009
                                                                         Series            Series           Series
                                                                         ______________    ______________   ______________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                           $247,170          $164,462         $165,640
Less liability for reimbursement to Sponsor
   for organization costs (3)                                                  (724)             (482)            (418)
Less liability for deferred sales charge (4)                                 (3,620)           (2,409)          (2,426)
Less liability for creation and development fee (5)                          (1,248)             (831)            (837)
                                                                           ________          ________         ________
Net assets                                                                 $241,578          $160,740         $161,959
                                                                           ========          ========         ========
Units outstanding                                                            24,967            16,612           16,731
Net asset value per Unit (6)                                               $  9.676          $  9.676         $  9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                      $249,667          $166,123         $167,313
Less maximum sales charge (7)                                                (7,365)           (4,901)          (4,936)
Less estimated reimbursement to Sponsor for organization costs (3)             (724)             (482)            (418)
                                                                           ________          ________         ________
Net assets                                                                 $241,578          $160,740         $161,959
                                                                           ========          ========         ========

__________

See "Notes to Statements of Net Assets" on page 20.

Page 19


                    NOTES TO STATEMENTS OF NET ASSETS

The Sponsor is responsible for the preparation of financial statements in accordance with accounting principles generally accepted in the United States which require the Sponsor to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

(1) Each Trust invests in a diversified portfolio of common stocks. Aggregate cost of the Securities listed under "Schedule of Investments" for each Trust is based on their aggregate underlying value. Each Trust has a Mandatory Termination Date of March 31, 2010.

(2) An irrevocable letter of credit for approximately $5,300,000, issued by The Bank of New York Mellon (approximately $200,000 will be allocated to each of The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series; The Dow(R) Target Dividend Portfolio, 1st Quarter 2009 Series; Global Target 15 Portfolio, 1st Quarter 2009 Series; MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series; The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series; NYSE(R) International Target 25 Portfolio, 1st Quarter 2009
Series; The S&P Target 24 Portfolio, 1st Quarter 2009 Series; S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series; Target Diversified Dividend Portfolio, 1st Quarter 2009 Series; Target Double Play Portfolio, 1st Quarter 2009 Series; Target Growth Portfolio, 1st Quarter 2009 Series; Target Small-Cap Portfolio, 1st Quarter 2009 Series; Value Line(R) Diversified Target 40 Portfolio, 1st Quarter 2009 Series and Value
Line(R) Target 25 Portfolio, 1st Quarter 2009 Series; and approximately $500,000 will be allocated to each of Target 50/50 Portfolio, 1st Quarter 2009 Series; Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series; Target Long-Term Growth Portfolio, 1st Quarter 2009 Series;
Target Mega-Cap Portfolio, 1st Quarter 2009 Series and Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series), has been deposited with the Trustee as collateral, covering the monies necessary for the purchase of the Securities according to their purchase contracts.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. The per Unit costs have been estimated as set forth in the Fee Table. A payment will be made at the end of the initial offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs of a Trust are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of such Trust.

(4) Represents the amount of mandatory deferred sales charge distributions of $.145 per Unit, payable to the Sponsor in three approximately equal monthly installments beginning on April 20, 2009 and on the twentieth day of each month thereafter (or if such date is not a business day, on the preceding business day) through June 19, 2009. If Unit holders redeem Units before June 19, 2009 they will have to pay the remaining amount of the deferred sales charge applicable to such Units when they redeem them.

(5) The creation and development fee ($.050 per Unit for each Trust) is payable by a Trust on behalf of Unit holders out of assets of a Trust at the end of a Trust's initial offering period. If Units are redeemed prior to the close of the initial offering period, the fee will not be deducted from the proceeds.

(6) Net asset value per Unit is calculated by dividing a Trust's net assets by the number of Units outstanding. This figure includes organization costs and the creation and development fee, which will only be assessed to Units outstanding at the close of the initial offering period.

(7) The aggregate cost to investors in a Trust includes a maximum sales charge (comprised of an initial and a deferred sales charge and the creation and development fee) computed at the rate of 2.95% of the Public Offering Price (equivalent to 2.98% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee), assuming no reduction of the maximum sales charge as set forth under "Public Offering."

                         Schedule of Investments

         The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                           Percentage
                                                           of Aggregate   Number     Market      Cost of        Current
Ticker Symbol and                                          Offering       of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)                           Price          Shares     Share       the Trust (2)  Yield (3)
________________________________                           ____________   ______     _________   _____________  _________
COMMON STOCKS (100%):

Financials (20%):
BAC      Bank of America Corporation                        20%           2,164      $13.24      $ 28,651        9.67%

Health Care (20%):
PFE      Pfizer Inc.                                        20%           1,614       17.75        28,649        7.21%

Industrials (20%):
GE       General Electric Company                           20%           1,811       15.82        28,650        7.84%

Materials (40%):
AA       Alcoa Inc.                                         20%           2,680       10.69        28,649        6.36%
DD       E.I. du Pont de Nemours and Company                20%           1,141       25.11        28,651        6.53%
                                                           ____                                  ________
              Total Investments                            100%                                  $143,250
                                                           ====                                  ========

__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

                            The Dow(R) Target
               Dividend Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                           Percentage
                                                           of Aggregate  Number     Market      Cost of        Current
Ticker Symbol and                                          Offering      of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)(4)                        Price         Shares     Share       the Trust (2)  Yield (3)
___________________________________                        ____________  ______     _________   ____________   _________
COMMON STOCKS (100%):

Consumer Staples (5%):
UVV       Universal Corporation                              5%            293      $ 30.34      $  8,890      6.06%

Financials (40%):
BBT       BB&T Corporation                                   5%            334        26.60         8,884      7.07%
FNB       F.N.B. Corporation                                 5%            695        12.78         8,882      7.51%
FBP       First BanCorp. +                                   5%            807        11.01         8,885      2.54%
FNFG      First Niagara Financial Group, Inc.                5%            554        16.04         8,886      3.49%
FULT      Fulton Financial Corporation                       5%            959         9.26         8,880      6.48%
RF        Regions Financial Corporation                      5%          1,126         7.89         8,884      5.07%
STI       SunTrust Banks, Inc.                               5%            308        28.86         8,889      7.48%
ZION      Zions Bancorporation                               5%            388        22.89         8,881      5.59%

Industrials (20%):
BGG       Briggs & Stratton Corporation                      5%            530        16.76         8,883      5.25%
RRD       R. R. Donnelley & Sons Company                     5%            659        13.48         8,883      7.72%
TXT       Textron, Inc.                                      5%            689        12.89         8,881      7.14%
TKR       The Timken Company                                 5%            465        19.09         8,877      3.77%

Materials (15%):
EMN       Eastman Chemical Company                           5%            291        30.51         8,879      5.77%
MWV       MeadWestvaco Corporation                           5%            831        10.69         8,883      8.61%
SXT       Sensient Technologies Corporation                  5%            386        23.02         8,886      3.30%

Utilities (20%):
AEP       American Electric Power Company, Inc.              5%            277        32.05         8,878      5.12%
NI        NiSource Inc.                                      5%            812        10.94         8,883      8.41%
PNW       Pinnacle West Capital Corporation                  5%            278        31.96         8,885      6.57%
TE        TECO Energy, Inc.                                  5%            750        11.85         8,888      6.75%
                                                           ____                                  ________
               Total Investments                           100%                                  $177,667
                                                           ====                                  ========

__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

           Global Target 15 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                      Percentage                         Cost of
                                                                      of Aggregate  Number    Market     Securities Current
Ticker Symbol and                                                     Offering      of        Value per  to the     Dividend
Name of Issuer of Securities (1)(4)(5)                                Price         Shares    Share      Trust (2)  Yield (3)
______________________________________                                ____________  ______    _________  _________  _________
COMMON STOCKS (100.00%):

Hong Kong (33.47%):
23 HK         The Bank of East Asia, Ltd. #                             6.81%        4,778    $ 2.13     $ 10,194    8.53%
2388 HK       BOC Hong Kong (Holdings) Limited #                        6.56%        8,739      1.12        9,823   10.62%
293 HK        Cathay Pacific Airways Limited #                          6.62%        8,922      1.11        9,913    7.20%
267 HK        CITIC Pacific Limited #                                   6.70%        9,277      1.08       10,031   13.13%
1199 HK       Cosco Pacific Limited #                                   6.78%        9,978      1.02       10,157    7.35%

United Kingdom (33.24%):
BT/A LN       BT Group Plc #                                            6.76%        5,092      1.99       10,131   12.72%
GKN LN        GKN Plc #                                                 6.71%        7,082      1.42       10,046   15.46%
ITV LN        ITV Plc #                                                 6.60%       16,684      0.59        9,887    6.69%
LAD LN        Ladbrokes Plc #                                           6.48%        3,690      2.63        9,709    8.61%
LOG LN        LogicaCMG Plc #                                           6.69%       10,301      0.97       10,027    9.71%

United States (33.29%):
AA            Alcoa Inc.                                                6.65%          932     10.69        9,963    6.36%
BAC           Bank of America Corporation                               6.66%          754     13.24        9,983    9.67%
DD            E.I. du Pont de Nemours and Company                       6.66%          397     25.11        9,969    6.53%
GE            General Electric Company                                  6.66%          631     15.82        9,982    7.84%
PFE           Pfizer Inc.                                               6.66%          562     17.75        9,975    7.21%
                                                                      _______                            ________
                      Total Investments                               100.00%                            $149,790
                                                                      =======                            ========
__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

          MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                     Percentage
                                                                     of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                    Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)(5) #                             Price           Shares      Share       the Trust (2)
________________________________________                             ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Belgium (5.00%):
BELG BB     Belgacom S.A.                                              5.00%           193       $39.07      $  7,541

France (20.13%):
SGO FP      Compagnie de Saint-Gobain S.A.                             5.08%           162        47.30         7,662
FTE FP      France Telecom S.A.                                        5.03%           265        28.66         7,595
BN FP       Groupe Danone S.A.                                         5.00%           122        61.79         7,538
VIV FP      Vivendi S.A.                                               5.02%           228        33.23         7,576

Germany (10.05%):
BMW GY      Bayerische Motoren Werke (BMW) AG                          4.96%           245        30.57         7,490
PAH3 GY     Porsche Automobil Holding SE                               5.09%            99        77.59         7,682

Hong Kong (4.91%):
66 HK       MTR Corporation Limited                                    4.91%         3,169         2.34         7,409

Ireland (4.87%):
CRH ID      CRH Plc                                                    4.87%           287        25.57         7,340

Italy (15.08%):
ENEL IM     Enel SpA                                                   5.05%         1,182         6.45         7,621
ENI IM      Eni SpA                                                    5.08%           320        23.95         7,662
TIT IM      Telecom Italia SpA                                         4.95%         4,550         1.64         7,472

Japan (10.12%):
5108 JP     Bridgestone Corp.                                          5.16%           523        14.89         7,787
9508 JP     Kyushu Electric Power Company, Incorporated                4.96%           282        26.56         7,490

The Netherlands (14.93%):
EAD FP      European Aeronautic Defence and Space Company              4.94%           448        16.62         7,447
PHIA NA     Koninklijke (Royal) Philips Electronics N.V.               4.98%           378        19.89         7,519
RDSB LN     Royal Dutch Shell Plc                                      5.01%           300        25.19         7,557

Spain (5.03%):
REP SM      Repsol YPF, S.A.                                           5.03%           354        21.45         7,592

United Kingdom (9.88%):
BP/ LN      BP Plc                                                     5.00%           991         7.61         7,539
CNA LN      Centrica Plc                                               4.88%         1,941         3.79         7,356
                                                                     _______                                 ________
                 Total Investments                                   100.00%                                 $150,875
                                                                     =======                                 ========
__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

       The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ______________   _________   _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (18.02%):
APOL       Apollo Group, Inc. (Class A) *                                 4.92%            106       $77.46      $  8,211
BBBY       Bed Bath & Beyond Inc. *                                       2.58%            170        25.34         4,308
DTV        The DIRECTV Group, Inc. *                                      9.02%            672        22.41        15,060
ROST       Ross Stores, Inc.                                              1.50%             85        29.52         2,509

Consumer Staples (1.01%):
HANS       Hansen Natural Corporation *                                   1.01%             49        34.35         1,683

Health Care (45.02%):
AMGN       Amgen Inc. *                                                  24.47%            709        57.59        40,831
CEPH       Cephalon, Inc. *                                               2.13%             46        77.33         3,557
GILD       Gilead Sciences, Inc. *                                       18.42%            599        51.33        30,747

Industrials (7.44%):
CHRW       C.H. Robinson Worldwide, Inc.                                  3.48%            109        53.31         5,811
CTAS       Cintas Corporation                                             1.00%             73        22.87         1,670
FAST       Fastenal Company                                               1.95%             97        33.56         3,255
JBHT       J.B. Hunt Transport Services, Inc.                             1.01%             66        25.38         1,675

Information Technology (28.51%):
ALTR       Altera Corporation                                             1.92%            191        16.75         3,199
CHKP       Check Point Software Technologies Ltd. +*                      1.61%            142        18.96         2,692
MSFT       Microsoft Corporation                                         24.98%          2,156        19.34        41,697
                                                                        _______                                  ________
                Total Investments                                       100.00%                                  $166,905
                                                                        =======                                  ========
__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

   NYSE(R) International Target 25 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


 At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                          Percentage
                                                                          of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                         Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)(5) +                                  Price           Shares    Share       the Trust (2)
________________________________________                                  ____________    ______    _________   _____________
COMMON STOCKS (100%):

Canada (12%):
BMO         Bank of Montreal                                                4%             227      $25.30      $  5,743
PCZ         Petro-Canada                                                    4%             264       21.80         5,755
TD          The Toronto-Dominion Bank                                       4%             165       34.88         5,755

France (8%):
AXA         AXA S.A. (ADR)                                                  4%             258       22.28         5,748
VE          Veolia Environnement (ADR)                                      4%             182       31.63         5,757

Germany (12%):
AZ          Allianz AG (ADR)                                                4%             536       10.72         5,746
DAI         Daimler AG                                                      4%             151       38.05         5,745
DB          Deutsche Bank AG                                                4%             142       40.52         5,754

Greece (4%):
NBG         National Bank of Greece S.A. (ADR)                              4%           1,452        3.96         5,750

Italy (4%):
TI          Telecom Italia SpA (ADR)                                        4%             356       16.13         5,742

Japan (16%):
HIT         Hitachi, Ltd. (ADR)                                             4%             148       38.81         5,744
HMC         Honda Motor Co., Ltd. (ADR)                                     4%             270       21.29         5,748
NTT         Nippon Telegraph & Telephone Corporation (ADR)                  4%             211       27.23         5,745
SNE         Sony Corporation (ADR)                                          4%             267       21.55         5,754

The Netherlands (8%):
MT          ArcelorMittal (ADR)                                             4%             237       24.26         5,750
ING         ING Groep N.V. (ADR) (6)                                        4%             529       10.86         5,745

Russia (4%):
VIP         Vimpel-Communications (VimpelCom) (ADR)                         4%             780        7.37         5,749

South Korea (4%):
KEP         Korea Electric Power Corporation (ADR)                          4%             501       11.47         5,746

Spain (4%):
REP         Repsol YPF, S.A. (ADR)                                          4%             268       21.42         5,741

Switzerland (8%):
CS          Credit Suisse Group (ADR)                                       4%             209       27.52         5,752
UBS         UBS AG *                                                        4%             409       14.05         5,746

United Kingdom (16%):
BCS         Barclays Plc (ADR) (6)                                          4%             656        8.76         5,747
LYG         Lloyds TSB Group Plc (ADR) (6)                                  4%             776        7.41         5,750
RTP         Rio Tinto Plc (ADR)                                             4%              66       87.17         5,753
RBS         Royal Bank of Scotland Group Plc (ADR) (6)                      4%             402       14.31         5,753
                                                                          ____                                  ________
             Total Investments                                            100%                                  $143,718
                                                                          ====                                  ========

__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

           The S&P Target 24 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (8.99%):
AZO       AutoZone, Inc. *                                              0.84%           8         $137.25     $  1,098
COH       Coach, Inc. *                                                 0.71%          46           20.36          936
MCD       McDonald's Corporation                                        7.44%         158           61.74        9,755

Consumer Staples (15.29%):
CPB       Campbell Soup Company                                         1.24%          55           29.50        1,622
CL        Colgate-Palmolive Company                                     4.05%          78           68.02        5,306
PEP       PepsiCo, Inc.                                                10.00%         239           54.88       13,116

Energy (14.18%):
CVX       Chevron Corporation                                          12.43%         222           73.38       16,290
ESV       ENSCO International Incorporated                              0.34%          16           27.55          441
EOG       EOG Resources, Inc.                                           1.41%          28           65.82        1,843

Financials (13.61%):
MCO       Moody's Corporation                                           1.53%         100           20.07        2,007
PSA       Public Storage (7)                                            3.89%          68           75.07        5,105
TRV       The Travelers Companies, Inc.                                 8.19%         239           44.93       10,738

Health Care (15.71%):
AMGN      Amgen Inc. *                                                  8.39%         191           57.59       11,000
FRX       Forest Laboratories, Inc. *                                   1.02%          53           25.20        1,336
GILD      Gilead Sciences, Inc. *                                       6.30%         161           51.33        8,264

Industrials (11.30%):
DOV       Dover Corporation                                             4.21%         172           32.06        5,514
DNB       The Dun & Bradstreet Corporation                              2.89%          51           74.31        3,790
GWW       W.W. Grainger, Inc.                                           4.20%          71           77.49        5,502

Information Technology (16.63%):
ALTR      Altera Corporation                                            7.78%         609           16.75       10,201
LXK       Lexmark International, Inc. *                                 3.36%         166           26.58        4,412
MCHP      Microchip Technology Incorporated                             5.49%         374           19.23        7,192

Utilities (4.29%):
SRE       Sempra Energy                                                 1.05%          33           41.67        1,375
SO        The Southern Company                                          2.98%         107           36.53        3,909
TE        TECO Energy, Inc.                                             0.26%          29           11.85          344
                                                                      _______                                 ________
               Total Investments                                      100.00%                                 $131,096
                                                                      =======                                 ========
__________

See "Notes to Schedules of Investments" on page 51.

                         Schedule of Investments

          S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (4.44%):
CAB       Cabela's Incorporated *                                       1.11%         350         $  5.31     $  1,859
LYV       Live Nation Inc. *                                            1.11%         376            4.95        1,861
RGS       Regis Corporation                                             2.22%         276           13.48        3,720

Consumer Staples (1.11%):
GAP       The Great Atlantic & Pacific Tea Company, Inc. *              1.11%         325            5.73        1,862

Energy (26.67%):
XEC       Cimarex Energy Co.                                            2.22%         140           26.53        3,714
EXH       Exterran Holdings Inc. *                                      2.22%         181           20.55        3,720
FST       Forest Oil Corporation *                                      2.23%         232           16.05        3,724
HOS       Hornbeck Offshore Services, Inc. *                            1.11%         120           15.50        1,860
IO        ION Geophysical Corporation *                                 1.11%         631            2.95        1,861
ME        Mariner Energy Inc. *                                         2.22%         378            9.85        3,723
NFX       Newfield Exploration Company *                                2.22%         193           19.28        3,721
OSG       Overseas Shipholding Group, Inc.                              2.23%          91           40.97        3,728
PXP       Plains Exploration & Production Company *                     2.23%         165           22.59        3,727
PDE       Pride International, Inc. *                                   2.22%         237           15.70        3,721
KWK       Quicksilver Resources Inc. *                                  2.22%         695            5.35        3,718
SGY       Stone Energy Corporation *                                    1.11%         180           10.33        1,859
SFY       Swift Energy Company *                                        1.11%         113           16.49        1,863
UNT       Unit Corporation *                                            2.22%         142           26.17        3,716

Financials (8.88%):
CDR       Cedar Shopping Centers Inc. (7)                               1.11%         273            6.82        1,862
DRH       DiamondRock Hospitality Company (6)(7)                        1.11%         409            4.55        1,861
LAB       LaBranche & Co Inc. *                                         1.11%         422            4.41        1,861
MPW       Medical Properties Trust Inc. (7)                             1.11%         301            6.18        1,860
PLFE      Presidential Life Corporation                                 1.11%         193            9.62        1,857
STSA      Sterling Financial Corporation                                1.11%         236            7.88        1,860
UCBH      UCBH Holdings, Inc.                                           1.11%         281            6.63        1,863
WTFC      Wintrust Financial Corporation                                1.11%          94           19.80        1,861

Health Care (11.11%):
EYE       Advanced Medical Optics, Inc. *                               2.23%         592            6.29        3,724
COO       The Cooper Companies, Inc.                                    1.11%         113           16.49        1,863
CCRN      Cross Country Healthcare, Inc. *                              1.11%         216            8.61        1,860
KND       Kindred Healthcare, Inc. *                                    2.22%         305           12.19        3,718
LPNT      LifePoint Hospitals, Inc. *                                   2.22%         168           22.12        3,716
WCG       WellCare Health Plans Inc. *                                  2.22%         289           12.88        3,722


                    Schedule of Investments (cont'd.)

          S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
Industrials (15.56%):
AIN      Albany International Corp. (Class A)                           1.11%         152         $ 12.24     $  1,860
ROCK     Gibraltar Industries Inc.                                      1.11%         167           11.15        1,862
MPS      MPS Group, Inc. *                                              2.22%         509            7.31        3,721
NCS      NCI Building Systems, Inc. *                                   1.11%         113           16.44        1,858
SCHS     School Specialty, Inc. *                                       1.12%         103           18.14        1,868
TEX      Terex Corporation *                                            2.22%         225           16.54        3,722
TKR      The Timken Company                                             2.22%         195           19.09        3,723
TRN      Trinity Industries, Inc.                                       2.22%         248           15.00        3,720
URI      United Rentals, Inc. *                                         2.23%         427            8.72        3,723

Information Technology (20.01%):
AVT      Avnet Inc. *                                                   2.23%         209           17.84        3,729
BHE      Benchmark Electronics, Inc. *                                  1.12%         151           12.35        1,865
BBOX     Black Box Corporation                                          1.11%          76           24.46        1,859
CELL     Brightpoint, Inc. *                                            1.11%         462            4.03        1,862
CKP      Checkpoint Systems, Inc. *                                     1.11%         191            9.72        1,857
CBR      CIBER, Inc. *                                                  1.11%         407            4.57        1,860
FCS      Fairchild Semiconductor International, Inc. *                  2.22%         792            4.70        3,722
IM       Ingram Micro Inc. *                                            2.22%         285           13.06        3,722
IDTI     Integrated Device Technology, Inc. *                           2.22%         667            5.58        3,722
ISIL     Intersil Corporation                                           2.22%         410            9.07        3,719
SNX      SYNNEX Corporation *                                           1.12%         165           11.30        1,865
TECD     Tech Data Corporation *                                        2.22%         216           17.19        3,713

Materials (7.77%):
OMG      OM Group, Inc. *                                               1.11%          92           20.21        1,859
POL      PolyOne Corporation *                                          1.11%         642            2.90        1,862
RS       Reliance Steel & Aluminum Co.                                  2.22%         189           19.70        3,723
RTI      RTI International Metals, Inc. *                               1.11%         138           13.45        1,856
TIN      Temple-Inland Inc.                                             2.22%         820            4.54        3,723

Utilities (4.45%):
GXP      Great Plains Energy Incorporated                               2.22%         195           19.04        3,713
NVE      NV Energy Inc.                                                 2.23%         386            9.65        3,725
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $167,458
                                                                      =======                                 ========
__________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

                 Target 50/50 Portfolio, 1st Quarter 2009 Series
                                     FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (8.07%):
APOL         Apollo Group, Inc. (Class A) *                                0.77%           25      $ 77.46       $1,937
AZO          AutoZone, Inc. *                                              0.27%            5       137.25          686
BBBY         Bed Bath & Beyond Inc. *                                      0.21%           21        25.34          532
COH          Coach, Inc. *                                                 0.06%            7        20.36          143
DAI GY       Daimler AG #                                                  0.42%           28        37.77        1,058
DV           DeVry, Inc.                                                   0.11%            5        57.82          289
DTV          The DIRECTV Group, Inc. *                                     0.75%           85        22.41        1,905
DLTR         Dollar Tree, Inc. *                                           0.11%            7        40.83          286
FDO          Family Dollar Stores, Inc.                                    0.09%            9        25.51          230
HOTT         Hot Topic, Inc. *                                             0.11%           31         9.03          280
ESI          ITT Educational Services, Inc. *                              0.11%            3        93.80          281
JOSB         Jos. A. Bank Clothiers, Inc. *                                0.09%            9        24.76          223
MCD          McDonald's Corporation                                        4.29%          176        61.74       10,865
NFLX         Netflix Inc. *                                                0.09%            8        28.66          229
PNRA         Panera Bread Company (Class A) *                              0.10%            5        50.22          251
PETS         PetMed Express, Inc. *                                        0.11%           16        18.00          288
ROST         Ross Stores, Inc.                                             0.13%           11        29.52          325
STRA         Strayer Education, Inc.                                       0.08%            1       212.25          212
TSCO         Tractor Supply Company *                                      0.09%            7        33.86          237
WTSLA        The Wet Seal, Inc. (Class A) *                                0.08%           72         2.74          197

Consumer Staples (4.80%):
ABI BB       Anheuser-Busch InBev NV #                                     0.39%           44        22.58          993
CPB          Campbell Soup Company                                         0.11%            9        29.50          265
CL           Colgate-Palmolive Company                                     0.35%           13        68.02          884
HANS         Hansen Natural Corporation *                                  0.10%            7        34.35          240
NAFC         Nash Finch Company                                            0.09%            5        44.36          222
PEP          PepsiCo, Inc.                                                 0.82%           38        54.88        2,085
SPTN         Spartan Stores, Inc.                                          0.09%           10        23.10          231
THS          TreeHouse Foods, Inc. *                                       0.34%           31        27.23          844
UVV          Universal Corporation                                         2.51%          209        30.34        6,341

Energy (4.96%):
BP/ LN       BP Plc #                                                      0.42%          138         7.61        1,050
CVX          Chevron Corporation                                           1.04%           36        73.38        2,642
CWEI         Clayton Williams Energy, Inc. *                               0.14%            8        42.90          343
ENI IM       Eni SpA #                                                     0.42%           44        23.95        1,054
ESV          ENSCO International Incorporated                              0.03%            3        27.55           83
EOG          EOG Resources, Inc.                                           0.10%            4        65.82          263
XOM          Exxon Mobil Corporation                                       1.68%           54        78.59        4,244
GDP          Goodrich Petroleum Corporation *                              0.30%           26        29.45          766
STL NO       StatoilHydro ASA #                                            0.42%           64        16.47        1,054
EGY          VAALCO Energy, Inc. *                                         0.11%           40         6.70          268
INT          World Fuel Services Corporation                               0.30%           20        38.46          769

                        Schedule of Investments (cont'd.)

                 Target 50/50 Portfolio, 1st Quarter 2009 Series
                                     FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Financials (27.85%):
ALV GY       Allianz AG #                                                  0.42%           10      $106.10      $  1,061
AV/ LN       Aviva Plc #                                                   0.41%          177         5.91         1,047
CS FP        AXA S.A. #                                                    0.43%           49        22.32         1,094
BBVA SM      Banco Bilbao Vizcaya Argentaria, S.A. #                       0.42%           86        12.32         1,059
BBT          BB&T Corporation                                              2.50%          238        26.60         6,331
BNP FP       BNP Paribas S.A. #                                            0.40%           24        42.64         1,023
CBU          Community Bank System, Inc.                                   0.22%           23        23.70           545
ACA FP       Credit Agricole S.A. #                                        0.41%           90        11.50         1,035
CSGN VX      Credit Suisse Group #                                         0.41%           38        27.52         1,046
DBK GY       Deutsche Bank AG #                                            0.42%           27        39.37         1,063
EZPW         EZCORP, Inc. *                                                0.17%           29        14.81           429
FNB          F.N.B. Corporation                                            2.50%          496        12.78         6,339
FBP          First BanCorp. +                                              2.50%          575        11.01         6,331
FCFS         First Cash Financial Services, Inc. *                         0.16%           22        18.00           396
FFIN         First Financial Bankshares, Inc.                              0.33%           15        54.99           825
FNFG         First Niagara Financial Group, Inc.                           2.50%          395        16.04         6,336
FULT         Fulton Financial Corporation                                  2.50%          684         9.26         6,334
HSBA LN      HSBC Holdings Plc #                                           0.42%          112         9.39         1,052
IPCC         Infinity Property & Casualty Corporation                      0.20%           11        46.31           509
MCO          Moody's Corporation                                           0.13%           16        20.07           321
ONB          Old National Bancorp                                          0.33%           46        17.86           822
PSA          Public Storage (7)                                            0.33%           11        75.07           826
RF           Regions Financial Corporation                                 2.50%          803         7.89         6,336
STBA         S&T Bancorp, Inc.                                             0.27%           20        34.70           694
SAN SM       Santander Central Hispano S.A. #                              0.42%          110         9.56         1,051
SF           Stifel Financial Corp. *                                      0.32%           18        45.40           817
STI          SunTrust Banks, Inc.                                          2.47%          217        28.86         6,263
RUKN VX      Swiss Re #                                                    0.44%           23        48.28         1,111
SWS          SWS Group, Inc.                                               0.14%           19        18.16           345
TRV          The Travelers Companies, Inc.                                 0.67%           38        44.93         1,707
ZION         Zions Bancorporation                                          2.51%          277        22.89         6,341

Health Care (10.93%):
AMGN         Amgen Inc. *                                                  4.56%          200        57.59        11,518
CEPH         Cephalon, Inc. *                                              0.18%            6        77.33           464
CPSI         Computer Programs and Systems, Inc.                           0.08%            8        26.49           212
CYBX         Cyberonics, Inc. *                                            0.13%           20        16.18           324
FRX          Forest Laboratories, Inc. *                                   0.08%            8        25.20           202
GTIV         Gentiva Health Services, Inc. *                               0.23%           21        28.01           588
GILD         Gilead Sciences, Inc. *                                       2.07%          102        51.33         5,236
GB           Greatbatch Inc. *                                             0.26%           26        25.85           672
HGR          Hanger Orthopedic Group, Inc. *                               0.13%           23        14.48           333
JNJ          Johnson & Johnson                                             2.08%           89        59.17         5,266
LHCG         LHC Group Inc. *                                              0.18%           13        34.63           450
LMNX         Luminex Corporation *                                         0.25%           31        20.60           639
MMSI         Merit Medical Systems, Inc. *                                 0.14%           20        17.35           347
MYGN         Myriad Genetics, Inc. *                                       0.10%            4        65.91           264
QCOR         Questcor Pharmaceuticals, Inc. *                              0.16%           45         9.05           407
VPHM         ViroPharma Incorporated *                                     0.30%           57        13.46           767

                        Schedule of Investments (cont'd.)

                 Target 50/50 Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                        At the Opening of Business on the
                    Initial Date of Deposit-December 31, 2008


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Industrials (16.98%):
AVAV         Aerovironment Inc. *                                          0.21%           15      $35.41       $    531
ALGT         Allegiant Travel Company *                                    0.29%           15       48.50            727
ASEI         American Science and Engineering, Inc.                        0.17%            6       70.82            425
ABFS         Arkansas Best Corporation                                     0.21%           18       29.03            523
AXYS         Axsys Technologies, Inc. *                                    0.26%           13       51.08            664
BECN         Beacon Roofing Supply, Inc. *                                 0.17%           31       13.80            428
BGG          Briggs & Stratton Corporation                                 2.50%          378       16.76          6,335
CHRW         C.H. Robinson Worldwide, Inc.                                 0.30%           14       53.31            746
CAT          Caterpillar Inc.                                              1.67%           97       43.66          4,235
CTAS         Cintas Corporation                                            0.09%           10       22.87            229
DPW GY       Deutsche Post AG #                                            0.42%           63       16.85          1,061
DOV          Dover Corporation                                             0.36%           28       32.06            898
DNB          The Dun & Bradstreet Corporation                              0.23%            8       74.31            594
FAST         Fastenal Company                                              0.16%           12       33.56            403
GE           General Electric Company                                      1.67%          267       15.82          4,224
GWR          Genesee & Wyoming Inc. (Class A) *                            0.26%           23       28.85            664
HA           Hawaiian Holdings, Inc. *                                     0.08%           34        6.29            214
JBHT         J.B. Hunt Transport Services, Inc.                            0.09%            9       25.38            228
RRD          R. R. Donnelley & Sons Company                                2.50%          470       13.48          6,336
TXT          Textron, Inc.                                                 2.50%          491       12.89          6,329
TKR          The Timken Company                                            2.50%          332       19.09          6,338
GWW          W.W. Grainger, Inc.                                           0.34%           11       77.49            852

Information Technology (4.49%):
ALTR         Altera Corporation                                            0.81%          122       16.75          2,043
CHKP         Check Point Software Technologies Ltd. +*                     0.14%           18       18.96            341
CSGS         CSG Systems International, Inc. *                             0.17%           25       17.06            426
LXK          Lexmark International, Inc. *                                 0.28%           27       26.58            718
MANT         ManTech International Corporation *                           0.08%            4       53.44            214
MCHP         Microchip Technology Incorporated                             0.46%           60       19.23          1,154
MSFT         Microsoft Corporation                                         2.08%          272       19.34          5,260
QSII         Quality Systems, Inc.                                         0.36%           21       43.63            916
SAI          SAIC, Inc. *                                                  0.11%           15       19.33            290

                        Schedule of Investments (cont'd.)

                 Target 50/50 Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                        At the Opening of Business on the
                    Initial Date of Deposit-December 31, 2008


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Materials (8.13%):
CMP          Compass Minerals International, Inc.                          0.09%            4       $57.99      $    232
EMN          Eastman Chemical Company                                      2.47%          205        30.51         6,255
IPHS         Innophos Holdings, Inc.                                       0.11%           14        20.12           282
MWV          MeadWestvaco Corporation                                      2.50%          592        10.69         6,328
RKT          Rock-Tenn Company (Class A)                                   0.46%           33        34.65         1,144
SXT          Sensient Technologies Corporation                             2.50%          275        23.02         6,330

Telecommunication Services (2.48%):
T            AT&T Inc.                                                     1.65%          148        28.23         4,178
BT/A LN      BT Group Plc #                                                0.42%          530         1.99         1,054
TLSN SS      TeliaSonera AB #                                              0.41%          205         5.05         1,036

Utilities (11.31%):
AEP          American Electric Power Company, Inc.                         2.48%          196        32.05         6,282
CWT          California Water Service Group                                0.27%           15        45.97           690
ENEL IM      Enel SpA #                                                    0.42%          164         6.45         1,057
LG           The Laclede Group, Inc.                                       0.29%           16        45.94           735
NI           NiSource Inc.                                                 2.50%          579        10.94         6,334
PNW          Pinnacle West Capital Corporation                             2.50%          198        31.96         6,328
SRE          Sempra Energy                                                 0.08%            5        41.67           208
SO           The Southern Company                                          0.25%           17        36.53           621
TE           TECO Energy, Inc.                                             2.52%          539        11.85         6,387
                                                                         _______                                ________
                  Total Investments                                      100.00%                                $253,100
                                                                         =======                                ========
______________________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

         Target Diversified Dividend Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                        At the Opening of Business on the
                    Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (10.00%):
AM          American Greetings Corporation                             2.50%           618        $ 6.94      $  4,289
BKS         Barnes & Noble, Inc.                                       2.50%           308         13.95         4,297
M           Macy's, Inc.                                               2.50%           456          9.41         4,291
PAG         Penske Automotive Group, Inc.                              2.50%           609          7.05         4,293

Consumer Staples (9.98%):
CALM        Cal-Maine Foods, Inc.                                      2.50%           147         29.19         4,291
RAI         Reynolds American Inc.                                     2.49%           105         40.78         4,282
SVU         SUPERVALU INC.                                             2.50%           317         13.53         4,289
UVV         Universal Corporation                                      2.49%           141         30.34         4,278

Energy (10.01%):
OSG         Overseas Shipholding Group, Inc.                           2.51%           105         40.97         4,302
PTEN        Patterson-UTI Energy, Inc.                                 2.50%           381         11.25         4,286
TK          Teekay Corporation +                                       2.50%           229         18.71         4,285
TNP         Tsakos Energy Navigation Ltd. +                            2.50%           240         17.87         4,289

Financials (10.00%):
COF         Capital One Financial Corporation                          2.50%           139         30.86         4,290
DB          Deutsche Bank AG +                                         2.50%           106         40.52         4,295
HIG         The Hartford Financial Services Group, Inc.                2.50%           263         16.32         4,292
STSA        Sterling Financial Corporation                             2.50%           544          7.88         4,287

Health Care (10.01%):
BVF         Biovail Corporation +                                      2.50%           465          9.23         4,292
BMY         Bristol-Myers Squibb Company                               2.51%           188         22.87         4,300
LLY         Eli Lilly and Company                                      2.50%           108         39.67         4,284
PFE         Pfizer Inc.                                                2.50%           242         17.75         4,295

Industrials (10.00%):
GNK         Genco Shipping & Trading Ltd. +                            2.50%           339         12.65         4,288
NC          NACCO Industries, Inc.                                     2.50%           125         34.38         4,297
OSK         Oshkosh Corporation                                        2.50%           518          8.29         4,294
TXT         Textron, Inc.                                              2.50%           333         12.89         4,292

                        Schedule of Investments (cont'd.)

         Target Diversified Dividend Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                        At the Opening of Business on the
                    Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
Information Technology (10.00%):
CGNX        Cognex Corporation                                         2.50%           295        $14.52      $  4,283
ISIL        Intersil Corporation                                       2.50%           473         9.07          4,290
MXIM        Maxim Integrated Products, Inc.                            2.50%           376        11.42          4,294
MOLX        Molex Incorporated                                         2.50%           308        13.92          4,287

Materials (10.00%):
AA          Alcoa Inc.                                                 2.50%           401        10.69          4,287
CMC         Commercial Metals Company                                  2.50%           372        11.53          4,289
DOW         The Dow Chemical Company                                   2.50%           276        15.55          4,292
MEOH        Methanex Corporation +                                     2.50%           383        11.19          4,286

Telecommunication Services (10.00%):
T           AT&T Inc.                                                  2.50%           152        28.23          4,291
CTL         CenturyTel, Inc.                                           2.50%           160        26.86          4,298
TU          TELUS Corporation +                                        2.50%           151        28.47          4,299
VZ          Verizon Communications Inc.                                2.50%           129        33.23          4,287

Utilities (10.00%):
DTE         DTE Energy Company                                         2.50%           120        35.79          4,295
POM         Pepco Holdings, Inc.                                       2.50%           245        17.49          4,285
PNW         Pinnacle West Capital Corporation                          2.50%           134        31.96          4,283
WR          Westar Energy, Inc.                                        2.50%           215        19.96          4,291
                                                                    ________                                  ________
                 Total Investments                                   100.00%                                  $171,615
                                                                    ========                                  ========

______________________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

        Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series
                                     FT 1900


 At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ____________   ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (8.63%):
AM         American Greetings Corporation                                0.63%           232       $ 6.94      $  1,610
BKS        Barnes & Noble, Inc.                                          0.63%           115        13.95         1,604
DAI GY     Daimler AG #                                                  1.26%            85        37.77         3,211
GKN LN     GKN Plc #                                                     1.64%         2,951         1.42         4,186
ITV LN     ITV Plc #                                                     1.62%         6,951         0.59         4,119
LAD LN     Ladbrokes Plc #                                               1.59%         1,537         2.63         4,044
M          Macy's, Inc.                                                  0.63%           171         9.41         1,609
PAG        Penske Automotive Group, Inc.                                 0.63%           228         7.05         1,607

Consumer Staples (4.94%):
ABI BB     Anheuser-Busch InBev NV #                                     1.17%           132        22.58         2,980
CALM       Cal-Maine Foods, Inc.                                         0.63%            55        29.19         1,605
RAI        Reynolds American Inc.                                        0.62%            39        40.78         1,590
SVU        SUPERVALU INC.                                                0.63%           119        13.53         1,610
UVV        Universal Corporation                                         1.89%           159        30.34         4,824

Energy (6.24%):
BP/ LN     BP Plc #                                                      1.23%           413         7.61         3,142
ENI IM     Eni SpA #                                                     1.25%           133        23.95         3,185
OSG        Overseas Shipholding Group, Inc.                              0.63%            39        40.97         1,598
PTEN       Patterson-UTI Energy, Inc.                                    0.63%           143        11.25         1,609
STL NO     StatoilHydro ASA #                                            1.24%           191        16.47         3,145
TK         Teekay Corporation +                                          0.63%            86        18.71         1,609
TNP        Tsakos Energy Navigation Ltd. +                               0.63%            90        17.87         1,608

Financials (31.26%):
ALV GY     Allianz AG #                                                  1.21%            29       106.10         3,077
AV/ LN     Aviva Plc #                                                   1.23%           531         5.91         3,140
CS FP      AXA S.A. #                                                    1.29%           147        22.32         3,281
BBVA SM    Banco Bilbao Vizcaya Argentaria, S.A. #                       1.25%           258        12.32         3,177
BAC        Bank of America Corporation                                   1.68%           324        13.24         4,290
23 HK      The Bank of East Asia, Ltd. #                                 1.67%         1,991         2.13         4,248
BBT        BB&T Corporation                                              1.26%           121        26.60         3,219
BNP FP     BNP Paribas S.A. #                                            1.22%            73        42.64         3,113
2388 HK    BOC Hong Kong (Holdings) Limited #                            1.61%         3,641         1.12         4,092
COF        Capital One Financial Corporation                             0.63%            52        30.86         1,605
ACA FP     Credit Agricole S.A. #                                        1.22%           271        11.50         3,115
CSGN VX    Credit Suisse Group #                                         1.24%           115        27.52         3,165
DBK GY     Deutsche Bank AG #                                            1.25%            81        39.37         3,189
DB         Deutsche Bank AG +                                            0.64%            40        40.52         1,621
FNB        F.N.B. Corporation                                            1.27%           252        12.78         3,221
FBP        First BanCorp. +                                              1.26%           292        11.01         3,215
FNFG       First Niagara Financial Group, Inc.                           1.26%           200        16.04         3,208
FULT       Fulton Financial Corporation                                  1.26%           347         9.26         3,213

                        Schedule of Investments (cont'd.)

        Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series
                                     FT 1900


 At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ____________   ______      _________   _____________
Financials (cont'd.):
HIG         The Hartfotrd Financial Services Group, Inc.                  0.63%           98       $16.32      $  1,599
HSBA LN     HSBC Holdings Plc #                                           1.24%          335         9.39         3,146
RF          Regions Financial Corporation                                 1.26%          408         7.89         3,219
SAN SM      Santander Central Hispano S.A. #                              1.24%          329         9.56         3,145
STSA        Sterling Financial Corporation                                0.63%          204         7.88         1,608
STI         SunTrust Banks, Inc.                                          1.26%          111        28.86         3,203
RUKN VX     Swiss Re #                                                    1.29%           68        48.28         3,283
ZION        Zions Bancorporation                                          1.26%          140        22.89         3,205

Health Care (4.20%):
BVF         Biovail Corporation +                                         0.63%          174         9.23         1,606
BMY         Bristol-Myers Squibb Company                                  0.63%           70        22.87         1,601
LLY         Eli Lilly and Company                                         0.62%           40        39.67         1,587
PFE         Pfizer Inc.                                                   2.32%          333        17.75         5,911

Industrials (15.43%):
BGG         Briggs & Stratton Corporation                                 1.26%          192        16.76         3,218
293 HK      Cathay Pacific Airways Limited #                              1.62%        3,717         1.11         4,130
267 HK      CITIC Pacific Limited #                                       1.64%        3,866         1.08         4,180
1199 HK     Cosco Pacific Limited #                                       1.66%        4,157         1.02         4,231
DPW GY      Deutsche Post AG #                                            1.26%          190        16.85         3,201
GNK         Genco Shipping & Trading Ltd. +                               0.63%          127        12.65         1,607
GE          General Electric Company                                      1.68%          271        15.82         4,287
NC          NACCO Industries, Inc.                                        0.63%           47        34.38         1,616
OSK         Oshkosh Corporation                                           0.63%          194         8.29         1,608
RRD         R. R. Donnelley & Sons Company                                1.27%          239        13.48         3,222
TXT         Textron, Inc.                                                 1.89%          374        12.89         4,821
TKR         The Timken Company                                            1.26%          168        19.09         3,207

INFORMATION TECHNOLOGY (4.16%):
CGNX        Cognex Corporation                                            0.63%          111        14.52         1,612
ISIL        Intersil Corporation                                          0.63%          177         9.07         1,605
LOG LN      LogicaCMG Plc #                                               1.64%        4,292         0.97         4,178
MXIM        Maxim Integrated Products, Inc.                               0.63%          141        11.42         1,610
MOLX        Molex Incorporated                                            0.63%          115        13.92         1,601

MATERIALS (9.68%):
AA          Alcoa Inc.                                                    2.31%          551        10.69         5,891
CMC         Commercial Metals Company                                     0.63%          139        11.53         1,603
DOW         The Dow Chemical Company                                      0.63%          103        15.55         1,602
DD          E.I. du Pont de Nemours and Company                           1.69%          171        25.11         4,294
EMN         Eastman Chemical Company                                      1.26%          105        30.51         3,204
MWV         MeadWestvaco Corporation                                      1.26%          301        10.69         3,218
MEOH        Methanex Corporation +                                        0.63%          144        11.19         1,611
SXT         Sensient Technologies Corporation                             1.27%          140        23.02         3,223

                        Schedule of Investments (cont'd.)

        Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                       At the Opening of Business on the
                   Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
Telecommunication Services (6.64%):
T          AT&T Inc.                                                   0.63%             57       $ 28.23     $  1,609
BT/A LN    BT Group Plc #                                              2.90%          3,713          1.99        7,387
CTL        CenturyTel, Inc.                                            0.63%             60         26.86        1,612
TLSN SS    TeliaSonera AB #                                            1.22%            615          5.05        3,107
TU         TELUS Corporation +                                         0.63%             56         28.47        1,594
VZ         Verizon Communications Inc.                                 0.63%             48         33.23        1,595

Utilities (8.82%):
AEP        American Electric Power Company, Inc.                       1.26%            100         32.05        3,205
DTE        DTE Energy Company                                          0.63%             45         35.79        1,611
ENEL IM    Enel SpA #                                                  1.25%            493          6.45        3,178
NI         NiSource Inc.                                               1.26%            294         10.94        3,216
POM        Pepco Holdings, Inc.                                        0.63%             92         17.49        1,609
PNW        Pinnacle West Capital Corporation                           1.90%            151         31.96        4,826
TE         TECO Energy, Inc.                                           1.26%            271         11.85        3,211
WR         Westar Energy, Inc.                                         0.63%             80         19.96        1,597
                                                                    ________                                  ________
                Total Investments                                    100.00%                                  $254,734
                                                                    ========                                  ========
______________________

See "Notes to Schedules of Investments" on page 51.

                            Schedule of Investments

             Target Double Play Portfolio, 1st Quarter 2009 Series
                                    FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (20.93%):
APOL     Apollo Group, Inc. (Class A) *                                  2.21%             48        $ 77.46     $  3,718
AZO      AutoZone, Inc. *                                                1.39%             17         137.25        2,333
DV       DeVry, Inc.                                                     0.75%             22          57.82        1,272
DLTR     Dollar Tree, Inc. *                                             0.68%             28          40.83        1,143
FDO      Family Dollar Stores, Inc.                                      0.50%             33          25.51          842
ESI      ITT Educational Services, Inc. *                                0.67%             12          93.80        1,126
JOSB     Jos. A. Bank Clothiers, Inc. *                                  0.50%             34          24.76          842
MCD      McDonald's Corporation                                         12.21%            333          61.74       20,559
NFLX     Netflix Inc. *                                                  0.51%             30          28.66          860
PNRA     Panera Bread Company (Class A) *                                0.51%             17          50.22          854
STRA     Strayer Education, Inc.                                         0.50%              4         212.25          849
TSCO     Tractor Supply Company *                                        0.50%             25          33.86          846

Consumer Staples (4.00%):
NAFC     Nash Finch Company                                              0.50%             19          44.36          843
SPTN     Spartan Stores, Inc.                                            0.51%             37          23.10          855
THS      TreeHouse Foods, Inc. *                                         0.50%             31          27.23          844
UVV      Universal Corporation                                           2.49%            138          30.34        4,187

Financials (19.97%):
BBT      BB&T Corporation                                                2.50%            158          26.60        4,203
FNB      F.N.B. Corporation                                              2.50%            329          12.78        4,205
FBP      First BanCorp. +                                                2.49%            381          11.01        4,195
FNFG     First Niagara Financial Group, Inc.                             2.50%            262          16.04        4,202
FULT     Fulton Financial Corporation                                    2.50%            454           9.26        4,204
RF       Regions Financial Corporation                                   2.49%            532           7.89        4,197
STI      SunTrust Banks, Inc.                                            2.50%            146          28.86        4,214
ZION     Zions Bancorporation                                            2.49%            183          22.89        4,189

Health Care (24.91%):
AMGN     Amgen Inc. *                                                   10.91%            319          57.59       18,371
CPSI     Computer Programs and Systems, Inc.                             0.50%             32          26.49          848
GB       Greatbatch Inc. *                                               0.51%             33          25.85          853
JNJ      Johnson & Johnson                                              12.48%            355          59.17       21,005
MYGN     Myriad Genetics, Inc. *                                         0.51%             13          65.91         857

Industrials (10.51%):
AXYS     Axsys Technologies, Inc. *                                      0.52%             17          51.08          868
BGG      Briggs & Stratton Corporation                                   2.50%            251          16.76        4,207
RRD      R. R. Donnelley & Sons Company                                  2.50%            312          13.48        4,206
TXT      Textron, Inc.                                                   2.50%            326          12.89        4,202
TKR      The Timken Company                                              2.49%            220          19.09        4,200

                        Schedule of Investments (cont'd.)

              Target Double Play Portfolio, 1st Quarter 2009 Series
                                     FT 1900


                       At the Opening of Business on the
                   Initial Date of Deposit-December 31, 2008



                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
Information Technology (1.21%):
MANT     ManTech International Corporation *                             0.51%             16       $53.44       $    855
SAI      SAIC, Inc. *                                                    0.70%             61        19.33          1,179

Materials (8.51%):
CMP      Compass Minerals International, Inc.                            0.52%             15        57.99            870
EMN      Eastman Chemical Company                                        2.50%            138        30.51          4,210
MWV      MeadWestvaco Corporation                                        2.49%            393        10.69          4,201
RKT      Rock-Tenn Company (Class A)                                     0.51%             25        34.65            866
SXT      Sensient Technologies Corporation                               2.49%            182        23.02          4,190

Utilities (9.96%):
AEP      American Electric Power Company, Inc.                           2.49%            131        32.05          4,198
NI       NiSource Inc.                                                   2.49%            384        10.94          4,201
PNW      Pinnacle West Capital Corporation                               2.49%            131        31.96          4,187
TE       TECO Energy, Inc.                                               2.49%            354        11.85          4,195
                                                                       _______                                   ________
              Total Investments                                        100.00%                                   $168,351
                                                                       =======                                   ========

______________________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

            Target Growth Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                       Percentage      Number      Market        Cost of
Ticker Symbol and                                                      of Aggregate    of          Value per     Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price  Shares      Share         the Trust (2)
___________________________________                                    ______________  ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (20.02%):
APOL      Apollo Group, Inc. (Class A) *                                 3.33%            74       $  77.46      $  5,732
AZO       AutoZone, Inc. *                                               3.35%            42         137.25         5,765
COH       Coach, Inc. *                                                  3.33%           282          20.36         5,742
HRB       H&R Block, Inc.                                                3.33%           257          22.33         5,739
MCD       McDonald's Corporation                                         3.34%            93          61.74         5,742
YUM       Yum! Brands, Inc.                                              3.34%           186          30.91         5,749

Consumer Staples (13.32%):
CL        Colgate-Palmolive Company                                      3.32%            84          68.02         5,714
HNZ       H.J. Heinz Company                                             3.33%           151          37.98         5,735
K         Kellogg Company                                                3.34%           133          43.19         5,744
LO        Lorillard, Inc.                                                3.33%           103          55.60         5,727

Energy (19.97%):
CVX       Chevron Corporation                                            3.32%            78          73.38         5,724
EOG       EOG Resources, Inc.                                            3.33%            87          65.82         5,726
XOM       Exxon Mobil Corporation                                        3.33%            73          78.59         5,737
IMO       Imperial Oil Limited +                                         3.33%           170          33.75         5,737
OXY       Occidental Petroleum Corporation                               3.33%            98          58.44         5,727
SWN       Southwestern Energy Company *                                  3.33%           193          29.67         5,726

Financials (6.66%):
SCHW      The Charles Schwab Corporation                                 3.33%           370          15.50         5,735
AMTD      TD Ameritrade Holding Corporation *                            3.33%           428          13.41         5,739

Health Care (20.02%):
ABT       Abbott Laboratories                                            3.33%           108          53.16         5,741
AMGN      Amgen Inc. *                                                   3.34%           100          57.59         5,759
BAX       Baxter International Inc.                                      3.34%           109          52.73         5,748
ESRX      Express Scripts, Inc. *                                        3.33%           100          57.36         5,736
FRX       Forest Laboratories, Inc. *                                    3.34%           228          25.20         5,746
GILD      Gilead Sciences, Inc. *                                        3.34%           112          51.33         5,749

Industrials (6.67%):
CHRW      C.H. Robinson Worldwide, Inc.                                  3.34%           108          53.31         5,757
LMT       Lockheed Martin Corporation                                    3.33%            68          84.29         5,732

Information Technology (10.01%):
ACN       Accenture Ltd. +                                               3.33%           177          32.43         5,740
HPQ       Hewlett-Packard Company                                        3.34%           159          36.19         5,754
MSFT      Microsoft Corporation                                          3.34%           297          19.34         5,744

Telecommunication Services (3.33%):
RCI       Rogers Communications, Inc. (Class B) +                        3.33%           191          30.03         5,736
                                                                       _______                                   ________
                  Total Investments                                    100.00%                                   $172,182
                                                                       =======                                   ========
___________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

       Target Long-Term Growth Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (12.59%):
APOL          Apollo Group, Inc. (Class A) *                               1.50%            51      $ 77.46     $  3,950
AZO           AutoZone, Inc. *                                             1.51%            29       137.25        3,980
CAB           Cabela's Incorporated *                                      0.44%           221         5.31        1,174
COH           Coach, Inc. *                                                1.50%           194        20.36        3,950
DAI           Daimler AG +                                                 0.61%            42        38.05        1,598
HRB           H&R Block, Inc.                                              1.50%           177        22.33        3,952
HMC           Honda Motor Co., Ltd. (ADR) +                                0.60%            74        21.29        1,575
LYV           Live Nation Inc. *                                           0.44%           237         4.95        1,173
MCD           McDonald's Corporation                                       1.50%            64        61.74        3,951
RGS           Regis Corporation                                            0.89%           174        13.48        2,346
SNE           Sony Corporation (ADR) +                                     0.60%            73        21.55        1,573
YUM           Yum! Brands, Inc.                                            1.50%           128        30.91        3,956

Consumer Staples (6.46%):
CL            Colgate-Palmolive Company                                    1.50%            58        68.02        3,945
GAP           The Great Atlantic & Pacific Tea Company, Inc. *             0.45%           205         5.73        1,175
HNZ           H.J. Heinz Company                                           1.50%           104        37.98        3,950
K             Kellogg Company                                              1.51%            92        43.19        3,973
LO            Lorillard, Inc.                                              1.50%            71        55.60        3,948

Energy (20.88%):
CVX           Chevron Corporation                                          1.50%            54        73.38        3,963
XEC           Cimarex Energy Co.                                           0.89%            88        26.53        2,335
EOG           EOG Resources, Inc.                                          1.50%            60        65.82        3,949
EXH           Exterran Holdings Inc. *                                     0.89%           114        20.55        2,343
XOM           Exxon Mobil Corporation                                      1.49%            50        78.59        3,929
FST           Forest Oil Corporation *                                     0.89%           146        16.05        2,343
HOS           Hornbeck Offshore Services, Inc. *                           0.45%            76        15.50        1,178
IMO           Imperial Oil Limited +                                       1.50%           117        33.75        3,949
IO            ION Geophysical Corporation *                                0.44%           397         2.95        1,171
ME            Mariner Energy Inc. *                                        0.89%           238         9.85        2,344
NFX           Newfield Exploration Company *                               0.89%           122        19.28        2,352
OXY           Occidental Petroleum Corporation                             1.51%            68        58.44        3,974
OSG           Overseas Shipholding Group, Inc.                             0.89%            57        40.97        2,335
PCZ           Petro-Canada +                                               0.60%            73        21.80        1,591
PXP           Plains Exploration & Production Company *                    0.89%           104        22.59        2,349
PDE           Pride International, Inc. *                                  0.89%           149        15.70        2,339
KWK           Quicksilver Resources Inc. *                                 0.89%           438         5.35        2,343
REP           Repsol YPF, S.A. (ADR) +                                     0.60%            74        21.42        1,585
SWN           Southwestern Energy Company *                                1.50%           133        29.67        3,946
SGY           Stone Energy Corporation *                                   0.45%           114        10.33        1,178
SFY           Swift Energy Company *                                       0.44%            71        16.49        1,171
UNT           Unit Corporation *                                           0.89%            90        26.17        2,355

                        Schedule of Investments (cont'd.)

       Target Long-Term Growth Portfolio, 1st Quarter 2009 Series
                                 FT 1900


 At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                       Percentage       Number    Market      Cost of
Ticker Symbol and                                                      of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price   Shares    per Share   the Trust (2)
___________________________________                                    ______________   ______    _________   _____________
Financials (13.73%):
AZ          Allianz AG (ADR) +                                           0.60%           148      $ 10.72     $  1,587
AXA         AXA S.A. (ADR) +                                             0.60%            71        22.28        1,582
BMO         Bank of Montreal +                                           0.60%            63        25.30        1,594
BCS         Barclays Plc (ADR) (6) +                                     0.60%           181         8.76        1,586
CDR         Cedar Shopping Centers Inc. (7)                              0.44%           172         6.82        1,173
SCHW        The Charles Schwab Corporation                               1.50%           255        15.50        3,952
CS          Credit Suisse Group (ADR) +                                  0.61%            58        27.52        1,596
DB          Deutsche Bank AG +                                           0.60%            39        40.52        1,580
DRH         DiamondRock Hospitality Company (6)(7)                       0.44%           258         4.55        1,174
ING         ING Groep N.V. (ADR) (6) +                                   0.60%           146        10.86        1,586
LAB         LaBranche & Co Inc. *                                        0.44%           266         4.41        1,173
LYG         Lloyds TSB Group Plc (ADR) (6) +                             0.60%           214         7.41        1,586
MPW         Medical Properties Trust Inc. (7)                            0.44%           190         6.18        1,174
NBG         National Bank of Greece S.A. (ADR) +                         0.60%           400         3.96        1,584
PLFE        Presidential Life Corporation                                0.44%           122         9.62        1,174
RBS         Royal Bank of Scotland Group Plc (ADR) (6) +                 0.60%           111        14.31        1,588
STSA        Sterling Financial Corporation                               0.44%           149         7.88        1,174
AMTD        TD Ameritrade Holding Corporation *                          1.50%           295        13.41        3,956
TD          The Toronto-Dominion Bank +                                  0.60%            45        34.88        1,570
UBS         UBS AG +*                                                    0.60%           113        14.05        1,588
UCBH        UCBH Holdings, Inc.                                          0.44%           177         6.63        1,174
WTFC        Wintrust Financial Corporation                               0.44%            59        19.80        1,168

Health Care (13.44%):
ABT         Abbott Laboratories                                          1.49%            74        53.16        3,934
EYE         Advanced Medical Optics, Inc. *                              0.89%           373         6.29        2,346
AMGN        Amgen Inc. *                                                 1.51%            69        57.59        3,974
BAX         Baxter International Inc.                                    1.50%            75        52.73        3,955
COO         The Cooper Companies, Inc.                                   0.44%            71        16.49        1,171
CCRN        Cross Country Healthcare, Inc. *                             0.44%           136         8.61        1,171
ESRX        Express Scripts, Inc. *                                      1.50%            69        57.36        3,958
FRX         Forest Laboratories, Inc. *                                  1.50%           157        25.20        3,956
GILD        Gilead Sciences, Inc. *                                      1.50%            77        51.33        3,952
KND         Kindred Healthcare, Inc. *                                   0.89%           192        12.19        2,340
LPNT        LifePoint Hospitals, Inc. *                                  0.89%           106        22.12        2,345
WCG         WellCare Health Plans Inc. *                                 0.89%           182        12.88        2,344

Industrials (9.23%):
AIN         Albany International Corp. (Class A)                         0.45%            96        12.24        1,175
CHRW        C.H. Robinson Worldwide, Inc.                                1.50%            74        53.31        3,945
ROCK        Gibraltar Industries Inc.                                    0.44%           105        11.15        1,171
LMT         Lockheed Martin Corporation                                  1.50%            47        84.29        3,962
MPS         MPS Group, Inc. *                                            0.89%           321         7.31        2,347
NCS         NCI Building Systems, Inc. *                                 0.44%            71        16.44        1,167
SCHS        School Specialty, Inc. *                                     0.45%            65        18.14        1,179
TEX         Terex Corporation *                                          0.89%           142        16.54        2,349
TKR         The Timken Company                                           0.89%           123        19.09        2,348
TRN         Trinity Industries, Inc.                                     0.89%           156        15.00        2,340
URI         United Rentals, Inc. *                                       0.89%           269         8.72        2,346

                        Schedule of Investments (cont'd.)

       Target Long-Term Growth Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                       Percentage       Number    Market      Cost of
Ticker Symbol and                                                      of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price   Shares    per Share   the Trust (2)
___________________________________                                    ______________   ______    _________   _____________
Information Technology (13.10%):
ACN         Accenture Ltd. +                                             1.50%           122      $ 32.43     $  3,956
AVT         Avnet Inc. *                                                 0.89%           131        17.84        2,337
BHE         Benchmark Electronics, Inc. *                                0.44%            95        12.35        1,173
BBOX        Black Box Corporation                                        0.44%            48        24.46        1,174
CELL        Brightpoint, Inc. *                                          0.44%           291         4.03        1,173
CKP         Checkpoint Systems, Inc. *                                   0.45%           121         9.72        1,176
CBR         CIBER, Inc. *                                                0.44%           256         4.57        1,170
FCS         Fairchild Semiconductor International, Inc. *                0.89%           499         4.70        2,345
HPQ         Hewlett-Packard Company                                      1.50%           109        36.19        3,945
HIT         Hitachi, Ltd. (ADR) +                                        0.60%            41        38.81        1,591
IM          Ingram Micro Inc. *                                          0.89%           180        13.06        2,351
IDTI        Integrated Device Technology, Inc. *                         0.89%           420         5.58        2,344
ISIL        Intersil Corporation                                         0.89%           258         9.07        2,340
MSFT        Microsoft Corporation                                        1.50%           205        19.34        3,965
SNX         SYNNEX Corporation *                                         0.45%           104        11.30        1,175
TECD        Tech Data Corporation *                                      0.89%           136        17.19        2,338

Materials (4.29%):
MT          ArcelorMittal (ADR) +                                        0.60%            65        24.26        1,577
OMG         OM Group, Inc. *                                             0.44%            58        20.21        1,172
POL         PolyOne Corporation *                                        0.44%           404         2.90        1,172
RS          Reliance Steel & Aluminum Co.                                0.89%           119        19.70        2,344
RTP         Rio Tinto Plc (ADR) +                                        0.59%            18        87.17        1,569
RTI         RTI International Metals, Inc. *                             0.44%            87        13.45        1,170
TIN         Temple-Inland Inc.                                           0.89%           516         4.54        2,343

Telecommunication Services (3.30%):
NTT         Nippon Telegraph & Telephone Corporation (ADR) +             0.60%            58        27.23        1,579
RCI         Rogers Communications, Inc. (Class B) +                      1.50%           132        30.03        3,964
TI          Telecom Italia SpA (ADR) +                                   0.60%            98        16.13        1,581
VIP         Vimpel-Communications (VimpelCom) (ADR) +                    0.60%           215         7.37        1,585

Utilities (2.98%):
GXP         Great Plains Energy Incorporated                             0.89%           123        19.04        2,342
KEP         Korea Electric Power Corporation (ADR) +                     0.60%           138        11.47        1,583
NVE         NV Energy Inc.                                               0.89%           243         9.65        2,345
VE          Veolia Environnement (ADR) +                                 0.60%            50        31.63        1,581
                                                                       _______                                ________
                 Total Investments                                     100.00%                                $263,745
                                                                       =======                                ========
___________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

           Target Mega-Cap Portfolio, 1st Quarter 2009 Series
                                 FT 1900


 At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ______________   _________   _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (20.00%):
CMCSA       Comcast Corporation (Class A)                                  3.33%          486        $ 16.46     $  8,000
HD          The Home Depot, Inc.                                           3.33%          346          23.11        7,996
LOW         Lowe's Companies, Inc.                                         3.33%          372          21.52        8,005
MCD         McDonald's Corporation                                         3.34%          130          61.74        8,026
NKE         NIKE, Inc. (Class B)                                           3.33%          161          49.69        8,000
TWC         Time Warner Cable, Inc. *                                      3.34%          368          21.76        8,008

Consumer Staples (6.67%):
CL          Colgate-Palmolive Company                                      3.34%          118          68.02        8,026
PG          The Procter & Gamble Company                                   3.33%          131          61.12        8,007

Energy (20.00%):
APA         Apache Corporation                                             3.34%          109          73.64        8,027
CVX         Chevron Corporation                                            3.33%          109          73.38        7,998
DVN         Devon Energy Corporation                                       3.33%          122          65.49        7,990
XOM         Exxon Mobil Corporation                                        3.34%          102          78.59        8,016
LUKOY       LUKOIL (ADR) +                                                 3.33%          247          32.35        7,990
OXY         Occidental Petroleum Corporation                               3.33%          137          58.44        8,006

Financials (6.67%):
CB          The Chubb Corporation                                          3.34%          159          50.37        8,009
TRV         The Travelers Companies, Inc.                                  3.33%          178          44.93        7,998

Health Care (20.00%):
AMGN        Amgen Inc. *                                                   3.33%          139          57.59        8,005
BDX         Becton, Dickinson and Company                                  3.33%          118          67.71        7,990
GILD        Gilead Sciences, Inc. *                                        3.34%          156          51.33        8,007
JNJ         Johnson & Johnson                                              3.33%          135          59.17        7,988
PFE         Pfizer Inc.                                                    3.33%          451          17.75        8,005
RHHBY       Roche Holding AG (ADR) +                                       3.34%          104          77.00        8,008

Industrials (6.66%):
MMM         3M Company                                                     3.33%          140          57.17        8,004
RTN         Raytheon Company                                               3.33%          158          50.67        8,006

Information Technology (6.66%):
QCOM        QUALCOMM Inc.                                                  3.33%          229          34.94        8,001
TSM         Taiwan Semiconductor Manufacturing Company                     3.33%        1,007           7.95        8,006
            Ltd. (ADR) +

Telecommunication Services (10.00%):
CHT         Chunghwa Telecom Co., Ltd. (ADR) +                             3.33%          515          15.53        7,998
NTT         Nippon Telegraph & Telephone Corporation (ADR) +               3.33%          294          27.23        8,006
DCM         NTT DoCoMo, Inc. (ADR) +                                       3.34%          407          19.69        8,014

Utilities (3.34%):
DUK         Duke Energy Corporation                                        3.34%          536          14.94        8,008
                                                                        ________                                 ________
                 Total Investments                                       100.00%                                 $240,148
                                                                        ========                                 ========
_____________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

           Target Small-Cap Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                       Percentage      Number      Market        Cost of
Ticker Symbol and                                                      of Aggregate    of          Value per     Securities to
Name of Issuer of Securities (1)                                       Offering Price  Shares      Share         the Trust (2)
________________________________                                       ______________  ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (3.63%):
HOTT      Hot Topic, Inc. *                                              1.31%          217        $  9.03       $  1,960
PETS      PetMed Express, Inc. *                                         1.39%          115          18.00          2,070
WTSLA     The Wet Seal, Inc. (Class A) *                                 0.93%          507           2.74          1,389

Consumer Staples (2.92%):
THS       TreeHouse Foods, Inc. *                                        2.92%          160          27.23          4,357

Energy (10.30%):
CWEI      Clayton Williams Energy, Inc. *                                1.67%           58          42.90          2,488
GDP       Goodrich Petroleum Corporation *                               3.67%          186          29.45          5,478
EGY       VAALCO Energy, Inc. *                                          1.28%          286           6.70          1,916
INT       World Fuel Services Corporation                                3.68%          143          38.46          5,500

Financials (25.44%):
CBU       Community Bank System, Inc.                                    2.62%          165          23.70          3,910
EZPW      EZCORP, Inc. *                                                 2.02%          204          14.81          3,021
FCFS      First Cash Financial Services, Inc. *                          1.86%          154          18.00          2,772
FFIN      First Financial Bankshares, Inc.                               3.94%          107          54.99          5,884
IPCC      Infinity Property & Casualty Corporation                       2.33%           75          46.31          3,473
ONB       Old National Bancorp                                           3.92%          328          17.86          5,858
STBA      S&T Bancorp, Inc.                                              3.28%          141          34.70          4,893
SF        Stifel Financial Corp. *                                       3.83%          126          45.40          5,720
SWS       SWS Group, Inc.                                                1.64%          135          18.16          2,452

Health Care (20.37%):
CYBX      Cyberonics, Inc. *                                             1.52%          140          16.18          2,265
GTIV      Gentiva Health Services, Inc. *                                2.76%          147          28.01          4,117
GB        Greatbatch Inc. *                                              2.04%          118          25.85          3,050
HGR       Hanger Orthopedic Group, Inc. *                                1.57%          162          14.48          2,346
LHCG      LHC Group Inc. *                                               2.18%           94          34.63          3,255
LMNX      Luminex Corporation *                                          2.99%          217          20.60          4,470
MMSI      Merit Medical Systems, Inc. *                                  1.70%          146          17.35          2,533
QCOR      Questcor Pharmaceuticals, Inc. *                               1.93%          319           9.05          2,887
VPHM      ViroPharma Incorporated *                                      3.68%          408          13.46          5,492

Industrials (18.67%):
AVAV      Aerovironment Inc. *                                           2.56%          108          35.41          3,824
ALGT      Allegiant Travel Company *                                     3.48%          107          48.50          5,189
ASEI      American Science and Engineering, Inc.                         2.13%           45          70.82          3,187
ABFS      Arkansas Best Corporation                                      2.47%          127          29.03          3,687
AXYS      Axsys Technologies, Inc. *                                     1.85%           54          51.08          2,758
BECN      Beacon Roofing Supply, Inc. *                                  2.02%          219          13.80          3,022
GWR       Genesee & Wyoming Inc. (Class A) *                             3.13%          162          28.85          4,674
HA        Hawaiian Holdings, Inc. *                                      1.03%          244           6.29          1,535

Information Technology (6.35%):
CSGS      CSG Systems International, Inc. *                              2.05%          179          17.06          3,054
QSII      Quality Systems, Inc.                                          4.30%          147          43.63          6,414

Materials (5.61%):
IPHS      Innophos Holdings, Inc.                                        1.29%           96          20.12          1,932
RKT       Rock-Tenn Company (Class A)                                    4.32%          186          34.65          6,445

Utilities (6.71%):
CWT       California Water Service Group                                 3.20%          104          45.97          4,781
LG        The Laclede Group, Inc.                                        3.51%          114          45.94          5,237
                                                                       _______                                   ________
                  Total Investments                                    100.00%                                   $149,295
                                                                       =======                                   ========
___________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

    Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (16.64%):
APOL        Apollo Group, Inc. (Class A) *                                 0.44%            14      $ 77.46     $  1,084
AZO         AutoZone, Inc. *                                               0.72%            13       137.25        1,784
COH         Coach, Inc. *                                                  0.35%            43        20.36          876
DV          DeVry, Inc.                                                    0.14%             6        57.82          347
DLTR        Dollar Tree, Inc. *                                            0.13%             8        40.83          327
FDO         Family Dollar Stores, Inc.                                     0.10%            10        25.51          255
GKN LN      GKN Plc #                                                      0.68%         1,180         1.42        1,674
ESI         ITT Educational Services, Inc. *                               0.11%             3        93.80          281
ITV LN      ITV Plc #                                                      0.67%         2,780         0.59        1,647
JOSB        Jos. A. Bank Clothiers, Inc. *                                 0.10%            10        24.76          248
LAD LN      Ladbrokes Plc #                                                0.65%           615         2.63        1,618
MCD         McDonald's Corporation                                         9.15%           366        61.74       22,598
NFLX        Netflix Inc. *                                                 0.10%             9        28.66          258
PNRA        Panera Bread Company (Class A) *                               0.10%             5        50.22          251
STRA        Strayer Education, Inc.                                        0.09%             1       212.25         212
TSCO        Tractor Supply Company *                                       0.11%             8        33.86          271
DIS         The Walt Disney Company                                        3.00%           330        22.48        7,418

Consumer Staples (10.93%):
CPB         Campbell Soup Company                                          0.61%            51        29.50        1,505
CL          Colgate-Palmolive Company                                      2.01%            73        68.02        4,965
KFT         Kraft Foods Inc.                                               2.99%           278        26.60        7,395
NAFC        Nash Finch Company                                             0.11%             6        44.36          266
PEP         PepsiCo, Inc.                                                  5.00%           225        54.88       12,348
SPTN        Spartan Stores, Inc.                                           0.10%            11        23.10          254
THS         TreeHouse Foods, Inc. *                                        0.11%            10        27.23          272

Energy (10.05%):
CVX         Chevron Corporation                                            6.20%           209        73.38       15,336
ESV         ENSCO International Incorporated                               0.17%            15        27.55          413
EOG         EOG Resources, Inc.                                            0.69%            26        65.82        1,711
XOM         Exxon Mobil Corporation                                        2.99%            94        78.59        7,387

Financials (11.80%):
BAC         Bank of America Corporation                                    3.66%           684        13.24        9,056
23 HK       The Bank of East Asia, Ltd. #                                  0.69%           796         2.13        1,698
2388 HK     BOC Hong Kong (Holdings) Limited #                             0.66%         1,456         1.12        1,637
MCO         Moody's Corporation                                            0.76%            94        20.07        1,887
PSA         Public Storage (7)                                             1.94%            64        75.07        4,804
TRV         The Travelers Companies, Inc.                                  4.09%           225        44.93       10,109

                        Schedule of Investments (cont'd.)

    Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                          Percentage       Number    Market      Cost of
Ticker Symbol and                                                         of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                       Offering Price   Shares    per Share   the Trust (2)
___________________________________                                       ______________   ______    _________   _____________
Health Care (13.53%):
AMGN        Amgen Inc. *                                                    6.38%            274     $ 57.59     $ 15,779
CPSI        Computer Programs and Systems, Inc.                             0.11%             10       26.49          265
FRX         Forest Laboratories, Inc. *                                     0.51%             50       25.20        1,260
GILD        Gilead Sciences, Inc. *                                         3.16%            152       51.33        7,802
GB          Greatbatch Inc. *                                               0.10%             10       25.85          259
JNJ         Johnson & Johnson                                               2.49%            104       59.17        6,154
MYGN        Myriad Genetics, Inc. *                                         0.11%              4       65.91          264
PFE         Pfizer Inc.                                                     0.67%             93       17.75        1,651

Industrials (17.43%):
AXYS        Axsys Technologies, Inc. *                                      0.10%              5       51.08          255
BA          The Boeing Company                                              2.99%            179       41.25        7,384
CAT         Caterpillar Inc.                                                3.00%            170       43.66        7,422
293 HK      Cathay Pacific Airways Limited #                                0.67%          1,487        1.11        1,652
267 HK      CITIC Pacific Limited #                                         0.68%          1,546        1.08        1,672
1199 HK     Cosco Pacific Limited #                                         0.69%          1,663        1.02        1,693
DOV         Dover Corporation                                               2.10%            162       32.06        5,194
DNB         The Dun & Bradstreet Corporation                                1.44%             48       74.31        3,567
GE          General Electric Company                                        3.66%            571       15.82        9,033
GWW         W.W. Grainger, Inc.                                             2.10%             67       77.49        5,192

Information Technology (9.25%):
ALTR        Altera Corporation                                              3.89%            574       16.75        9,615
LXK         Lexmark International, Inc. *                                   1.68%            156       26.58        4,147
LOG LN      LogicaCMG Plc #                                                 0.68%          1,717        0.97        1,671
MANT        ManTech International Corporation *                             0.11%              5       53.44          267
MCHP        Microchip Technology Incorporated                               2.75%            353       19.23        6,788
SAI         SAIC, Inc. *                                                    0.14%             18       19.33          348

Materials (4.56%):
AA          Alcoa Inc.                                                      3.66%            845       10.69        9,033
CMP         Compass Minerals International, Inc.                            0.12%              5       57.99          290
DD          E.I. du Pont de Nemours and Company                             0.67%             66       25.11        1,657
RKT         Rock-Tenn Company (Class A)                                     0.11%              8       34.65          277

Telecommunication Services (3.67%):
T           AT&T Inc.                                                       2.99%            262       28.23        7,396
BT/A LN     BT Group Plc #                                                  0.68%            849        1.99        1,689

Utilities (2.14%):
SRE         Sempra Energy                                                   0.52%             31       41.67        1,292
SO          The Southern Company                                            1.49%            101       36.53        3,690
TE          TECO Energy, Inc.                                               0.13%             27       11.85          320
                                                                          _______                                ________
                 Total Investments                                        100.00%                                $247,170
                                                                          =======                                ========
______________________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

 Value Line(R) Diversified Target 40 Portfolio, 1st Quarter 2009 Series
                                 FT 1900


   At the Opening of Business on the Initial Date of Deposit-December 31, 2008


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (19.99%):
AAP      Advance Auto Parts, Inc.                                       2.51%          125        $ 33.01     $  4,126
AZO      AutoZone, Inc. *                                               2.50%           30         137.25        4,117
COH      Coach, Inc. *                                                  2.50%          202          20.36        4,113
DTV      The DIRECTV Group, Inc. *                                      2.49%          183          22.41        4,101
OMC      Omnicom Group Inc.                                             2.50%          156          26.32        4,106
PETM     PetSmart, Inc.                                                 2.50%          229          17.98        4,117
ROST     Ross Stores, Inc.                                              2.49%          139          29.52        4,103
YUM      Yum! Brands, Inc.                                              2.50%          133          30.91        4,111

Consumer Staples (9.99%):
HNZ      H.J. Heinz Company                                             2.49%          108          37.98        4,102
KR       The Kroger Co.                                                 2.50%          158          26.04        4,114
PAS      PepsiAmericas, Inc.                                            2.50%          202          20.39        4,119
SYY      SYSCO Corporation                                              2.50%          181          22.69        4,107

Energy (12.49%):
APA      Apache Corporation                                             2.51%           56          73.64        4,124
CVX      Chevron Corporation                                            2.50%           56          73.38        4,109
DVN      Devon Energy Corporation                                       2.51%           63          65.49        4,126
XOM      Exxon Mobil Corporation                                        2.48%           52          78.59        4,087
OXY      Occidental Petroleum Corporation                               2.49%           70          58.44        4,091

Health Care (7.52%):
ABC      AmerisourceBergen Corporation                                  2.50%          116          35.39        4,105
DVA      DaVita, Inc. *                                                 2.51%           84          49.09        4,124
MCK      McKesson Corporation                                           2.51%          107          38.52        4,122

Industrials (15.00%):
ATK      Alliant Techsystems Inc. *                                     2.50%           49          83.86        4,109
CSX      CSX Corporation                                                2.49%          130          31.54        4,100
GD       General Dynamics Corporation                                   2.50%           73          56.41        4,118
JBHT     J.B. Hunt Transport Services, Inc.                             2.50%          162          25.38        4,112
LECO     Lincoln Electric Holdings, Inc.                                2.50%           84          48.90        4,108
LMT      Lockheed Martin Corporation                                    2.51%           49          84.29        4,130

Information Technology (17.51%):
ACS      Affiliated Computer Services, Inc. (Class A) *                 2.50%           91          45.22        4,115
ADS      Alliance Data Systems Corporation *                            2.49%           89          46.00        4,094
HEW      Hewitt Associates, Inc. *                                      2.50%          150          27.44        4,116
HPQ      Hewlett-Packard Company                                        2.51%          114          36.19        4,126
IBM      International Business Machines Corporation                    2.49%           49          83.55        4,094
MTD      Mettler-Toledo International Inc. *                            2.52%           62          66.79        4,141
SAI      SAIC, Inc. *                                                   2.50%          213          19.33        4,117

Materials (12.50%):
ARG      Airgas, Inc.                                                   2.51%          104          39.68        4,127
BLL      Ball Corporation                                               2.49%          100          40.92        4,092
CCK      Crown Holdings, Inc. *                                         2.50%          218          18.85        4,109
FMC      FMC Corporation                                                2.50%           92          44.64        4,107
LZ       The Lubrizol Corporation                                       2.50%          117          35.12        4,109

Utilities (5.00%):
CNP      CenterPoint Energy, Inc.                                       2.50%          332          12.38        4,110
UGI      UGI Corporation                                                2.50%          171          24.00        4,104
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $164,462
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 51.

                             Schedule of Investments

       Value Line(R) Target 25 Portfolio, 1st, Quarter 2009 Series
                                 FT 1900


                    At the Opening of Business on the
                Initial Date of Deposit-December 31, 2008


                                                                        Percentage
                                                                        of Aggregate    Number      Market        Cost of
Ticker Symbol and                                                       Offering        of          Value per     Securities to
Name of Issuer of Securities (1)                                        Price           Shares      Share         the Trust (2)
________________________________                                        ____________    ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (41.68%):
APOL        Apollo Group, Inc. (Class A) *                                4.40%           94       $  77.46      $  7,281
AZO         AutoZone, Inc. *                                              2.73%           33         137.25         4,529
DV          DeVry, Inc.                                                   1.47%           42          57.82         2,428
DLTR        Dollar Tree, Inc. *                                           1.33%           54          40.83         2,205
FDO         Family Dollar Stores, Inc.                                    1.00%           65          25.51         1,658
ESI         ITT Educational Services, Inc. *                              1.30%           23          93.80         2,157
JOSB        Jos. A. Bank Clothiers, Inc. *                                1.00%           67          24.76         1,659
MCD         McDonald's Corporation                                       24.42%          655          61.74        40,440
NFLX        Netflix Inc. *                                                1.00%           58          28.66         1,662
PNRA        Panera Bread Company (Class A) *                              1.00%           33          50.22         1,657
STRA        Strayer Education, Inc.                                       1.03%            8         212.25         1,698
TSCO        Tractor Supply Company *                                      1.00%           49          33.86         1,659

Consumer Staples (3.02%):
NAFC        Nash Finch Company                                            1.02%           38          44.36         1,686
SPTN        Spartan Stores, Inc.                                          1.00%           72          23.10         1,663
THS         TreeHouse Foods, Inc. *                                       1.00%           61          27.23         1,661

Health Care (49.86%):
AMGN        Amgen Inc. *                                                 21.84%          628          57.59        36,166
CPSI        Computer Programs and Systems, Inc.                           1.01%           63          26.49         1,669
GB          Greatbatch Inc. *                                             1.01%           65          25.85         1,680
JNJ         Johnson & Johnson                                            24.97%          699          59.17        41,360
MYGN        Myriad Genetics, Inc. *                                       1.03%           26          65.91         1,714

Industrials (1.02%):
AXYS        Axsys Technologies, Inc. *                                    1.02%           33          51.08         1,686

Information Technology (2.40%):
MANT        ManTech International Corporation *                           1.00%           31          53.44         1,657
SAI         SAIC, Inc. *                                                  1.40%          120          19.33         2,320

Materials (2.02%):
CMP         Compass Minerals International, Inc.                          1.02%           29          57.99         1,682
RKT         Rock-Tenn Company (Class A)                                   1.00%           48          34.65         1,663
                                                                        _______                                  ________
                 Total Investments                                      100.00%                                  $165,640
                                                                        =======                                  ========
___________

See "Notes to Schedules of Investments" on page 51.

Page 50

                    NOTES TO SCHEDULES OF INVESTMENTS

(1) All Securities are represented by regular way contracts to purchase such Securities which are backed by an irrevocable letter of credit deposited with the Trustee. The Sponsor entered into purchase contracts for the Securities on December 30, 2008 and December 31, 2008. Such purchase contracts are expected to settle within three business days.

(2) The cost of the Securities to a Trust represents the aggregate underlying value with respect to the Securities acquired-generally determined by the closing sale prices of the Securities on the applicable exchange (where applicable, converted into U.S. dollars at the exchange rate at the Evaluation Time) at the Evaluation Time on the business day prior to the Initial Date of Deposit. The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. The valuation of the Securities has been determined by the Evaluator, an affiliate of the Sponsor. In accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements," each Trust's investments are classified as Level 1, which refers to securities traded in an active market. The cost of the Securities to the Sponsor and the Sponsor's profit or loss (which is the difference between the cost of the Securities to the Sponsor and the cost of the Securities to a Trust) are set forth below:

                                                                              Cost of Securities   Profit
                                                                              to Sponsor           (Loss)
                                                                              ___________          ________
The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series                        $142,738             $ 512
The Dow R) Target Dividend Portfolio, 1st Quarter 2009 Series                  178,567              (900)
Global Target 15 Portfolio, 1st Quarter 2009 Series                            149,149               641
MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series                         150,323               552
The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series                     167,215              (310)
NYSE(R) International Target 25 Portfolio, 1st Quarter 2009 Series             142,967               751
The S&P Target 24 Portfolio, 1st Quarter 2009 Series                           131,263              (167)
S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series                          168,173              (715)
Target 50/50 Portfolio, 1st Quarter 2009 Series                                253,843              (743)
Target Diversified Dividend Portfolio, 1st Quarter 2009 Series                 172,336              (721)
Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series              254,896              (162)
Target Double Play Portfolio, 1st Quarter 2009 Series                          168,907              (556)
Target Growth Portfolio, 1st Quarter 2009 Series                               172,247               (65)
Target Long-Term Growth Portfolio, 1st Quarter 2009 Series                     264,032              (287)
Target Mega-Cap Portfolio, 1st Quarter 2009 Series                             239,962               186
Target Small-Cap Portfolio, 1st Quarter 2009 Series                            149,534              (239)
Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series              247,504              (334)
Value Line(R) Diversified Target 40 Portfolio, 1st Quarter 2009 Series         164,608              (146)
Value Line(R) Target 25 Portfolio, 1st Quarter 2009 Series                     165,896              (256)

(3) Current Dividend Yield for each Security was calculated by dividing the most recent annualized ordinary dividend declared or paid on a Security (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend) by that Security's closing sale price at the Evaluation Time on the business day prior to the Initial Date of Deposit, without consideration of foreign withholding or changes in currency exchange rates, if applicable.

(4) Common stocks of companies headquartered or incorporated outside the United States comprise the percentage of the investments of the Trusts as indicated:

    The Dow(R) Target Dividend Portfolio, 1st Quarter 2009 Series, 5.00%
    Global Target 15 Portfolio, 1st Quarter 2009 Series, 66.71%
    MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series, 100.00%
    The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series, 1.61%
    NYSE(R) International Target 25 Portfolio, 1st Quarter 2009 Series, 100.00% Target 50/50 Portfolio, 1st Quarter 2009 Series, 10.98%
    Target Diversified Dividend Portfolio, 1st Quarter 2009 Series, 17.50% Target Dividend Multi-Strategy Portfolio, 1st Quarter 2009 Series, 46.83% Target Double Play Portfolio, 1st Quarter 2009 Series, 2.49%
    Target Growth Portfolio, 1st Quarter 2009 Series, 9.99%
    Target Long-Term Growth Portfolio, 1st Quarter 2009 Series, 19.51%
    Target Mega-Cap Portfolio, 1st Quarter 2009 Series, 20.00%
    Target VIP Conservative Equity Portfolio, 1st Quarter 2009 Series, 6.75%


Page 51


(5) Securities of companies in the following sectors comprise the percentage of the investments of the Trusts as indicated:

Global Target 15 Portfolio, 1st Quarter 2009 Series:
Consumer Discretionary, 19.79%; Financials, 20.03%; Health Care, 6.66%; Industrials, 26.76%; Information Technology, 6.69%; Materials, 13.31%; Telecommunication Services, 6.76%

MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series:
Consumer Discretionary, 20.23%; Consumer Staples, 5.00%; Energy, 20.12%; Industrials, 19.91%; Materials, 4.87%; Telecommunication Services, 14.98%; Utilities, 14.89%

NYSE(R) International Target 25 Portfolio, 4th Quarter 2008 Series:
Consumer Discretionary, 12.00%; Energy, 8.00%; Financials, 48.00%; Information Technology, 4.00%; Materials, 8.00%; Telecommunication Services, 12.00%; Utilities, 8.00%

(6) As of the Initial Date of Deposit, this Security has suspended paying dividends.

(7) This Security represents the common stock of a Real Estate Investment Trust ("REIT").

+ This Security represents the common stock of a foreign company which trades directly, or through an American Depositary Receipt ("ADR"), on a U.S. national securities exchange.

# This Security represents the common stock of a foreign company which trades directly on a foreign securities exchange.

* This Security has not paid a cash dividend during the 12 months prior to the Initial Date of Deposit.

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series. The series to which this prospectus relates, FT 1900, consists of 19 separate portfolios set forth below:

- Dow(R) Target 5 1Q '09 - Term 3/31/10
  (The Dow(R) Target 5 Portfolio, 1st Quarter 2009 Series)
- Dow(R) Target Dvd. 1Q '09 - Term 3/31/10
  (The Dow(R) Target Dividend Portfolio, 1st Quarter
  2009 Series )
- Global Target 15 1Q '09 - Term 3/31/10
  (Global Target 15 Portfolio, 1st Quarter 2009 Series)
- MSCI EAFE Target 20 1Q '09 - Term 3/31/10
  (MSCI EAFE Target 20 Portfolio, 1st Quarter 2009 Series)
- Nasdaq(R)  Target 15 1Q '09 - Term 3/31/10
  (The Nasdaq(R) Target 15 Portfolio, 1st Quarter 2009 Series)
- NYSE(R) Intl. Target 25 1Q '09 - Term 3/31/10
  (NYSE (R) International Target 25 Portfolio, 1st Quarter
  2009 Series)
- S&P Target 24 1Q '09 - Term 3/31/10
  (The S&P Target 24 Portfolio, 1st Quarter 2009 Series)
- S&P Target SMid 60 1Q '09 - Term 3/31/10
  (S&P Target SMid 60 Portfolio, 1st Quarter 2009 Series)
- Target 50/50 1Q '09 - Term 3/31/10
  (Target 50/50 Portfolio, 1st Quarter 2009 Series)
- Target Divsd. Dvd. 1Q '09 - Term 3/31/10
  (Target Diversified Dividend Portfolio, 1st Quarter 2009
  Series)
- Target Dvd. Multi-Strat. 1Q '09 - Term 3/31/10
  (Target Dividend Multi-Strategy Portfolio, 1st Quarter
  2009 Series)
- Target Dbl. Play 1Q '09 - Term 3/31/10
  (Target Double Play Portfolio, 1st Quarter 2009 Series)
- Target Growth 1Q '09 - Term 3/31/10
  (Target Growth Portfolio, 1st Quarter 2009 Series)
- Target Long-Term Growth 1Q '09 - Term 3/31/10
  (Target Long-Term Growth Portfolio, 1st Quarter 2009 Series)
- Target Mega-Cap 1Q '09 - Term 3/31/10
  (Target Mega-Cap Portfolio, 1st Quarter 2009 Series)
- Target Small-Cap 1Q '09 - Term 3/31/10
  (Target Small-Cap Portfolio, 1st Quarter 2009 Series)
- Target VIP Cons. Eqty. 1Q '09 - Term 3/31/10
  (Target VIP Conservative Equity Portfolio, 1st Quarter
  2009 Series)
- Value Line(R) Divsd. Target 40 1Q '09 - Term 3/31/10
  (Value Line(R) Diversified Target 40 Portfolio, 1st
  Quarter 2009 Series)
- Value Line(R) Target 25 1Q '09 - Term 3/31/10
  (Value Line(R) Target 25 Portfolio, 1st Quarter 2009 Series)

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

YOU MAY GET MORE SPECIFIC DETAILS CONCERNING THE NATURE, STRUCTURE AND RISKS OF THIS PRODUCT IN AN "INFORMATION SUPPLEMENT" BY CALLING THE SPONSOR AT 1-800-621-1675, EXT. 1.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

After the Initial Date of Deposit, we may deposit additional Securities in a Trust, or cash (including a letter of credit or the equivalent) with instructions to buy more Securities, to create new Units for sale. If we create additional Units, we will attempt, to the extent practicable, to maintain the percentage relationship established among the Securities on the Initial Date of Deposit (as set forth in "Schedule of Investments" for each Trust), adjusted to reflect the sale, redemption or liquidation of any of the Securities or any stock split or a merger or other similar event affecting the issuer of the Securities.

Since the prices of the Securities will fluctuate daily, the ratio of Securities in a Trust, on a market value basis, will also change daily. The portion of Securities represented by each Unit will not change as a result of the deposit of additional Securities or cash in a Trust. If we deposit cash, you and new investors may experience a dilution of your investment. This is because prices of Securities will fluctuate between the time of the cash deposit and the purchase of the Securities, and because the Trusts pay the associated brokerage fees. To reduce this dilution, the Trusts will try to buy the Securities as close to the Evaluation Time and as close to the evaluation price as possible. In addition, because the Trusts pay the brokerage fees associated with the creation of new Units and with the sale of Securities to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses.

An affiliate of the Trustee may receive these brokerage fees or the Trustee may retain and pay us (or our affiliate) to act as agent for a Trust to buy Securities. If we or an affiliate of ours act as agent to a Trust we will be subject to the restrictions under the Investment
Company Act of 1940, as amended (the "1940 Act").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may periodically be sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a Trust," to maintain the sound investment character of the Trusts, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities. However, if a contract for the purchase of any of the Securities initially deposited in a Trust fails, unless we can purchase substitute Securities ("Replacement Securities") we will refund to you that portion of the purchase price and transactional sales charge resulting from the failed contract on the next Distribution Date. Any Replacement Security a Trust acquires will be identical to those from the failed contract.

                        Portfolios

Objective.

When you invest in a Trust you are purchasing a quality portfolio of attractive common stocks in one convenient purchase. The objective of each Trust is to provide the potential for an above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek to provide the potential for above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

               The Dow(R) Target 5 Portfolio

The Dow (R) Target 5 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Dow
(R) Target 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Investing in stocks with high dividend yields may be effective in achieving the investment objective of the Trust, because regular dividends are common for established companies, and dividends have historically accounted for a large portion of the total return on stocks. The Dow (R) Target 5 Strategy seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in the Dow Jones Industrial Average(sm) ("DJIA(sm)").

The Dow (R) Target 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 highest dividend-yielding stocks from this group.

Step 3: From the 10 stocks selected in Step 2, we select an equally-weighted portfolio of the five stocks with the lowest per share stock price for The Dow (R) Target 5 Strategy.


Based on the composition of the portfolio on the Initial Date of Deposit, The Dow (R) Target 5 Portfolio is considered to be a Large-Cap Value Trust.


           The Dow(R) Target Dividend Portfolio

The Dow(R) Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Index(sm) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book as a means to achieving its investment objective.

The Dow(R) Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Index(sm) as of two business days prior to the date of this prospectus (best [1] to worst [100]) by:

- Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

- Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for The Dow(R) Target Dividend Strategy.

Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Index(sm), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(sm) within thirty days from the selection date, have been removed from the universe of securities from which The Dow(R) Target Dividend Strategy stocks are selected.

Based on the composition of the portfolio on the Initial Date of Deposit, The Dow(R) Target Dividend Portfolio is considered to be a Mid-Cap Value Trust.


                Global Target 15 Portfolio

The Global Target 15 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Global Target 15 Strategy seeks to uncover stocks that may be out of favor or undervalued. The Trust seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in a particular index. The Global Target 15 Strategy stocks are determined as follows:

Step 1: We rank all stocks contained in the DJIA(sm), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index by dividend yield as of the business day prior to the date of this prospectus in the case of DJIA(sm) stocks or two business days prior to the date of this prospectus in the case of FT Index and Hang Seng Index stocks.

Step 2: We select the 10 highest dividend-yielding stocks in each respective index.

Step 3: We select an approximately equally-weighted portfolio of the five stocks with the lowest per share stock price of the 10 highest-dividend yielding stocks in each respective index as of their respective selection date for the Global Target 15 Strategy.

               MSCI EAFE Target 20 Portfolio

The MSCI EAFE Target 20 Strategy selects 20 common stocks from the MSCI EAFE Index(R). The MSCI EAFE Target 20 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the MSCI EAFE Index(R) as of three business days prior to the date of this prospectus.

Step 2: We then select the 200 largest by market capitalization that meet both of the following three-month average daily trading volume liquidity screens:
- Minimum of $5 million traded.
- Minimum of 100,000 shares traded.

Step 3:The remaining stocks are ranked on four factors:
- Price to cash flow.
- Price to book.
- Return on assets.
- Momentum.

Step 4: We purchase an approximately equally-weighted portfolio of the 20 stocks with the highest combined ranking on the four factors, subject to a maximum of four stocks from any one of the ten major market sectors and a maximum of four stocks from any single country.


Based on the composition of the portfolio on the Initial Date of Deposit, the MSCI EAFE Target 20 Portfolio is considered to be a Large-Cap Value Trust.


             The Nasdaq(R) Target 15 Portfolio

The Nasdaq(R) Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index(R) stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq(R) Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index(R) as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by six-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for The
Nasdaq(R) Target 15 Strategy.

The Securities which comprise The Nasdaq(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of The Nasdaq(R) Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.


Based on the composition of the portfolio on the Initial Date of Deposit, The Nasdaq(R) Target 15 Portfolio is considered to be a
Large-Cap Growth Trust.


        NYSE(R) International Target 25 Portfolio

Incorporating international investments into an overall portfolio can offer benefits such as diversification, reduced volatility and the potential for enhanced performance. The NYSE(R) International Target 25 Portfolio provides investors with a way to strategically invest in foreign companies. The NYSE(R) International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Index(sm) as of two business days prior to the date of this prospectus. The index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

Step 2: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 3: We rank each remaining stock on two factors:
- Price to book; and
- Price to cash flow.

  Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.


Based on the composition of the portfolio on the Initial Date of Deposit, the NYSE (R) International Target 25 Portfolio is considered to be a Large-Cap Value Trust.


                The S&P Target 24 Portfolio

The S&P Target 24 Strategy selects 24 common stocks from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500 Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

- Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

- Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

- Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.


Based on the composition of the portfolio on the Initial Date of Deposit, The S&P Target 24 Portfolio is considered to be a Large-Cap Growth Trust.


               S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and sentiment. The S&P Target SMid 60 Strategy focuses on small and mid-size companies because we believe they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") (excluding Registered Investment
Companies, Limited Partnerships and Business Development Companies) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price to book value and select the best quartile from each index-100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio.

Step 3: We rank each remaining stock on three factors:

- Price to cash flow;

- 12-month change in return on assets; and

- 3-month price appreciation.

Step 4: We eliminate any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the S&P Target SMid 60 Strategy.

Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600.


Based on the composition of the portfolio on the Initial Date of Deposit, S&P Target SMid 60 Portfolio is considered to be a Small-Cap Value Trust.

                  Target 50/50 Portfolio

The composition of the Target 50/50 Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise the Dow (R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Target VIP Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the caption "The Dow(R) Target Dividend
Portfolio." The Securities which comprise the Target VIP Strategy portion of the Trust were selected as follows:

Target VIP Strategy.

The Target VIP Strategy invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies. While each of the underlying strategies included in the Target VIP Strategy also seeks to provide an above-average total return, each follows a different investment strategy. The Target VIP Strategy seeks to outperform the S&P 500 Index. The Target VIP Strategy provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

- Approximately 1/6 common stocks which comprise The Dow(R) DART 5
Strategy;

- Approximately 1/6 common stocks which comprise the European Target 20
Strategy;

- Approximately 1/6 common stocks which comprise The Nasdaq(R) Target 15
Strategy;

- Approximately 1/6 common stocks which comprise The S&P Target 24
Strategy;

- Approximately 1/6 common stocks which comprise the Target Small-Cap Strategy; and

- Approximately 1/6 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Nasdaq(R) Target 15 Strategy and The S&P Target 24 Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Nasdaq(R) Target 15 Portfolio" and "The S&P Target 24 Portfolio," respectively. The Securities which comprise The Dow(R) DART 5 Strategy, the European Target 20 Strategy, the Target Small-Cap Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were selected as follows:

The Dow(R) Dividend and Repurchase Target ("DART") 5 Strategy.

The Dow(R) DART 5 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Dow(R) DART 5 Strategy's investment objective. By analyzing dividend yields, the Dow(R) DART 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow(R) DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow(R) DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield as of three business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy.

During the initial offering period, no Trust will invest more than 5% of

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its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. corporations which trade on the NYSE, the NYSE Alternext US or The NASDAQ Stock Market(R) ("Nasdaq") (excluding limited partnerships, ADRs and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Target Small-Cap Strategy.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The Securities which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line(R) Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line(R) as of two business days prior to the initial date of deposit gives their #1 ranking for Timeliness(TM), remove the stocks of financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange, and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these remaining stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 stocks with the lowest sums for the Value Line Target 25 Strategy.

The Securities which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

           Target Diversified Dividend Portfolio

The Target Diversified Dividend Portfolio seeks to provide the potential for above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $250 million;

- Minimum three-month average daily trading volume of $1.5 million; and

- Minimum stock price of $5.

Step 2: We eliminate Real Estate Investment Trusts ("REITs"), ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors:

- Indicated dividend yield - 50%;

- Price to book - 25%; and

- Payout ratio - 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the ten major market sectors with the highest combined ranking on the three factors.

         Target Dividend Multi-Strategy Portfolio

The composition of the Target Dividend Multi-Strategy Portfolio on the Initial Date of Deposit is as follows:

- Approximately 25% common stocks which comprise The Dow (R) Target Dividend Strategy;

- Approximately 25% common stocks which comprise the European Target 20
Strategy;

- Approximately 25% common stocks which comprise the Global Target 15 Strategy; and

- Approximately 25% common stocks which comprise the Target Diversified Dividend Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the European Target 20 Strategy, the Global Target 15 Strategy and the Target Diversified Dividend Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Dow (R) Target Dividend Strategy," "Target 50/50 Portfolio," "Global Target 15 Portfolio" and "Target Diversified Dividend Portfolio," respectively.

               Target Double Play Portfolio

The Target Double Play Portfolio invests in the common stocks of companies which are selected by applying two separate uniquely specialized strategies. While each of the strategies included in the Target Double Play Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Target Double Play Portfolio seeks to outperform the S&P 500 Index. Finding the right mix of investments is a key factor to successful investing. Because different investments often react differently to economic and market changes, diversifying among low-correlated investments has the potential to enhance your returns and help reduce your overall investment risk. The Target Double Play Portfolio has been developed to address this purpose.

The composition of the Target Double Play Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise The Dow(R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy portion of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "The Dow(R) Target Dividend Portfolio." The Securities which comprise the Value Line(R) Target 25 Strategy portion of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

                  Target Growth Portfolio

The Target Growth Portfolio invests in stocks with large market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $6 billion;

- Minimum three month average daily trading volume of $5 million; and

- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three factors:

- Sustainable growth rate;

- Change in return on assets; and

- Recent price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors.


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Growth Portfolio is considered to be a Large-Cap Growth Trust.


             Target Long-Term Growth Portfolio

The composition of the Target Long-Term Growth Portfolio on the Initial Date of Deposit is as follows:

- Approximately 45% common stocks which comprise the Target Growth
Strategy;

- Approximately 40% common stocks which comprise the S&P Target SMid 60 Strategy; and

- Approximately 15% common stocks which comprise the NYSE(R)
International Target 25 Strategy.

The Securities which comprise the Target Growth Strategy, the S&P Target SMid 60 Strategy, and the NYSE(R) International Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Target Growth Portfolio,"

"S&P Target SMid 60 Portfolio" and "NYSE(R) International Target 25 Portfolio, " respectively.

                 Target Mega-Cap Portfolio

The Target Mega-Cap Portfolio invests in some of the largest companies in the world. These companies are well-known, blue-chip companies that are widely regarded as leaders in their respective industries.

Step 1: We begin with the largest 200 stocks traded on a U.S. exchange which have a minimum three-month average daily trading volume of $10 million (excluding Registered Investment Companies and Limited
Partnerships) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks on three factors:

- Price to book.

- Return on assets.

- Recent price appreciation.

Step 3: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors and a maximum of six foreign companies.


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Mega-Cap Portfolio is considered to be a Large-Cap Blend Trust.


                Target Small-Cap Portfolio

The Securities which comprise the Target Small-Cap Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."


Based on the composition of the portfolio on the Initial Date of Deposit, the Target Small-Cap Portfolio is considered to be a Small-Cap Growth Trust.


         Target VIP Conservative Equity Portfolio

The Target VIP Conservative Equity Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies. The Target VIP Conservative Equity Strategy seeks to outperform the S&P 500 Index. The Target VIP Conservative Equity Portfolio provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market. The composition of the Target VIP Conservative Equity Portfolio on the Initial Date of Deposit is as follows:

- Approximately 30% common stocks which comprise The Dow(R) DART 10
Strategy;

- Approximately 10% common stocks which comprise the Global Target 15
Strategy;

- Approximately 50% common stocks which comprise The S&P Target 24
Strategy; and

- Approximately 10% common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Global Target 15 Strategy, The S&P Target 24 Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Global Target 15 Portfolio," "S&P Target 24 Portfolio" and "Target 50/50 Portfolio," respectively. The Securities which comprise The Dow (R) DART 10 Strategy portion of the Trust were selected as follows:

The Dow(R) DART 10 Strategy.

The Dow (R) DART 10 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios as a means to achieving the Strategy's investment objective. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow (R) DART 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select an approximately equally-weighted portfolio of the 10 stocks with the highest combined dividend yields and buyback ratios for The Dow (R) DART 10 Strategy.

       Value Line(R) Diversified Target 40 Portfolio

The Value Line(R) Diversified Target 40 Strategy invests in 40 of the 400 stocks that Value Line(R) gives a #1 or #2 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks, 400 of which are given their #1 or #2 ranking for Timeliness(TM). Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum and earnings surprises. The

Value Line(R) Diversified Target 40 Strategy stocks are determined as follows:

Step 1: We start with the 400 stocks which Value Line(R) as of two business days prior to the initial date of deposit gives their #1 or #2 ranking for Timeliness(TM), remove the stocks of foreign companies and the stocks of companies with market capitalizations of less than $2 billion, and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these remaining stocks for sustainable growth rate.

Step 3: We then rank the stocks for their price to sales ratios.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select an approximately equally weighted portfolio of the 40 stocks with the highest combined ranking on the three factors, subject to a maximum of eight stocks from any one of the ten major market sectors. For purposes of selecting stocks and weighting the market sectors, consumer discretionary and consumer staples are considered separate sectors.


Based on the composition of the portfolio on the Initial Date of Deposit, the Value Line(R) Diversified Target 40 Portfolio is considered to be a Large-Cap Growth Trust.


             Value Line(R) Target 25 Portfolio

The Securities which comprise the Value Line(R) Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Other Considerations.


Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which each Trust's Securities are selected.


Companies which, on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under "Removing Securities from a Trust" have been excluded from the universe of securities from which each Trust's Securities are selected.


From time to time in the prospectus or in marketing materials we may identify a portfolio's style and capitalization characteristics to describe a trust. These characteristics are designed to help you better understand how the Trust fits into your overall investment plan. These characteristics are determined by the Sponsor as of the Initial Date of Deposit and, due to changes in the value of the Securities, may vary thereafter. In addition, from time to time, analysts and research professionals may apply different criteria to determine a Security's style and capitalization characteristics, which may result in designations which differ from those arrived at by the Sponsor. In general, growth stocks are those with high relative price-to-book ratios while value stocks are those with low relative price-to-book ratios. At least 65% of the stocks in a trust on the trust's initial date of deposit must fall into either the growth or value category for a trust itself to receive the designation. Trusts that do not meet this criteria are designated as blend trusts. In determining market capitalization characteristics, we analyze the market capitalizations of the 3,000 largest stocks in the United States (excluding foreign securities, ADRs, limited partnerships and regulated investment companies) on a monthly basis. Companies with market capitalization among the largest 10% are considered Large-Cap securities, the next 20% are considered Mid-Cap securities and the remaining securities are considered Small-Cap securities. Both the weighted average market capitalization of a trust and at least half of the Securities in a trust must be classified as either Large-Cap, Mid-Cap or Small-Cap in order for a trust to be designated as such. Trusts, however, may contain individual stocks that do not fall into their stated style or market capitalization designation.


Of course, as with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See "Risk Factors" for a discussion of the risks of investing in a Trust.

"Dow Jones Industrial Average(sm)," "Dow(R)," "DJIA(sm)," and
"Dow Jones U.S. Select Dividend Index(sm) ," are trademarks or service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P., an affiliate of ours. Dow Jones does not endorse, sell or promote any of the Trusts, in particular The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio and the Target VIP Conservative Equity Portfolio. Dow Jones makes no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones has not given us a license to use its indexes.

The MSCI EAFE Target 20 Portfolio is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Trust, the Securities or the index on which such Trust or Securities are based. Except as noted herein, the publisher has not approved of any of the information in this prospectus.

"S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)," "S&P SmallCap 600(R)," and
"Standard & Poor's(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Long-Term Growth Portfolio and Target VIP Conservative Equity Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Portfolios. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

"Value Line(R)" and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target 50/50 Portfolio, Target Double Play Portfolio, Target VIP Conservative Equity Portfolio, Value Line(R) Diversified Target 40 Portfolio and Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in a Trust.

"NYSE" is a registered trademark of, and "NYSE International 100 Index(sm)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by First Trust Portfolios L.P. The NYSE International Target 25 Portfolio and Target Long-Term Growth Portfolio, all or a portion of which are based on the NYSE International 100 Index(sm), are not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such products.

The publishers of the DJIA(sm), FT Index, Hang Seng Index, The Nasdaq-100 Index(R), the Russell 2000(R) Index, the Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI Europe Index, MSCI EAFE Index(R), and the NYSE International 100 Index(sm) are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

                       Risk Factors

Price Volatility. The Trusts invest in common stocks. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, especially the relatively short 15-month life of the Trusts, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Trusts which use dividend yield as a selection criterion employ a contrarian strategy in which the Securities selected share qualities that have caused them to have lower share prices or higher dividend yields than other common stocks in their peer group. There is no assurance that negative factors affecting the share price or dividend yield of these Securities will be overcome over the life of such Trusts or that these Securities will increase in value.


Three of the Securities in The Nasdaq (R) Target 15 Portfolio, four of the Securities in The S&P Target 24 Portfolio, three Securities in the Target Double Play Portfolio and three of the Securities in the Value Line(R) Target 25 Portfolio represent approximately 67.87%, 39.01%, 35.60% and 71.23%, respectively, of the value of such Trust. If these stocks decline in value you may lose a substantial portion of your investment.


Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Concentration Risk. When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.


The Dow(R) Target 5 Portfolio is concentrated in stocks of material companies. The Dow(R) Target Dividend Portfolio is concentrated in stocks of financial companies. The Global Target 15 Portfolio is concentrated in stocks of industrial companies. The MSCI EAFE Target 20 Portfolio is concentrated in stocks of consumer product companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of health care and information technology companies. The NYSE (R) International Target 25 Portfolio is concentrated in stocks of financial companies. The S&P Target SMid 60 Portfolio is concentrated in stocks of energy companies. The Target 50/50 Portfolio is concentrated in stocks of financial companies. The Target Dividend Multi-Strategy Portfolio is concentrated in stocks of financial companies. The Target Growth Portfolio is concentrated in stocks of consumer products companies. The Target Mega-Cap Portfolio is concentrated in stocks of consumer products companies. The Target Small-Cap Portfolio is concentrated in stocks of financial companies. The Target VIP Conservative Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Diversified Target 40 Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Target 25 Portfolio is concentrated in stocks of consumer products and health care companies.


Consumer Products. Collectively, consumer discretionary companies and consumer staples companies are categorized as consumer products companies. General risks of these companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.


Energy. General problems of the petroleum and gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.


Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities sectors, these sectors are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Recent negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance sector are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Health Care. General risks of health care companies involve extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Industrials. General risks of industrial companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft-leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

Information Technology. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance, and have lately experienced significant market declines in their share values. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.


Materials. General risks of the basic materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

REITs. Certain of the Securities in certain of the Trusts are issued by REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.


Strategy. Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. There is no guarantee the investment objective of a Trust will be achieved. The actual performance of the Trusts will be different than the hypothetical returns of each Trust's strategy. Because the Trusts are unmanaged and follow a strategy, the Trustee will not buy or sell Securities in the event a strategy is not achieving the desired results.


Hong Kong. Approximately 33.47% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in Hong Kong Special Administrative Region ("Hong Kong"). Certain of the Securities in certain other Trusts are also issued by companies headquartered in Hong Kong. Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies in the Hang Seng Index. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong stock market. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

United Kingdom. Approximately 33.24% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in the United Kingdom. Certain of the Securities in certain other Trusts are also issued by companies headquartered in the United Kingdom. The United Kingdom is one of 25 members of the European Union ("EU") which was formed by the Maastricht Treaty on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on Securities issued by U.K. issuers impossible to predict.


Unlike a majority of EU members, the United Kingdom did not convert its currency to the common European currency, the euro, on January 1, 1999. All companies with significant markets or operations in Europe face strategic challenges as these entities continue to adapt to a single currency. The ongoing euro conversion process, with or without the inclusion of the United Kingdom, may materially impact revenues, expenses or income; increase competition; affect issuers' currency exchange rate risk and derivatives exposure; cause issuers to increase spending on information technology updates; and result in potentially adverse tax consequences. We cannot predict when or if the United Kingdom will convert to the euro or what impact, if any, the adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Securities. All of the Securities in the MSCI EAFE Target 20 Portfolio and the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or a foreign securities exchange or are in the form of ADRs which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries.


The purchase and sale of the foreign Securities, other than foreign Securities listed on a U.S. securities exchange, will generally occur only in foreign securities markets. Because foreign securities exchanges may be open on different days than the days during which investors may purchase or redeem Units, the value of a Trust's Securities may change on days when investors are not able to purchase or redeem Units. Although we do not believe that the Trusts will have problems buying and selling these Securities, certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the Securities in the Global Target 15 Portfolio, MSCI EAFE Target 20 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio and Target VIP Conservative Equity Portfolio is maintained by:
Hongkong and Shanghai Banking Corporation, Hong Kong for Hong Kong Securities; The Bank of Tokyo-Mitsubishi Ltd., Tokyo, Japan for Japanese Securities; The Bank of New York, London, for Irish Securities; and Euroclear Bank, a global custody and clearing institution for all other foreign Securities; each of which have entered into a sub-custodian relationship with the Trustee. In the event the Trustee informs the Sponsor of any material change in the custody risks associated with maintaining assets with any of the entities listed above, the Sponsor will instruct the Trustee to take such action as the Sponsor deems appropriate to minimize such risk.


Emerging Markets. Certain of the Securities in certain of the Trusts are issued by companies headquartered or incorporated in countries considered to be emerging markets. Risks of investing in developing or emerging countries are even greater than the risks associated with foreign investments in general. These increased risks include, among other risks, the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures, obsolete financial systems and environmental problems. For these reasons, investments in emerging markets are often considered speculative.

Exchange Rates. Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these Securities (and therefore Units of the Trusts containing securities of foreign issuers) will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons.

To determine the value of foreign Securities not listed on a U.S. securities exchange or their dividends, the Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile, depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators, hedge funds and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not reflect the amount the Trusts would receive, in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

Small Cap Companies. All of the Securities in the Target Small-Cap Portfolio and certain of the Securities in certain other Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Microsoft Corporation, Lorillard, Inc. and Reynolds American Inc., or any of the industries represented by these issuers, may negatively impact the value of these Securities. We cannot predict what impact any pending or threatened litigation will have on the value of the Securities.

           Hypothetical Performance Information

The following tables compare hypothetical performance information for the strategies employed by each Trust and the actual performances of the DJIA(sm), Dow Jones U.S. Select Dividend Index(sm), Nasdaq-100 Index(R), NYSE International 100 Index(sm), S&P 500 Index, S&P 1000 Index, Russell 3000(R) Index, FT Index, Hang Seng Index, Russell 2000(R) Index, MSCI EAFE Index(R) and a combination of the DJIA(sm), FT Index and Hang Seng Index (the "Cumulative International Index Returns") in each of the full years listed below (and as of the most recent month).

These hypothetical returns should not be used to predict future performance of the Trusts. Hypothetical Total Return figures are shown for those strategies which correspond to a Trust providing a distribution reinvestment option. For strategies which correspond to a Trust which does not provide a distribution reinvestment option, hypothetical Price Appreciation figures are shown. Total Return or Price Appreciation figures from a Trust will differ from its strategy for several reasons, including the following:

- Total Return and Price Appreciation figures shown do not reflect brokerage commissions paid by a Trust on the purchase of Securities or taxes incurred by you.

- Strategy returns are for calendar years (and through the most recent quarter), while the Trusts begin and end on various dates.

- Trusts have a maturity longer than one year.

- Trusts may not be fully invested at all times or equally weighted in each of the strategies or the stocks comprising their respective strategy or strategies.

- Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units.

- For Trusts investing in foreign Securities, currency exchange rates may differ.

You should note that the Trusts are not designed to parallel movements in any index and it is not expected that they will do so. In fact, each Trust's strategy underperformed its comparative index, or combination thereof, in certain years, and we cannot guarantee that a Trust will outperform its respective index over the life of a Trust or over consecutive rollover periods, if available. Each index differs widely in size and focus, as described below.

DJIA(sm). The DJIA(sm) consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIA(sm) are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.

Dow Jones U.S. Select Dividend Index(sm). The Dow Jones U.S. Select Dividend Index(sm) consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total

Market Index(sm) that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

Nasdaq-100 Index(R). The Nasdaq-100 Index(R) consists of the 100 largest and most active non-financial domestic and international companies listed on the Nasdaq National Market System.

NYSE International 100 Index(sm). The NYSE International 100 Index(sm) is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 Index(sm) assumes that all dividends received during a year are reinvested on a daily basis.

Russell 2000(R) Index. The Russell 2000(R) Index offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000(R) Index is constructed to provide a comprehensive, unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000(R) Index includes the smallest 2,000 securities in the Russell 3000(R) Index.

Russell 3000(R) Index. The Russell 3000(R) Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000(R) Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen by
Standard and Poor's to be representative of the leaders of various industries.

S&P 1000 Index. The S&P 1000 Index is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index).

Financial Times Industrial Ordinary Share Index. The FT Index consists of 30 common stocks chosen by the editors of The Financial Times as being representative of British industry and commerce.

Hang Seng Index. The Hang Seng Index consists of a cross section of stocks currently listed on the Stock Exchange of Hong Kong Ltd. and is intended to represent four major market sectors: commerce and industry, finance, property and utilities.

MSCI EAFE Index(R). The MSCI EAFE Index(R) (Europe, Australasia, Far
East) is an unmanaged float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

                                                  COMPARISON OF TOTAL RETURN (2)
          (Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

                                            HYPOTHETICAL STRATEGY TOTAL RETURNS (1)

                                                                                              NYSE (R)            TARGET
                  THE DOW (R)       THE DOW (R)           GLOBAL             MSCI EAFE        INTERNATIONAL       DIVERSIFIED
                  TARGET 5          TARGET DIVIDEND       TARGET 15          TARGET 20        TARGET 25           DIVIDEND
YEAR              STRATEGY          STRATEGY              STRATEGY           STRATEGY         STRATEGY            STRATEGY
----              ------------      ---------------       ---------          ---------        -------------       ------------
1972                 18.96%
1973                 17.58%
1974                 -7.52%
1975                 62.86%
1976                 38.84%
1977                  3.18%
1978                 -1.30%
1979                  7.39%
1980                 38.69%
1981                  1.22%
1982                 40.99%
1983                 34.21%
1984                  8.55%
1985                 35.96%
1986                 28.26%
1987                  8.46%                                 14.92%
1988                 18.90%                                 20.93%
1989                  7.97%                                 14.49%
1990                -17.94%                                  0.65%
1991                 59.77%                                 39.91%
1992                 20.63%              28.74%             24.23%
1993                 31.38%              18.24%             62.37%
1994                  5.43%              -8.50%            -10.03%
1995                 28.02%              46.93%             11.47%            14.53%                               26.80%
1996                 23.46%              16.17%             19.47%            29.16%             25.92%            14.90%
1997                 17.13%              40.64%             -8.77%             6.48%             23.28%            25.89%
1998                  9.90%               2.99%             11.11%            32.05%             12.56%            12.88%
1999                 -9.46%              -6.60%              6.16%            53.65%             64.31%            17.47%
2000                  8.26%              25.89%              2.27%            -2.76%             10.87%            19.73%
2001                 -5.01%              40.69%             -1.04%           -16.50%            -14.12%            29.55%
2002                -12.86%              -0.79%            -14.32%            -3.03%            -20.67%           -10.46%
2003                 20.20%              32.16%             35.94%            37.81%             39.53%            46.97%
2004                  9.61%              18.92%             29.23%            23.05%             23.68%            20.44%
2005                 -2.41%               2.29%             11.51%             5.97%             13.70%             1.90%
2006                 39.57%              17.64%             40.05%            33.17%             28.55%            15.34%
2007                  2.25%               1.11%             14.26%            24.20%             24.70%            -3.92%
2008                -50.10%             -39.52%            -43.29%           -42.54%            -49.80%           -37.11%


                                                  COMPARISON OF TOTAL RETURN (2)
          (Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

                                                     INDEX TOTAL RETURNS (1)


                         DOW JONES      S&P 500      MSCI        NYSE          RUSSELL                  HANG SENG   CUMULATIVE
                         U.S. SELECT    INDEX        EAFE        INTERNA-      3000(R)                  INDEX       INTERNA-
                         DIVIDEND                    INDEX(R)    TIONAL 100    INDEX                                TIONAL INDEX
YEAR       DJIA(SM)      INDEX(SM)                               INDEX                      FT INDEX                RETURNS(3)
----       --------      -----------    --------     --------    ----------    -------      --------    ---------   ------------
1972        18.48%                       19.00%
1973       -13.28%                      -14.69%
1974       -23.57%                      -26.47%
1975        44.75%                       37.23%
1976        22.82%                       23.93%
1977       -12.84%                       -7.16%
1978         2.79%                        6.57%
1979        10.55%                       18.61%
1980        22.16%                       32.50%
1981        -3.57%                       -4.92%
1982        27.11%                       21.55%
1983        25.96%                       22.56%
1984         1.30%                        6.27%
1985        33.55%                       31.72%
1986        27.10%                       18.67%
1987         5.48%                        5.25%                                               38.32%      -10.02%       11.26%
1988        16.14%                       16.56%                                                7.03%       16.05%       13.07%
1989        32.19%                       31.62%                                               24.53%        5.53%       20.75%
1990        -0.56%                       -3.10%                                               10.36%        6.74%        5.51%
1991        24.19%                       30.40%                                               14.88%       42.46%       27.17%
1992         7.41%        22.65%          7.61%                                               -2.18%       28.89%       11.37%
1993        16.93%        14.59%         10.04%                                               20.25%      123.35%       53.51%
1994         5.01%        -0.19%          1.32%                                                1.19%      -29.98%       -7.93%
1995        36.87%        42.80%         37.54%        11.21%                    35.81%       17.83%       27.28%       27.33%
1996        28.89%        25.08%         22.94%         6.05%       18.50%       21.51%       20.55%       37.47%       28.97%
1997        24.94%        37.83%         33.35%         1.78%       19.20%       31.70%       16.44%      -17.68%        7.90%
1998        18.15%         4.33%         28.58%        19.94%       22.64%       23.94%       12.20%       -2.68%        9.22%
1999        27.21%        -4.08%         21.04%        27.02%       41.93%       20.90%       17.44%       73.42%       39.36%
2000        -4.71%        24.86%         -9.10%       -14.17%      -20.67%       -7.47%      -18.58%       -9.35%      -10.88%
2001        -5.43%        13.09%        -11.88%       -21.44%      -21.13%      -11.40%      -23.67%      -22.40%      -17.17%
2002       -15.01%        -3.94%        -22.09%       -15.94%      -19.14%      -21.53%      -29.52%      -15.60%      -20.04%
2003        28.26%        30.16%         28.67%        38.59%       37.58%       31.04%       26.27%       41.79%       32.11%
2004         5.30%        18.14%         10.87%        20.25%       16.25%       11.94%       20.80%       16.96%       14.35%
2005         1.72%         3.79%          4.91%        13.54%       11.22%        6.15%       12.45%        8.67%        7.61%
2006        19.03%        19.54%         15.78%        26.34%       24.49%       15.80%       40.25%       38.60%       32.62%
2007         8.87%        -5.16%          5.49%        11.17%       16.43%        5.24%        0.10%       42.88%       17.28%
2008       -31.92%       -30.97%        -36.99%       -43.38%      -43.26%      -37.30%      -54.74%      -46.04%      -44.23%


______________________

See "Notes to Comparison of Total Return" on page 70.

Page 69


                   NOTES TO COMPARISON OF TOTAL RETURN

(1) The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2) With the exception of the Hang Seng Index for the periods 12/31/1986 through 12/31/1992, Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return figures assume that all dividends are reinvested monthly (except for the Dow Jones U.S. Select Dividend Indexsm(sm) and the NYSE International 100 Index(sm), which assume daily reinvestment of dividends) and all returns are stated in terms of U.S. dollars. For the periods 12/31/1986 through 12/31/1992, Total Return on the Hang Seng Index does not include any dividends paid. Strategy figures reflect the deduction of sales charges and expenses but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year returns contained in the tables, over the full years as listed above, each Strategy achieved a greater average annual total return than that of its corresponding index:

                                            AVERAGE
                                            ANNUAL                                                               AVERAGE ANNUAL
STRATEGY                                    TOTAL RETURN        CORRESPONDING INDEX                              TOTAL RETURN
________                                    ____________        ___________________                              ______________
The Dow(R) Target 5 Strategy                12.34%              DJIA(sm) (from 01/01/72 through 12/31/08)        10.20%
The Dow(R) Target Dividend Strategy         11.68%              Dow Jones U.S. Select Dividend Index(sm)         10.96%
                                                                S&P 500 Index (from 01/01/92 through 12/31/08)    6.73%
Global Target 15 Strategy                   10.49%              Cumulative International Index                    9.39%
MSCI EAFE Target 20 Strategy                10.98%              MSCI EAFE Index(R)                                3.23%
NYSE(R) International Target 25 Strategy     9.93%              NYSE International 100 Index(sm)                  4.71%
Target Diversified Dividend Strategy        10.88%              Russell 3000(R) Index                             6.74%

(3) The combination of the DJIA(sm), the FT Index and the Hang Seng Index (the "Cumulative International Index") Returns represent the weighted average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA(sm). The Cumulative International Index Returns are weighted in the same proportions as the index components appear in the Global Target 15 Portfolio. For instance, the Cumulative International Index is weighted as follows: DJIA(sm), 33-1/3%; FT Index, 33-1/3%; Hang Seng Index, 33-1/3%. Cumulative International Index Returns do not represent an actual index.

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Page 70



                                                     COMPARISON OF PRICE APPRECIATION (2)
             (Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

                                                HYPOTHETICAL STRATEGY PRICE APPRECIATION (1)

                                                          TARGET
           THE                                            DIVIDEND                            TARGET
           NASDAQ(R)   THE S&P    S&P TARGET   TARGET     MULTI-      TARGET       TARGET     LONG-TERM   TARGET      TARGET
           TARGET 15   TARGET 24  SMID 60      50/50      STRATEGY    DOUBLE PLAY  GROWTH     GROWTH      MEGA-CAP    SMALL-CAP
YEAR       STRATEGY    STRATEGY   STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY   STRATEGY    STRATEGY    STRATEGY
-----      ---------   ---------  ---------    --------   ---------   -----------  --------   --------    --------    ----------
1972
1973
1974
1975
1976
1977
1978
1979                                                                                                                     36.69%
1980                                                                                                                     57.67%
1981                                                                                                                    -11.51%
1982                                                                                                                     46.87%
1983                                                                                                                     28.47%
1984                                                                                                                     -3.90%
1985                                                                                                                     47.62%
1986         19.42%     18.24%                                                                                           20.90%
1987         12.03%      2.17%                                                                                           12.37%
1988         -1.45%      4.35%                                                                                           20.31%
1989         34.33%     22.24%                                                                                           23.40%
1990         -7.63%      6.37%                                                                                           -1.24%
1991        105.78%     39.93%                                                                                           56.57%
1992         -2.90%     -1.77%                   15.33%                  12.19%                                          25.65%
1993         25.71%      8.08%                   19.78%                  21.48%                                          19.63%
1994          7.76%      4.80%                   -3.33%                   1.89%                                          -0.49%
1995         50.53%     38.78%       24.00%      44.20%      28.03%      49.12%      29.65%                  35.31%      38.36%
1996         56.87%     31.05%       13.17%      27.00%      18.07%      35.05%      24.99%      19.28%      17.56%      32.59%
1997         32.14%     30.00%       41.91%      32.73%      20.38%      36.99%      41.18%      38.73%      40.75%      14.22%
1998        119.16%     39.72%        4.93%      26.86%      14.52%      46.97%      37.22%      20.59%      44.39%      -0.38%
1999         96.66%     41.02%       23.98%      20.89%       7.64%      52.36%      33.88%      34.34%      40.87%      10.88%
2000        -16.43%      3.98%       13.92%      10.01%      12.27%       7.24%       8.48%      10.97%     -16.53%       2.85%
2001        -27.11%    -10.95%       32.00%      14.19%      14.09%      19.94%      -4.07%       8.84%     -11.94%      -3.94%
2002        -26.36%    -19.08%       -5.17%     -11.11%     -10.36%     -12.31%     -10.68%      -9.95%     -22.72%     -16.03%
2003         34.82%     22.99%       45.30%      32.72%      35.54%      35.25%      34.10%      39.26%      17.68%      52.97%
2004         -3.58%     13.61%       23.44%      15.57%      23.40%      20.15%      16.81%      20.40%      13.02%      19.37%
2005          1.25%      3.66%        3.12%       4.33%       5.49%      10.95%      17.17%      10.95%      24.41%      12.53%
2006          1.64%      1.50%       19.65%      14.38%      25.92%       9.01%      16.86%      19.61%      14.50%      21.60%
2007         18.90%      3.23%       -9.54%       5.03%       5.40%      12.35%      20.05%       8.83%      19.93%      -6.77%
2008        -52.70%    -29.19%      -37.45%     -42.20%     -43.63%     -44.86%     -52.29%     -45.74%     -43.84%     -48.62%


Page 71


                                                     COMPARISON OF PRICE APPRECIATION (2)
             (Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

            HYPOTHETICAL STRATEGY PRICE APPRECIATION (1)                           INDEX PRICE APPRECIATION

            TARGET VIP     VALUE LINE(R)
            CONSERVATIVE   DIVERSIFIED     VALUE LINE(R)                                                           RUSSELL
            EQUITY         TARGET 40       TARGET 25                 NASDAQ-100      S&P 500        S&P 1000       2000(R)
YEAR        STRATEGY       STRATEGY        STRATEGY                  INDEX(R)        INDEX          INDEX          INDEX
-----       ------------   -------------   -------------             ----------      --------       ---------      -------
1972                                                                                  18.72%
1973                                                                                 -14.50%
1974                                                                                 -26.03%
1975                                                                                  36.92%
1976                                                                                  23.64%
1977                                                                                  -7.16%
1978                                                                                   6.39%
1979                                                                                  18.19%                         43.07%
1980                                                                                  31.52%                         38.60%
1981                                                                                  -4.85%                          2.03%
1982                                                                                  20.37%                         24.95%
1983                                                                                  22.31%                         29.13%
1984                                                                                   5.97%                         -7.30%
1985                                        31.83%                                    31.05%                         31.05%
1986                                        20.18%                      6.89%         18.54%                          5.68%
1987           4.08%                        16.94%                     10.49%          5.67%                         -8.80%
1988           7.83%                        -9.40%                     13.54%         16.34%                         25.02%
1989          24.45%                        47.92%                     26.17%         31.22%                         16.26%
1990           2.92%                         3.12%                    -10.41%         -3.13%                        -19.48%
1991          44.04%                        83.11%                     64.99%         30.00%                         46.04%
1992           2.78%                        -2.69%                      8.87%          7.43%                         18.41%
1993          17.79%                        25.02%                     11.67%          9.92%                         18.88%
1994           1.51%                        12.07%                      1.74%          1.28%                         -1.82%
1995          35.88%         30.01%         52.23%                     43.01%         37.12%          30.69%         28.45%
1996          32.09%         26.49%         54.25%                     42.74%         22.68%          19.85%         16.49%
1997          24.03%         38.62%         33.95%                     20.77%         33.10%          30.26%         22.36%
1998          34.89%         15.93%         91.07%                     85.43%         28.34%          13.20%         -2.55%
1999          36.72%         64.34%        111.35%                    102.05%         20.89%          14.11%         21.26%
2000           3.07%          0.37%        -10.41%                    -36.82%         -9.03%          15.86%         -3.02%
2001         -10.62%          0.67%         -0.09%                    -32.61%        -11.85%           1.45%          2.49%
2002         -18.97%         -8.88%        -23.91%                    -37.52%        -21.97%         -14.54%        -20.48%
2003          23.94%         25.28%         39.23%                     49.43%         28.36%          36.61%         47.25%
2004          12.43%         31.00%         21.76%                     10.72%         10.74%          18.39%         18.33%
2005           3.25%         19.54%         19.63%                      1.88%          4.83%          10.93%          4.55%
2006          11.68%         15.28%          1.27%                      7.26%         15.61%          11.89%         18.37%
2007           5.33%          1.19%         24.28%                     19.20%          5.48%           5.18%         -1.57%
2008         -32.86%        -47.57%        -50.80%                    -41.46%        -36.55%         -34.67%        -33.79%

______________________

See "Notes to Comparison of Price Appreciation" on page 73.

Page 72


                NOTES TO COMPARISON OF PRICE APPRECIATION

(1) The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2) Price Appreciation represents the sum of the change in market value of each group of stocks between the first and last trading day of a period divided by the opening market value of each group of stocks as of the first trading day of a period. Price Appreciation figures assume annual dividend reinvestment in connection with the annual re-calculation of the Strategy (except for the S&P 1000 Index and the Russell 2000(R) Index, which assume daily reinvestment of dividends). Strategy figures reflect the deduction of sales charges and expenses but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year returns contained in the tables, over the full years as listed above, each Strategy achieved a greater average annual total return than that of its corresponding index:

                                                AVERAGE                                                            AVERAGE
                                                ANNUAL PRICE                                                       ANNUAL  PRICE
STRATEGY                                        APPRECIATION      CORRESPONDING INDEX                              APPRECIATION
________                                        ____________      ___________________                              _____________
The Nasdaq(R) Target 15 Strategy                13.94%            Nasdaq-100 Index(R)                              10.33%
The S&P Target 24 Strategy                      10.32%            S&P 500 Index (from 01/01/86 through 12/31/08)    8.97%
S&P Target SMid 60 Strategy                     11.56%            S&P 1000 Index                                    9.69%
Target 50/50 Strategy                           11.30%            S&P 500 Index (from 01/01/92 through 12/31/08)    6.67%
Target Dividend Multi-Strategy                   9.13%            S&P 500 Index (from 01/01/95 through 12/31/08)    6.78%
Target Double Play Strategy                     15.61%            S&P 500 Index (from 01/01/92 through 12/31/08)    6.67%
Target Growth Strategy                          11.85%            S&P 500 Index (from 01/01/95 through 12/31/08)    6.78%
Target Long-Term Growth Strategy                10.88%            S&P 500 Index (from 01/01/96 through 12/31/08)    4.75%
Target Mega-Cap Strategy                         8.90%            S&P 500 Index (from 01/01/95 through 12/31/08)    6.78%
Target Small-Cap Strategy                       14.27%            Russell 2000(R) Index                            10.80%
Target VIP Conservative Equity Strategy         10.43%            S&P 500 Index (from 01/01/87 through 12/31/08)    8.56%
Value Line(R) Diversified Target 40 Strategy    11.85%            S&P 500 Index (from 01/01/95 through 12/31/08)    6.78%
Value Line(R) Target 25 Strategy                19.33%            S&P 500 Index (from 01/01/85 through 12/31/08)    9.81%

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The maximum sales charge (which combines an initial upfront sales charge, a deferred sales charge and the creation and development fee).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" due to various factors, including fluctuations in the prices of the Securities, changes in the relevant currency exchange rates, changes in the applicable commissions, stamp taxes, custodial fees and other costs associated with foreign trading, and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Organization Costs. Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for a Trust's organization costs (including costs of preparing the registration statement, the Indenture and other closing documents, registering Units with the Securities and Exchange Commission ("SEC") and states, the initial audit of each Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee) will be purchased in the same proportionate relationship as all the Securities contained in a Trust. Securities will be sold to reimburse the Sponsor for a Trust's organization costs at the end of the initial offering period (a significantly shorter time period than the life of the Trusts). During the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for Trust organization costs, the Trustee will sell additional Securities to allow a Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit of a Trust will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the per Unit amount set forth for a Trust in "Notes to Statements of Net Assets," this will result in a greater effective cost per Unit to Unit holders for the reimbursement to the Sponsor. To the extent actual organization costs are less than the estimated amount, only the actual organization costs will ultimately be charged to a Trust. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell Securities, to the extent practicable, which will maintain the same proportionate relationship among the Securities contained in a Trust as existed prior to such sale.

Minimum Purchase.

The minimum amount you can purchase of a Trust is generally $1,000 worth of Units ($500 if you are purchasing Units for your Individual
Retirement Account or any other qualified retirement plan), but such amounts may vary depending on your selling firm.

Maximum Sales Charge.

The maximum sales charge is comprised of a transactional sales charge and a creation and development fee. After the initial offering period the maximum sales charge will be reduced by 0.50%, to reflect the amount of the previously charged creation and development fee.

Transactional Sales Charge.

The transactional sales charge you will pay has both an initial and a deferred component.

Initial Sales Charge. The initial sales charge, which you will pay at the time of purchase, is equal to the difference between the maximum sales charge of 2.95% of the Public Offering Price and the sum of the maximum remaining deferred sales charge and creation and development fee (initially $.195 per Unit). This initial sales charge is equal to approximately 1.00% of the Public Offering Price of a Unit, but will vary from 1.00% depending on the purchase price of your Units and as deferred sales charge and creation and development fee payments are made. When the Public Offering Price per Unit exceeds $10.00, the initial sales charge will exceed 1.00% of the Public Offering Price.

Monthly Deferred Sales Charge. In addition, three monthly deferred sales charges of approximately $.0484 per Unit will be deducted from a Trust's assets on approximately the twentieth day of each month from April 20, 2009 through June 19, 2009. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the deferred sales charge will not change, but the deferred sales charge on a percentage basis will be more than 1.45% of the Public Offering Price.

Creation and Development Fee.

As Sponsor, we will also receive, and the Unit holders will pay, a creation and development fee. See "Expenses and Charges" for a description of the services provided for this fee. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the creation and development fee will not change, but the creation and development fee on a percentage basis will be more than 0.50% of the Public Offering Price.

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below) the maximum sales charge is reduced, as follows:

                             Your maximum     Dealer
If you invest                sales charge     concession
(in thousands)*:             will be:         will be:
________________             ____________     __________
$50 but less than $100       2.70%              2.00%
$100 but less than $250      2.45%              1.75%
$250 but less than $500      2.20%              1.50%
$500 but less than $1,000    1.95%              1.25%
$1,000 or more               1.40%              0.75%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of a Trust with any other same day purchases of other trusts for which we are Principal Underwriter and are currently in the initial offering period. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

You may use your Rollover proceeds from a previous series of a Trust, termination proceeds from other unit investment trusts with a similar strategy as a Trust, or redemption or termination proceeds from any unit investment trust we sponsor to purchase Units of a Trust during the initial offering period at the Public Offering Price less 1.00% (for purchases of $1,000,000 or more, the maximum sales charge will be limited to 1.40% of the Public Offering Price), but you will not be eligible to receive the reduced sales charges described in the above table. Please note that if you purchase Units of a Trust in this manner using redemption proceeds from trusts which assess the amount of any remaining deferred sales charge at redemption, you should be aware that any deferred sales charge remaining on these units will be deducted from those redemption proceeds. In order to be eligible for this reduced sales charge program, the termination or redemption proceeds used to purchase Units must be derived from a transaction that occurred within 30 days of your Unit purchase. In addition, this program will only be available for investors that utilize the same broker/dealer (or a different broker/dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the termination or redemption proceeds used for the Unit purchase. You may be required to provide appropriate documentation or other information to your broker/dealer to evidence your eligibility for this reduced sales charge program.

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the transactional sales charge described in this section on the purchase of Units in the primary market. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. Fee Accounts Units are not available for purchase in the secondary market. We reserve the right to limit or deny purchases of Units not subject to the transactional sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

Employees, officers and directors (and immediate family members) of the Sponsor, our related companies and dealers may purchase Units at the Public Offering Price less the applicable dealer concession. Immediate family members include spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons.

The Sponsor and certain dealers may establish a schedule where employees, officers and directors of such dealers can purchase Units of a Trust at the Public Offering Price less the established schedule amount, which is designed to compensate such dealers for activities relating to the sale of Units (the "Employee Dealer Concession").

You will be charged the deferred sales charge per Unit regardless of any discounts. However, if you are eligible to receive a discount such that the maximum sales charge you must pay is less than the applicable maximum deferred sales charge, including Fee Accounts Units, you will be credited additional Units with a dollar value equal to the difference between your maximum sales charge and the maximum deferred sales charge at the time you buy your Units. The following Trusts offer a distribution reinvestment option: The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Global Target 15 Portfolio, MSCI EAFE Target 20 Portfolio, NYSE(R) International Target 25 Portfolio and Target Diversified Dividend Portfolio. If you elect to have distributions reinvested into additional Units of such Trusts, in addition to the reinvestment Units you receive you will also be credited additional Units with a dollar value at the time of reinvestment sufficient to cover the amount of any remaining deferred sales charge and creation and development fee to be collected on such reinvestment Units. The dollar value of these additional credited Units (as with all Units) will fluctuate over time, and may be less on the dates deferred sales charges or the creation and development fee are collected than their value at the time they were issued.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing ask prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current ask prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. This may occur particularly with respect to foreign securities held by a Trust in which case the Trust may make adjustments to the last closing sales price to reflect more accurately the fair value of the Securities as of the Evaluation Time. If current ask prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current ask prices for comparable securities;

b) By appraising the value of the Securities on the ask side of the market; or

c) By any combination of the above.

After the initial offering period is over, the aggregate underlying value of the Securities will be determined as set forth above, except that bid prices are used instead of ask prices when necessary. The aggregate underlying value of non-U.S. listed Securities is computed on the basis of the relevant currency exchange rate expressed in U.S. dollars as of the Evaluation Time.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which reflect a concession or agency commission of 2.25% of the Public Offering Price per Unit, subject to the reduced concession applicable to volume purchases as set forth in "Public Offering-Discounts for Certain Persons." However, for Units subject to a transactional sales charge which are purchased using redemption or termination proceeds or on purchases by Rollover Unit holders, this amount will be reduced to 1.3% of the sales price of these Units (0.75% for purchases of $1,000,000 or more).

Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of unit investment trusts sponsored by us in the dollar amounts shown below will be entitled to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

Total sales                               Additional
(in millions)                             Concession
_____________________                     __________
$25 but less than $100                    0.050%
$100 but less than $150                   0.075%
$150 but less than $250                   0.100%
$250 but less than $500                   0.115%
$500 but less than $750                   0.125%
$750 but less than $1,000                 0.130%
$1,000 but less than $1,500               0.135%
$1,500 but less than $2,000               0.140%
$2,000 but less than $3,000               0.150%
$3,000 but less than $4,000               0.160%
$4,000 but less than $5,000               0.170%
$5,000 or more                            0.175%

Dealers and other selling agents will not receive a concession on the sale of Units which are not subject to a transactional sales charge, but such Units will be included in determining whether the above volume sales levels are met. Eligible dealer firms and other selling agents include clearing firms that place orders with First Trust and provide First Trust with information with respect to the representatives who initiated such transactions. Eligible dealer firms and other selling agents will not include firms that solely provide clearing services to other broker/dealer firms or firms who place orders through clearing firms that are eligible dealers. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the transactional sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of these Trusts and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including these Trusts, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units. In addition, as compensation for purchasing a portion of the unit investment trust business of Citigroup Global Markets Inc. ("CGMI"), we will pay CGMI a fee based on the dollar amount of proceeds from unit investment trusts formerly sponsored by CGMI which are invested in trusts sponsored by us which equates to $3.50 per $1,000 invested. This payment will be made out of our profits and not from assets of a Trust.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum transactional sales charge per Unit for each Trust less any reduction as stated in "Public Offering." We will also receive the amount of any collected creation and development fee. Also, any difference between our cost to purchase the Securities and the price at which we sell them to a Trust is considered a profit or loss (see Note 2 of "Notes to Schedules of Investments"). During the initial offering period, dealers and others may also realize profits or sustain losses as a result of fluctuations in the Public Offering Price they receive when they sell the Units.

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees and Trustee costs to transfer and record the ownership of Units. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                   How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are listed under "Fee Table." If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of the Trusts from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts, and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to the Trusts' FTPS Units. FTPS Units are Units which are purchased and sold through the Fund/SERV(R) trading

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system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

As Sponsor, we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is a charge of $.050 per Unit outstanding at the end of the initial offering period. The Trustee will deduct this amount from a Trust's assets as of the close of the initial offering period. We do not use this fee to pay distribution expenses or as compensation for sales efforts. This fee will not be deducted from your proceeds if you sell or redeem your Units before the end of the initial offering period.

In addition to a Trust's operating expenses and those fees described above, the Trusts may also incur the following charges:

- A quarterly license fee (which will fluctuate with a Trust's net asset value) payable by certain of the Trusts for the use of certain trademarks and trade names of Dow Jones, MSCI Barra, Standard & Poor's, The NASDAQ Stock Market LLC, the NYSE and/or Value Line(R).

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the Securities are all common stocks and dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Accounts, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

                        Tax Status

United States Taxation.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Assets of the Trusts.

 Each Trust is expected to hold one or more of the following:


(i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, and

(ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes.


 It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from

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those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of a Trust's Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of a Trust's Assets.

Trust Status.

If a Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.


If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).


If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011.


Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.


Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2011.


Dividends from REIT Shares.

Some dividends on the REIT Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on the REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends on the REIT Shares will generally be taxable to you as ordinary income, although in limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of ordinary income dividends from real estate investment trusts generally apply to taxable years beginning before January 1, 2011.


Dividends Received Deduction.


Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unit owner's pro rata portion of certain types of dividends received by such

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Trust from certain domestic corporations. However, a corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations or from REITs.


Rollovers.

If you elect to be a Rollover Unit holder and have your proceeds from your Trust rolled over into a future series of such Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 30 business days before a Trust's Mandatory Termination Date. However, this ability to request an In-Kind Distribution will terminate at any time that the number of outstanding Units has been reduced to 10% or less of the highest number of Units issued by a Trust. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by a Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If any U.S. investor is treated as owning directly or indirectly 10% or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50% of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through a Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

Based on the advice of Carter Ledyard & Milburn, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, assuming that the Trusts are not treated as corporations for federal income tax purposes, the Trusts will not be taxed as corporations for New York State and New York City tax purposes, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

United Kingdom Taxation.

The following summary describes certain important U.K. tax consequences for certain U.S. resident Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary is intended to be a general guide only and is subject to any changes in law interpretation or

Page 81

practice occurring after the date of this prospectus. You should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. A U.K. resident individual who receives a dividend from a U.K. company is generally entitled to a tax credit which is offset against U.K. income tax liabilities.

As a U.S. resident Unit holder, you will not be able to claim any refund of the tax credit for dividends paid by U.K. companies.

Taxation of Capital Gains. U.S. investors who are neither resident nor ordinarily resident for U.K. tax purposes in the United Kingdom will not generally be liable for U.K. tax on gains arising on the disposal of Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio. However, they may be liable if, in the case of corporate holders, such persons carry on a trade in the U.K. through a permanent establishment, or in the case of individual holders, such persons carry on a trade, profession or vocation in the U.K. through a branch or agency and the Units are used, held or acquired for the purposes of such a trade, profession or vocation or such branch or agency or permanent establishment as the case may be. Individual U.S. investors may also be liable if they have previously been resident or ordinarily resident in the United Kingdom and become resident or ordinarily resident in the United Kingdom in the future.

Inheritance Tax. Individual U.S. investors who, for the purposes of the Estate and Gift Tax Convention between the United States and the United Kingdom, are domiciled in the United States and who are not U.K. nationals will generally not be subject to U.K. inheritance tax on death or on gifts of the Units made during their lifetimes, provided any applicable U.S. federal gift or estate tax is paid. They may be subject to U.K. inheritance tax if the Units form part of the business property of a U.K. permanent establishment of an enterprise or pertain to a U.K. fixed base used for the performance of personal services in the United Kingdom.

Where the Units are held on trust, the Units will generally not be subject to U.K. inheritance tax if at the time of settlement, the settlor was domiciled in the United States and was not a national of the United Kingdom.

Where the Units are subject to both U.K. inheritance tax and U.S.
federal gift or estate tax, one of the taxes could generally be credited against the other.

Stamp Tax. A sale of Securities listed in the FT Index will generally result in either U.K. stamp duty or stamp duty reserve tax ("SDRT") being payable by the purchaser. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio each paid this tax when they acquired Securities. When the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio sell Securities, it is anticipated that any U.K. stamp duty or SDRT will be paid by the purchaser.

Hong Kong Taxation.

The following summary describes certain important Hong Kong tax consequences to certain U.S. Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary assumes that you are not carrying on a trade, profession or business in Hong Kong and that you have no profits sourced in Hong Kong arising from the carrying on of such trade, profession or business. This summary is intended to be a general guide only and is subject to any changes in Hong Kong or U.S. law occurring after the date of this prospectus and you should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. Dividends you receive from the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio relating to Hong Kong issuers are not taxable and therefore will not be subject to the deduction of any withholding tax.

Profits Tax. Unless you are carrying on a trade, profession or business in Hong Kong you will not be subject to profits tax imposed by Hong Kong on any gain or profits made on the realization or other disposal of your Units.

Estate Duty. Units of the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio do not give rise to Hong Kong estate duty liability.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in

Page 82

some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For purposes of record-keeping, the Trustee will treat the FTPS Unit Servicing Agent as sole Record Owner of FTPS Units on its books. The FTPS Unit Servicing Agent will keep a record of all individual FTPS Unit holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form. All Fee Accounts Units and FTPS Units, however, will be held in uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will send you:

- A written initial transaction statement containing a description of your Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust. Dividends received on foreign Securities, if any, are converted into U.S. dollars at the applicable exchange rate.

The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such

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month provided the aggregate amount, exclusive of sale proceeds, available for distribution in the Income and Capital Accounts equals at least 0.1% of the net asset value of the Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. See "Summary of Essential Information." No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute sale proceeds in the Capital Account, net of amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee or pay expenses, on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the IRS. You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the deferred sales charge. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, unless you are a Rollover Unit holder, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in their Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of certain Trusts by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of such Trusts. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this prospectus. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN as generally discussed under "Income and Capital Distributions."

If you tender at least 2,500 Units of The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, The Nasdaq (R) Target 15 Portfolio, NYSE(R) International Target 25 Portfolio, The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target Diversified Dividend Portfolio, Target Double Play Portfolio, Target Growth Portfolio, Target Mega-Cap Portfolio, Target Small-Cap Portfolio, Value Line(R) Diversified Target 40 Portfolio or Value Line(R) Target 25 Portfolio; or 5,000 Units of Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Long-Term Growth Portfolio or Target VIP Conservative Equity Portfolio or such other amount as required by your broker/dealer, for redemption, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution option at redemption, Fee Accounts Unit holders must hold their Units through the end of the initial offering period. The In-Kind Distribution option is generally not available to FTPS Unit holders. No In-Kind Distribution requests submitted during the 30 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. This option is generally eligible only for stocks traded and held in the United States, thus excluding most foreign Securities. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the eligible Securities that make up the portfolio, and cash from the Capital Account equal to the non-eligible Securities and fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

Any remaining deferred sales charge on the Units when you redeem them will be deducted from your redemption proceeds. In addition, during the initial offering period, the Redemption Price per Unit will include estimated organization costs as set forth under "Fee Table."

                 Investing in a New Trust

Each Trust's portfolio has been selected on the basis of capital appreciation potential for a limited time period. When each Trust is about to terminate, you may have the option to roll your proceeds into the next series of a Trust (the "New Trusts") if one is available. We intend to create the New Trusts in conjunction with the termination of the Trusts and plan to apply the same strategy we used to select the portfolio for the Trusts to the New Trusts.

If you wish to have the proceeds from your Units rolled into a New Trust you must notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) in writing of your election by the "Rollover Notification Date" stated in the "Summary of Essential Information." If you make this election you will be considered a "Rollover Unit holder," and your Units will be redeemed and the underlying Securities sold by the Trustee, in its capacity as "Distribution Agent," during the

"Special Redemption and Liquidation Period" set forth in the "Summary of Essential Information." The Distribution Agent may engage us or other brokers as its agent to sell the Securities.

Once all of the Securities are sold, your proceeds, less any brokerage fees, governmental charges or other expenses involved in the sales, will be used to buy units of a New Trust or trust with a similar investment strategy that you have selected, provided such trusts are registered and being offered. Accordingly, proceeds may be uninvested for up to several days. Units purchased with rollover proceeds will generally be purchased subject to the maximum remaining deferred sales charge and creation and development fee on such units (currently expected to be $.195 per unit), but not the initial sales charge. Units purchased using proceeds from Fee Accounts Units will generally not be subject to any transactional sales charge.

We intend to create New Trust units as quickly as possible, depending on the availability of the securities contained in a New Trust's portfolio. Rollover Unit holders will be given first priority to purchase New Trust units. We cannot, however, assure the exact timing of the creation of New Trust units or the total number of New Trust units we will create. Any proceeds not invested on behalf of Rollover Unit holders in New Trust units will be distributed within a reasonable time after such occurrence. Although we believe that enough New Trust units can be created, monies in a New Trust may not be fully invested on the next business day.

Please note that there are certain tax consequences associated with becoming a Rollover Unit holder. See "Tax Status." We may modify, amend or terminate this rollover option upon 60 days notice.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust; or

As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The FT Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information." The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. If a Trust is terminated due to this last reason, we will refund your entire sales charge; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result in all remaining unpaid deferred sales charges on your Units being deducted from your termination proceeds. For various reasons, including Unit holders' participation as Rollover Unit holders, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you do not elect to participate in the Rollover Option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. The Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

           Information on the Sponsor, Trustee,
          FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust Product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $105 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2007, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $56,998,038 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts. Linklaters LLP acts as special United Kingdom tax counsel for the Global Target 15 Portfolio.

Experts.

The Trusts' statements of net assets, including the schedules of investments, as of the opening of business on the Initial Date of Deposit included in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

The NASDAQ Stock Market LLC.

Neither The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio is sponsored, endorsed, sold or promoted by The NASDAQ Stock Market LLC

(including its affiliates) (Nasdaq, with its affiliates, is referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of Units of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio or any member of the public regarding the advisability of investing in securities generally or in The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") is in the licensing of the Nasdaq 100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee, The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. Nasdaq has no obligation to take the needs of the Licensee, the owners of Units of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio to be issued or in the determination or calculation of the equation by which The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TARGET VIP AGGRESSIVE EQUITY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI EAFE Index(R).

THE MSCI EAFE TARGET 20 PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY FIRST TRUST PORTFOLIOS L.P. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN TRUSTS GENERALLY OR IN THIS TRUST PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS TRUST OR THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS TRUST TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE UNITS OF THIS TRUST ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF

THIS TRUST OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE
ADMINISTRATION, MARKETING OR OFFERING OF THIS TRUST.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THIS TRUST, OWNERS OF THIS TRUST, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Page 91


                             First Trust(R)

                  Dow(R) Target 5 1Q '09 - Term 3/31/10
                Dow(R) Target Dvd. 1Q '09 - Term 3/31/10
                 Global Target 15 1Q '09 - Term 3/31/10
                MSCI EAFE Target 20 1Q '09 - Term 3/31/10
               Nasdaq(R)  Target 15 1Q '09 - Term 3/31/10
              NYSE(R) Intl. Target 25 1Q '09 - Term 3/31/10
                  S&P Target 24 1Q '09 - Term 3/31/109
                S&P Target SMid 60 1Q '09 - Term 3/31/10
                   Target 50/50 1Q '09 - Term 3/31/10
                Target Divsd. Dvd. 1Q '09 - Term 3/31/10
             Target Dvd. Multi-Strat. 1Q '09 - Term 3/31/10
                 Target Dbl. Play 1Q '09 - Term 3/31/10
                   Target Growth 1Q '09 - Term 3/31/10
              Target Long-Term Growth 1Q '09 - Term 3/31/10
                  Target Mega-Cap 1Q '09 - Term 3/31/10
                 Target Small-Cap 1Q '09 - Term 3/31/10
              Target VIP Cons. Eqty. 1Q '09 - Term 3/31/109
          Value Line(R) Divsd. Target 40 1Q '09 - Term 3/31/10
              Value Line(R) Target 25 1Q '09 - Term 3/31/10
                                 FT 1900

                                Sponsor:

                       First Trust Portfolios L.P.
                       Member SIPC o Member FINRA
                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                             1-800-621-1675

   FTPS Unit Servicing Agent:                     Trustee:

        FTP Services LLC                 The Bank of New York Mellon

     120 East Liberty Drive                  101 Barclay Street
     Wheaton, Illinois 60187              New York, New York 10286
         1-866-514-7768                        1-800-813-3074
                                      24-Hour Pricing Line:1-800-446-0132

                        ________________________

When Units of the Trusts are no longer available, this prospectus may be used as a preliminary prospectus for a future series, in which case you should note the following:

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE
  MAY NOT SELL, OR ACCEPT OFFERS TO BUY, SECURITIES OF A FUTURE SERIES UNTIL THAT SERIES HAS BECOME EFFECTIVE WITH THE SECURITIES AND EXCHANGE
COMMISSION. NO SECURITIES CAN BE SOLD IN ANY STATE WHERE A SALE WOULD BE
                                ILLEGAL.

                        ________________________

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C.
                               under the:

-  Securities Act of 1933 (file no. 333-153812) and

-  Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington
 D.C. Information regarding the operation of the SEC's Public Reference
               Room may be obtained by calling the SEC at
                             1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                         SEC's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the SEC
                     100 F Street, N.E.; Washington, D.C. 20549 e-mail address: publicinfo@sec.gov

                            December 31, 2008
                       As amended January 5, 2009

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 92


                              First Trust(R)

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trust contained in FT 1900 not found in the prospectus for the Trusts. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in the Trusts. This Information Supplement should be read in conjunction with the prospectus for the Trust in which you are considering investing.


This Information Supplement is dated December 31, 2008, as amended January 5, 2009. Capitalized terms have been defined in the prospectus.


                            Table of Contents

Dow Jones & Company, Inc.                                       2
Standard & Poor's                                               2
The NASDAQ Stock Market LLC                                     3
Value Line Publishing, Inc.                                     3
New York Stock Exchange                                         3
Risk Factors
   Securities                                                   4
   Dividends                                                    4
   Hong Kong                                                    4
   United Kingdom                                               5
   Foreign Issuers                                              6
   Emerging Markets                                             6
   Exchange Rates                                               7
   REITs                                                       11
   Small-Cap Companies                                         12
Litigation
   Microsoft Corporation                                       12
   Tobacco Industry                                            13
Concentrations
   Consumer Products                                           14
   Energy                                                      14
   Financials                                                  15
   Health Care                                                 18
   Industrials                                                 19
   Information Technology                                      19
   Materials                                                   20
Securities
   The Dow(R) DART 5 Strategy Stocks                           20
   The Dow(R) DART 10 Strategy Stocks                          20
   The Dow(R) Target 5 Strategy Stocks                         21
   The Dow(R) Target Dividend Strategy Stocks                  21
   European Target 20 Strategy Stocks                          23
   Global Target 15 Strategy Stocks                            24
   MSCI EAFE Target 20 Strategy Stocks                         25
   The Nasdaq(R) Target 15 Strategy Stocks                     26
   NYSE(R) International Target 25 Strategy Stocks             27
   The S&P Target 24 Strategy Stocks                           29
   S&P Target SMid 60 Strategy Stocks                          30
   Target Diversified Dividend Strategy Stocks                 33
   Target Growth Strategy Stocks                               36
   Target Mega-Cap Strategy Stocks                             37
   Target Small-Cap Strategy Stocks                            39
   Value Line(R) Diversified Target 40 Strategy Stocks         41
   Value Line(R) Target 25 Strategy Stocks                     43

Dow Jones & Company, Inc.

The Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones, the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm), which are determined, composed and calculated by Dow Jones without regard to the Sponsor or the Trusts. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Standard & Poor's

The Trusts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly or the ability of either the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the licensee or the Trusts. S&P has no obligation to take the needs of the licensee or the owners of the Trusts into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trusts or the timing of the issuance or sale of the Trusts or in the determination or calculation of the equation by which the Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The NASDAQ Stock Market LLC.

The "Nasdaq 100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trade or service marks of The NASDAQ Stock Market LLC (which with its affiliates is the "Corporations") and are licensed for use by us. Neither The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio have been passed on by the Corporations as to its legality or suitability. Neither The Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio are issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to The Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

Value Line Publishing, Inc.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Portfolios L.P. and/or First Trust Advisors L.P. is VLPI's licensing to First Trust Portfolios L.P. and/or First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Portfolios L.P. or First Trust Advisors L.P., this Product or any investor. VLPI has no obligation to take the needs of First Trust Portfolios L.P. and/or First Trust Advisors L.P. or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

New York Stock Exchange

"NYSE(R)" is a registered trademark of, and "NYSE International 100 Index(SM)" is a service mark of, New York Stock Exchange, Inc. ("NYSE"). NYSE has no relationship to First Trust Portfolios L.P. other than the licensing of the "NYSE International 100 Index(SM)" and the trademark and service mark referenced above for use in connection with the NYSE (R) International Target 25 Portfolio and the Target Long-Term Growth Portfolio.

NYSE does not: sponsor, endorse, sell or promote the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio; recommend that any person invest in the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio or any other securities; have any responsibility or liability for or make any decision about the timing, amount or pricing of the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio; have any responsibility or liability for the administration, management or marketing of the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio; consider the needs of the NYSE (R) International Target 25 Portfolio or the Target Long- Term Growth Portfolio or the owners of the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE will not have any liability in connection with the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio. Specifically, NYSE does not make any warranty, express or implied, and NYSE disclaims any warranty about: the results to be obtained by the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio, the owners of the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio, or any other relevant person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; the merchantability or fitness for a particular purpose or use of the Index and its data. NYSE will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will NYSE be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE knows that they might occur. The licensing agreement between First Trust Portfolios L.P. and NYSE is solely for their benefit and not for the benefit of the owners of the NYSE (R) International Target 25 Portfolio or the Target Long-Term Growth Portfolio or any other third parties.

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Hong Kong. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China under the "one country, two systems" principle. Hong Kong's new constitution became the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. There were no major import, export or foreign exchange restrictions. Regulation of business was generally minimal with certain exceptions, including regulated entry into certain sectors of the economy and a fixed exchange rate regime by which the Hong Kong dollar has been pegged to the U.S. dollar. Over the two decades leading up to and through 1996, the gross domestic product (GDP) tripled in real terms, equivalent to an average annual growth rate of 6%. However, Hong Kong's recent economic data has not been as encouraging. The economy grew only 0.6% in 2001 because of the world economic downturn, the September 11 events, and sluggish domestic demand. Economic performance improved only gradually in 2002, with real GDP expanding by a mere 2.3%. Hong Kong has been undergoing a painful economic adjustment process in the years following the Asian financial crisis. The economy suffered seriously along with the collapse of an overheated property market in the years following 1997, which resulted in the deflation that has persisted for several years since November 1998, dampening investment and consumption. However, in the years following 2002, Hong Kong has enjoyed strong economic growth. Real GDP expanded by 8.6% in 2004, 7.5% in 2005 and 6.8% in 2006. Additionally, the unemployment rate fell in 2006 to 5.6%. This economic growth is the result of an increase in private domestic consumption, an increase in fixed asset and infrastructure spending and continued strong exports of goods and services. Despite this recent positive performance, the lasting impact of the Asian financial crisis, as well as current international economic instability, remains unknown.

Although China committed by treaty to preserve for 50 years the economic and social freedoms enjoyed in Hong Kong prior to the reversion, the continuation of the economic system in Hong Kong going forward will be dependent on the Chinese government, and there can be no assurances that the commitment made by China regarding Hong Kong will be maintained. Prior to the reversion, legislation was enacted in Hong Kong designed to extend democratic voting procedures for Hong Kong's legislature. The Basic Law stipulates that, after a review in 2007, elections for Chief Executive and all members of the Legislative Council may be held by universal suffrage, which is the "ultimate aim" set by the Basic Law.

However, China's current administration has taken a hard line on such steps that it thinks may lead to the democratization of Hong Kong, calling into question China's commitment to the "one country, two systems" model and to reform in general. Additionally, Hong Kong recently proposed legislation to implement Article 23 of the Basic Law, which stipulates that Hong Kong should enact laws on its own to prohibit any act of treason, secession, sedition or subversion against the central government of China. The draft legislation has since been withdrawn due to local and international concerns, most notably a mass protest rally on July 1st, 2003, organized in an effort to protect Hong Kong's rights and freedoms as guaranteed in the Basic Law and to uphold the "one country, two systems" principle. Any increase in uncertainty as to the future economic and political status of Hong Kong could have a materially adverse effect on the value of the Trust. The Sponsor is unable to predict the level of market liquidity or volatility which may occur as a result of a change in Hong Kong's economic or political status, both of which may negatively impact such Trust and the value of the Units.

The currency crisis which affected a majority of Asian markets in mid-1997 and beyond has forced Hong Kong leaders to address whether to devalue the Hong Kong dollar or maintain its peg to the U.S. dollar. During the volatile markets of 1998, the Hong Kong Monetary Authority (the "HKMA") acquired the common stock of certain Hong Kong issuers listed on the Hong Kong Stock Exchange in an effort to stabilize the Hong Kong dollar and thwart currency speculators. Government intervention may hurt Hong Kong's reputation as a free market and increases concerns that authorities are not willing to let Hong Kong's currency system function autonomously. This may undermine confidence in the Hong Kong dollar's peg to the U.S. dollar. Any downturn in economic growth or increase in the rate of inflation in China or Hong Kong could have a materially adverse effect on the value of the Trust.

Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets. For example, the Hang Seng Index declined by approximately 31% in October, 1997 as a result of speculation that the Hong Kong dollar would become the next victim of the Asian currency crisis, and in 1989, the Hang Seng Index dropped 1,216 points (approximately 58%) in early June following the events at Tiananmen Square. During 1994, the Hang Seng Index lost approximately 31% of its value. From January through August of 1998, during a period marked by international economic instability and a global currency crisis, the Hang Seng Index declined by nearly 27%. Due to the outbreak of the Severe Acute Respiratory Syndrome (SARS) during March to May of 2003, the Hang Seng Index suffered a significant decrease. Also, the Hang Seng Index rose approximately 27% from June 2006 until the end of November 2006, at which time it suffered its largest one-day loss in five years. The Hang Seng Index is subject to change, and de-listing of any issues may have an adverse impact on the performance of the Trust, although de-listing would not necessarily result in the disposal of the stock of these companies, nor would it prevent the Trust from purchasing additional de-listed Securities. In recent years, a number of companies have de-listed from the Hang Seng Index. In addition, as a result of Hong Kong's reversion to Chinese sovereignty, an increased number of Chinese companies could become listed on the Hong Kong Stock Exchange, thereby changing the composition of the stock market and, potentially, the composition of the Hang Seng Index.

United Kingdom. The emphasis of the United Kingdom's economy is in the private services sector, which includes the wholesale and retail sector, banking, finance, insurance and tourism. Services as a whole account for a majority of the United Kingdom's gross national product and makes a significant contribution to the country's balance of payments. The portfolios of the Trusts may contain common stocks of British companies engaged in such industries as banking, chemicals, building and construction, transportation, telecommunications and insurance. Many of these industries may be subject to government regulation, which may have a materially adverse effect on the performance of their stock. Gross domestic product (GDP) growth slipped in 2001-03 as the global downturn, the high value of the pound, and the bursting of the "new economy" bubble hurt manufacturing and exports. Still, the economy is one of the strongest in Europe with low inflation, interest rates and unemployment. The United Kingdom is a member of the European Union (the "EU") which was created through the formation of the Maastricht Treaty on European Union in late 1993. The Treaty has had the effect of eliminating most remaining trade barriers between the 15 member nations and has made Europe one of the largest common markets in the world. However, the effective implementation of the Treaty provisions is an ongoing process, and the rate at which trade barriers continue to be eliminated is uncertain at this time. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and the impact of such development upon the value of Securities issued by United Kingdom companies impossible to predict.

A majority of the EU members converted their existing sovereign currencies to a common currency (the "euro") on January 1, 1999. The United Kingdom did not participate in this conversion on January 1, 1999 and the Sponsor is unable to predict if or when the United Kingdom will convert to the euro. The relatively good economic performance as of late has complicated the current regime's efforts to make a case for the United Kingdom to join the European Economic and Monetary Union (EMU), although the government has stipulated that a public referendum on adopting the euro will occur only after five economic tests are met. The five tests are concerned with the compatibility of the United Kingdom's business cycles and economic structures with EMU membership, the sufficiency of flexibility to react to potential shocks after accession, the creation of better conditions for firms looking to make long-term investments in the United Kingdom, the maintenance of the United Kingdom's competitive position and, finally, the promotion of higher growth, stability and lasting job creation. Most expect that a referendum will not take place until after the next general election. The Sponsor is unable to predict what impact, if any, adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Issuers. Since all of the Securities in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio and the NYSE (R) International Target 25 Portfolio and certain of the Securities in certain other Trusts consist of securities of foreign issuers, an investment in these Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for such Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rates" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to such Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to such Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of such Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to a Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Emerging Markets. An investment in Units of certain of the Trusts should be made with an understanding of the risks inherent with investing in certain smaller and emerging markets. Compared to more mature markets, some emerging markets may have a low level of regulation, enforcement of regulations and monitoring of investors' activities. Those activities may include practices such as trading on material non-public information. The securities markets of developing countries are not as large as the more established securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. These factors may adversely affect the timing and pricing of the acquisition or disposal of securities.

In certain emerging markets, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which, along with other factors, could result in the registration of a shareholding being completely lost. Investors should therefore be aware that the Trust could suffer loss arising from these registration problems. In addition, the legal remedies in emerging markets are often more limited than the remedies available in the United States.

Practices pertaining to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in large part because of the need to use brokers and counterparties who are less well capitalized, and custody and registration of assets in some countries may be unreliable. As a result, brokerage commissions and other fees are generally higher in emerging markets and the procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. Delays in settlement could result in investment opportunities being missed if the Trust is unable to acquire or dispose of a security. Certain foreign investments may also be less liquid and more volatile than U.S. investments, which may mean at times that such investments are unable to be sold at desirable prices.

Political and economic structures in emerging markets often change rapidly, which may cause instability. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities market and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In addition to withholding taxes on investment income, some governments in emerging markets may impose different capital gains taxes on foreign investors. Foreign investments may also be subject to the risks of seizure by a foreign government and the imposition of restrictions on the exchange or export of foreign currency. Additionally, some governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are considerable.

Another risk common to most developing countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Exchange Rates. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target 50/50 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio contain Securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most Western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. In Europe, the euro has been developed. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well-particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end-of-month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling, the Hong Kong dollar, the euro, the Japanese Yen, the Singapore dollar and the Australian dollar:

                          Foreign Exchange Rates

               Range of Fluctuations in Foreign Currencies

           United Kingdom
Annual     Pound Sterling/       Hong Kong/       Euro/            Japanese Yen/          Singapore/        Australia/
Period     U.S. Dollar           U.S. Dollar      U.S. Dollar      U.S. Dollar            U.S. Dollar       U.S. Dollar
______     ______________        ___________      ___________      _____________          ___________       ___________
1983       0.616-0.707           6.480-8.700
1984       0.670-0.864           7.774-8.050
1985       0.672-0.951           7.729-7.990
1986       0.643-0.726           7.768-7.819
1987       0.530-0.680           7.751-7.822
1988       0.525-0.601           7.764-7.912
1989       0.548-0.661           7.775-7.817
1990       0.504-0.627           7.740-7.817
1991       0.499-0.624           7.716-7.803
1992       0.499-0.667           7.697-7.781
1993       0.630-0.705           7.722-7.766
1994       0.610-0.684           7.723-7.750
1995       0.610-0.653           7.726-7.763                        80.630-104.550        1.389-1.466       1.289-1.411
1996       0.583-0.670           7.732-7.742                       103.450-116.210        1.394-1.426       1.225-1.363
1997       0.584-0.633           7.708-7.751                       111.260-130.880        1.399-1.699       1.253-1.538
1998       0.584-0.620           7.735-7.749                       113.600-147.260        1.584-1.792       1.456-1.797
1999       0.597-0.646           7.746-7.775      0.845-0.999      101.640-124.320        1.654-1.736       1.488-1.639
2000       0.605-0.715           7.774-7.800      0.968-1.209      101.450-114.410        1.656-1.759       1.499-1.961
2001       0.678-0.707           7.798-7.800      1.045-1.194      113.570-131.790        1.727-1.856       1.749-2.087
2002       0.621-0.709           7.799-7.800      0.953-1.164      115.810-134.710        1.733-1.852       1.737-1.974
2003       0.560-0.636           7.742-7.800      0.794-0.929      106.970-121.690        1.700-1.784       1.330-1.779
2004       0.514-0.568           7.763-7.800      0.738-0.844      102.080-114.510        1.631-1.728       1.253-1.465
2005       0.518-0.583           7.752-7.800      0.743-0.857      102.050-121.040        1.619-1.706       1.252-1.381
2006       0.509-0.576           7.753-7.792      0.755-0.839      109.760-119.780        1.534-1.661       1.264-1.419
2007       0.481-0.509           7.750-7.826      0.683-0.767      107.410-123.900        1.440-1.545       1.071-1.298
2008       0.502-0.685           7.750-7.804      0.633-0.788       90.640-108.800        1.356-1.513       1.043-1.526

Source: Bloomberg L.P.

                       End of Month Exchange Rates
                          for Foreign Currencies

                  United Kingdom                                     Japanese
                  Pound Sterling/   Hong Kong/        Euro/          Yen/              Singapore/        Australia/
Monthly Period    U.S. Dollar       U.S.Dollar        U.S. Dollar    U.S. Dollar       U.S. Dollar       U.S. Dollar
______________    ______________    __________        ___________    ___________       ___________       ___________
2005:
 January          .531              7.800             .767           103.700           1.638             1.289
 February         .521              7.799             .756           104.630           1.622             1.263
 March            .529              7.799             .771           107.150           1.651             1.294
 April            .524              7.794             .777           104.750           1.638             1.280
 May              .550              7.780             .813           108.570           1.667             1.323
 June             .558              7.771             .827           110.920           1.686             1.312
 July             .569              7.774             .825           112.500           1.663             1.322
 August           .555              7.772             .811           110.600           1.681             1.324
 September        .567              7.758             .832           113.510           1.692             1.312
 October          .565              7.752             .834           116.400           1.693             1.337
 November         .578              7.755             .848           119.810           1.692             1.356
 December         .580              7.755             .844           117.750           1.663             1.362
2006:
 January          .562              7.757             .823           117.200           1.622             1.319
 February         .570              7.758             .839           115.770           1.622             1.347
 March            .576              7.760             .825           117.780           1.616             1.396
 April            .548              7.753             .792           113.830           1.581             1.317
 May              .535              7.758             .781           112.650           1.580             1.329
 June             .541              7.766             .782           114.420           1.583             1.345
 July             .535              7.771             .783           114.670           1.579             1.305
 August           .525              7.777             .780           117.400           1.573             1.309
 September        .534              7.792             .789           118.180           1.588             1.340
 October          .524              7.778             .784           116.980           1.556             1.292
 November         .509              7.778             .755           115.800           1.541             1.267
 December         .510              7.778             .758           119.070           1.534             1.268
2007:
 January          .509              7.808             .767           120.690           1.536             1.287
 February         .509              7.813             .756           118.560           1.529             1.269
 March            .508              7.814             .749           117.830           1.517             1.237
 April            .500              7.823             .733           119.520           1.520             1.205
 May              .505              7.808             .743           121.730           1.529             1.208
 June             .498              7.818             .738           123.180           1.530             1.177
 July             .492              7.826             .731           118.600           1.517             1.174
 August           .496              7.796             .734           115.780           1.526             1.223
 September        .488              7.775             .701           114.800           1.485             1.126
 October          .481              7.750             .690           115.430           1.447             1.071
 November         .486              7.787             .683           111.230           1.449             1.131
 December         .504              7.799             .685           111.710           1.440             1.143
2008:
 January          .503              7.797             .673           106.450           1.417             1.116
 February         .505              7.782             .659           103.740           1.395             1.074
 March            .504              7.783             .633            99.690           1.376             1.095
 April            .503              7.794             .640           103.910           1.356             1.060
 May              .505              7.804             .643           105.510           1.362             1.046
 June             .502              7.797             .635           106.210           1.360             1.043
 July             .504              7.802             .641           107.910           1.367             1.061
 August           .549              7.804             .682           108.800           1.416             1.166
 September        .562              7.765             .710           106.110           1.435             1.262
 October          .622              7.750             .786            98.460           1.484             1.497
 November         .650              7.750             .788            95.520           1.513             1.526
 December         .685              7.750             .716            90.640           1.430             1.423

Source: Bloomberg L.P.

The Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trusts would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trusts will be conducted by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).


REITs. An investment in Units of certain of the Trusts should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income- producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.


Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in antitrust and unfair competition litigation with the U.S. Department of Justice, the District of Columbia, and several states. Microsoft reached a settlement in 2001 with the U.S. Department of Justice which was joined by nineteen states, while three other states reached separate settlements.

Microsoft is also involved in class action lawsuits alleging unfair competition and monopolization of markets for operating systems and certain software. The classes have consisted of both direct and indirect purchasers of Microsoft products. As of February 14, 2007, damages claims brought in class action cases by indirect purchasers have been dismissed under federal law and in 16 states. Additionally, two states have refused to certify these classes. However, classes have been certified in several states, and Microsoft has reached settlement agreements with many of these classes. The settlement agreements have received final approval in 17 states and the District of Columbia. Two other states have granted preliminary approval of settlements. The settlement agreements generally grant the class members vouchers entitling the holder to reimbursement.

Microsoft also faces antitrust and unfair competition litigation in Europe and Asia. On March 24, 2004, the European Commission (the "Commission") found that Microsoft violated the European Union Treaty's competition rules by abusing its market power. The Commission found that Microsoft abused its power by deliberately limiting the interoperability between PCs and non-Microsoft servers and bundling Windows Media Player with its Windows operating system. As remedial measures, Microsoft was ordered to disclose certain interface documentation to allow non-Microsoft servers to interact with Windows PCs and servers, and it was ordered to develop a new version of its Windows operating system without Windows Media Player. Microsoft was also fined $605 million by the Commission, and it was fined $351 million in 2006 for failure to comply with the Commission's disclosure order of 2004. Microsoft was fined again in February 2008, in the amount of $1.35 billion, for failure to comply with the 2004 order. Additionally, the Commission initiated two other formal investigations regarding Microsoft's alleged abuse of a dominant market position in January 2008. These investigations again involve the interoperability and the bundling of Microsoft products.

The Korean Fair Trade Commission ("KFTC") made similar anti-competitive findings regarding the bundling of instant messaging software and Windows Media Player with Microsoft's Windows operating systems. The KFTC issued an order in December 2005 which imposed a fine of $35 million and required a modified version of Windows be made available. On August 23, 2006, versions of Microsoft Windows mandated by the KFTC were released.

Microsoft is involved in several other lawsuits arising from both intellectual property issues and the normal operations of business. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, five of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over the next 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc.

On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion verdict against Altria Group's Philip Morris USA division ("Philip Morris") in what is known as the Price case, ordering a lower court to dismiss the case in which the company was accused of defrauding customers into thinking "light" cigarettes were safer than regular ones. The Court held that the Federal Trade Commission specifically authorized the use of "light" and "low tar" to describe the cigarettes, and, therefore, Philip Morris is not liable under the Illinois Consumer Fraud Act, even if the terms may be deemed false, deceptive or misleading. The case was decided on the basis of a state statute and not federal preemption. The initial $10.1 billion judgment in the Price case was handed down against Philip Morris by a trial court judge in March 2003. The Illinois Supreme Court took the unusual step of bypassing the appellate court in hearing the case on appeal directly from the trial court. The size of the original award put the company at risk for filing bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could have been in jeopardy. On May 5, 2006 the Illinois Supreme Court denied the plaintiff's motion for a rehearing, and on November 27, 2006 the Supreme Court of the United States denied certiorari.

In a suit brought by the Department of Justice against Altria and other cigarette companies, a U.S. District Court ruled on August 17, 2006, that the defendants violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"). However, the court refused to grant the $10 billion smoking cessation campaign and $4 billion youth counter-marketing campaign remedies requested by the government. The court did rule that Philip Morris must remove "light" and "ultra light" from its packaging. Altria is appealing this verdict.

On July 6, 2006, the Florida Supreme Court decertified a class and overturned a trial court's $145 billion punitive damages award against Philip Morris as excessive and improper as a matter of law.

On December 15, 2008 the Supreme Court of the United States ruled that consumers may sue Philip Morris under state unfair trade laws. The Court held that neither the Federal Trade Commission's actions nor the Labeling Act, which sets forth the required cigarette warning labels, preempted a lawsuit based on state law. The Court noted that the Labeling Act mandates labels aimed at providing adequate health warnings, and it bars states from requiring additional health warnings. But the Labeling Act does not prevent claims that cigarettes labeled as "light" or "low tar" are fraudulent, deceptive or misleading.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentrations

When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.


The Dow (R) Target 5 Portfolio is concentrated in stocks of material companies. The Dow (R) Target Dividend Portfolio is concentrated in stocks of financial companies. The Global Target 15 Portfolio is concentrated in stocks of industrial companies. The MSCI EAFE Target 20 Portfolio is concentrated in stocks of consumer product companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of health care and information technology companies. The NYSE (R) International Target 25 Portfolio is concentrated in stocks of financial companies. The S&P Target SMid 60 Portfolio is concentrated in stocks of energy companies. The Target 50/50 Portfolio is concentrated in stocks of financial companies. The Target Dividend Multi-Strategy Portfolio is concentrated in stocks of financial companies. The Target Growth Portfolio is concentrated in stocks of consumer products companies. The Target Mega-Cap Portfolio is concentrated in stocks of consumer products companies. The Target Small-Cap Portfolio is concentrated in stocks of financial companies. The Target VIP Conservative Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Diversified Target 40 Portfolio is concentrated in stocks of consumer products companies. The Value Line (R) Target 25 Portfolio is concentrated in stocks of consumer products and health care companies.


Consumer Products. The general problems and risks inherent in an investment in the consumer products sector include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low- cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the sector are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.


Energy. The business activities of companies in the energy sector may include: production, generation, transmission, marketing, control, or measurement of coal, gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in a Trust may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of a Trust.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy sector include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the sector over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the sector entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products sector include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy sector or the environment could have a negative impact on the energy products sector. While legislation has been enacted to deregulate certain aspects of the energy sector, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any energy sector stocks in a Trust.


Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in a Trust's portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities sectors. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the sector, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance sector are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance sector include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance sector are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance sector in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance sector, or what effect, if any, such legislation would have on the sector.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance sector is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance sector is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this sector are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the sector and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Health Care. Health care companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, health care facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the health care field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the health care and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objective will be met.

Legislative proposals concerning health care are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of pre-paid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

Industrials. The profitability of industrial companies will be affected by various factors including the general state of the economy, intense competition, domestic and international politics, excess capacity and spending trends.

The Internet may also influence the industrial market. Customers' desire for better pricing and convenience, as well as manufacturers' desire to boost profitability by finding new avenues of sales growth and productivity gains, may drive many industrial manufacturers to invest heavily in Internet hardware and software. Because the Internet allows manufacturers to take orders directly from customers, thus eliminating the middlemen from both supply chains and distributors, industrial makers may no longer need traditional third-party outfits to distribute their products. In addition, the Internet may also allow industrial manufacturers to cut inventory levels, by enabling customers to tailor their orders to their specific needs.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for truck makers.

Information Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.


Materials. Companies in the materials sector are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. Basic materials companies may be affected by the volatility of commodity prices, exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. In addition, they may be adversely affected by technical progress, labor relations, and governmental regulation. These companies are also at risk for environmental damage and product liability claims. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, which may lead to poor investment returns.


Securities

The following information describes the common stocks selected through the application of each of the Strategies which comprise the various Trusts described in the prospectus.

                    The Dow (R) DART 5 Strategy Stocks


AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Caterpillar Inc., headquartered in Peoria, Illinois, makes earthmoving, construction and materials handling machinery and equipment and diesel engines. The company also provides various financial products and services.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

General Electric Company, headquartered in Fairfield, Connecticut, manufactures major appliances, industrial and power systems, aircraft engines, turbines and generators, and equipment used in medical imaging. The company owns NBC Universal, which develops, produces and markets films, television, news, sports and special events programming to a global audience. In addition, a variety of financial services are offered through GE Commercial Finance.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.


                   The Dow (R) DART 10 Strategy Stocks


Alcoa Inc., headquartered in Pittsburgh, Pennsylvania, makes primary aluminum and fabricated products for the transportation, construction, packaging and other markets.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Bank of America Corporation, headquartered in Charlotte, North Carolina, is the holding company for Bank of America and NationsBank and conducts a general banking business in the United States and internationally.

The Boeing Company, headquartered in Chicago, Illinois, produces and markets commercial jet transports and provides related support services, principally to commercial customers. The company also develops, produces, modifies and supports military aircraft and helicopters and related systems, and electronic, space and missile systems.

Caterpillar Inc., headquartered in Peoria, Illinois, makes earthmoving, construction and materials handling machinery and equipment and diesel engines. The company also provides various financial products and services.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

General Electric Company, headquartered in Fairfield, Connecticut, manufactures major appliances, industrial and power systems, aircraft engines, turbines and generators, and equipment used in medical imaging. The company owns NBC Universal, which develops, produces and markets films, television, news, sports and special events programming to a global audience. In addition, a variety of financial services are offered through GE Commercial Finance.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

The Walt Disney Company, headquartered in Burbank, California, operates as a diversified international entertainment company with operations consisting of filmed entertainment, theme parks and resorts and consumer products. The company also has broadcasting (including Capital
Cities/ABC, Inc.) and publishing operations.


                   The Dow (R) Target 5 Strategy Stocks


Alcoa Inc., headquartered in Pittsburgh, Pennsylvania, makes primary aluminum and fabricated products for the transportation, construction, packaging and other markets.

Bank of America Corporation, headquartered in Charlotte, North Carolina, is the holding company for Bank of America and NationsBank and conducts a general banking business in the United States and internationally.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

General Electric Company, headquartered in Fairfield, Connecticut, manufactures major appliances, industrial and power systems, aircraft engines, turbines and generators, and equipment used in medical imaging. The company owns NBC Universal, which develops, produces and markets films, television, news, sports and special events programming to a global audience. In addition, a variety of financial services are offered through GE Commercial Finance.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.


               The Dow (R) Target Dividend Strategy Stocks


American Electric Power Company, Inc., headquartered in Columbus, Ohio, is a public utility holding company engaged in the generation, purchase, transmission and distribution of electric power.

BB&T Corporation, headquartered in Winston-Salem, North Carolina, through subsidiaries, conducts a general banking business in four states and Washington, D.C.; offers lease financing to commercial businesses and municipal governments; and reinsures and underwrites certain credit life and credit accident and health insurance policies.

Briggs & Stratton Corporation, headquartered in Wauwatosa, Wisconsin, is a producer of air-cooled gasoline engines and other gasoline engine powered equipment which are sold to manufacturers of lawn and garden equipment worldwide.

Eastman Chemical Company, headquartered in Kingsport, Tennessee, is a global chemical company engaged in the manufacture and sale of a broad portfolio of chemicals, plastics, and fibers.

F.N.B. Corporation, headquartered in Hermitage, Pennsylvania, is a financial services holding company. The company, through its subsidiaries in Pennsylvania, northern and central Tennessee, and eastern Ohio, provides a variety of financial services, primarily to consumers and small to medium-sized businesses.

First BanCorp., headquartered in Santurce, Puerto Rico, is the holding company for FirstBank Puerto Rico, the second largest locally owned commercial bank in Puerto Rico. The bank specializes in consumer lending in the Puerto Rican market, offering an array of financial services to a growing number of consumer and commercial customers.

First Niagara Financial Group, Inc., headquartered in Lockport, New York, is a bank holding company. The banks provide an array of deposit products and loans, as well as insurance, leasing, investment advisory services, insurance agency services and trust services.

Fulton Financial Corporation, headquartered in Lancaster, Pennsylvania, is a multi-bank financial holding company that provides a full range of banking and financial services to businesses and consumers through its wholly-owned banking subsidiaries.

MeadWestvaco Corporation, headquartered in Stamford, Connecticut, is a global company engaged in packaging, coated and specialty papers, consumer and office products, and specialty chemicals businesses.

NiSource Inc., headquartered in Merrillville, Indiana, is an energy and utility-based holding company that provides natural gas, electricity and water to the public for residential, commercial and industrial uses. The company's business is comprised primarily of regulated gas utilities that operate throughout northern Indiana and New England.

Pinnacle West Capital Corporation, headquartered in Phoenix, Arizona, owns Arizona Public Service Company, an electric utility that provides retail and wholesale electric service to substantially all of Arizona, with the major exceptions of the Tucson metropolitan area and approximately one-half of the Phoenix metropolitan area.

R. R. Donnelley & Sons Company, headquartered in Chicago, Illinois, prepares, produces and delivers integrated communications services that produce, manage and deliver its customers' content, regardless of the communications medium.

Regions Financial Corporation, headquartered in Birmingham, Alabama, is a regional bank holding company operating full-service banking offices in Alabama, Arkansas, Florida, Georgia, Louisiana, South Carolina, Tennessee and Texas.

Sensient Technologies Corporation, headquartered in Milwaukee, Wisconsin, supplies colors, flavors, and fragrances. The company manufactures a variety of cosmetic and pharmaceutical additives, ink-jet inks, and food and beverage flavors.

SunTrust Banks, Inc., headquartered in Atlanta, Georgia, through subsidiaries, operates a banking business based in the southeastern United States. The company's primary businesses include traditional deposit and credit services as well as trust and investment services.

TECO Energy, Inc., headquartered in Tampa, Florida, is a utility holding company whose subsidiaries provide retail electric and gas service to customers in central Florida and operate independent power projects in the United States and Latin America.

Textron, Inc., headquartered in Providence, Rhode Island, is engaged in the manufacture of helicopters and spare parts, light and mid-size business jets, turboprop and piston aircraft, automotive interior engine components and industrial tools.

The Timken Company, headquartered in Canton, Ohio, is a global manufacturer of highly engineered bearings, alloy and specialty steel and related components.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Zions Bancorporation, headquartered in Salt Lake City, Utah, conducts a banking business through offices in seven states. The company also underwrites insurance; operates an insurance brokerage business; and provides innovative financing solutions for small businesses nationwide.

                    European Target 20 Strategy Stocks


Allianz AG, headquartered in Munich, Germany, is a global insurance company engaging in property and casualty protection, life and health insurance, and asset management.

Anheuser-Busch InBev NV, headquartered in Leuven, Belgium, is a beer brewing company with production plants in Europe, Asia and North America. The company buys and/or develops brands and distribution networks offering premium and specialty brands.

Aviva Plc, headquartered in London, England, is a leading insurance firm throughout Europe, offering both life and general insurance. The company's life and savings segments focus on life insurance, pensions, unit trusts and other investment products while its general insurance segment includes home, auto and fire coverage. Financial services include investment management, stock brokerage and trustee services. The company operates in more than 50 countries worldwide.

AXA S.A., headquartered in Paris, France, is an insurance company which also provides related financial services. The company offers life and non-life insurance, reinsurance, savings and pension products, and asset management services.

Banco Bilbao Vizcaya Argentaria, S.A., headquartered in Bilbao, Spain, engages in the retail banking, asset management, private banking, and wholesale banking businesses worldwide.

BNP Paribas S.A., headquartered in Paris, France, attracts deposits and offers banking services. The company offers consumer, mortgage, commercial and industrial loans; foreign exchange services; discount securities brokerage services; lease financing; factoring; international trade financing; private banking services; and life insurance. The company also advises on mergers and acquisitions, capital restructuring and privatizations.

BP Plc, headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

BT Group Plc, headquartered in London, England, provides telecommunication services, principally in the United Kingdom. The company's main services and products are fixed voice and data calls, the provision of fixed exchange lines to homes and businesses, the provision of communication services to other operators, the provision of private services to businesses, and the supply of telecommunication equipment for customers' premises.

Credit Agricole S.A., headquartered in Paris, France, is the lead bank of the Credit Agricole Group. The company acts as the central bank of the Credit Agricole Group, coordinates its sales and marketing strategy and ensures the liquidity and solvency of each of the Caisses Regionales. The company, through its subsidiaries, designs and manages specialized financial products that are distributed primarily by the Caisses Regionales.

Credit Suisse Group, headquartered in Zurich, Switzerland, provides conventional consumer and business banking services within its home market, but most of its business is done outside Switzerland. The company offers private banking services to a global clientele, and its Credit Suisse First Boston unit provides corporate and investment banking services and institutional asset management throughout the world.

Daimler AG, headquartered in Stuttgart, Germany, designs, manufactures, assembles and sells passenger cars and commercial trucks under the brand names "Mercedes-Benz" and "Daimler." The company also provides related financial services for its automotive and commercial operations.

Deutsche Bank AG, headquartered in Frankfurt, Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage leasing and insurance services worldwide. The company provides its services to retailers and private clients, corporations and financial institutions, as well as multi-national conglomerates. The company also offers a variety of financial consulting and advisory services.

Deutsche Post AG, headquartered in Bonn, Germany, provides domestic and international mail delivery and international parcel services to both commercial and public clients. The company also offers freight delivery, logistics services, and a variety of financial services including standard banking services and brokerage services.

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

HSBC Holdings Plc, headquartered in London, England, is one of the largest banking and financial services organizations in the world. The company provides a comprehensive range of banking and related financial services in more than 80 countries and territories.

Santander Central Hispano S.A., headquartered in Madrid, Spain, is a leader in the running of Spanish banks. It offers domestic retail banking, as well as in other European countries and in Latin America.

StatoilHydro ASA, headquartered in Stavanger, Norway, is the largest integrated oil and gas company in Scandinavia, producing oil and gas from the Norwegian Continental Shelf and other regions.

Swiss Re, headquartered in Zurich, Switzerland, provides insurance, reinsurance and insurance-linked financial market products. Company products include automobile, liability, accident, health insurance, life, engineering, marine, and aviation. The company also manages equity and fixed-income investments for itself and other insurance companies.

TeliaSonera AB, headquartered in Stockholm, Sweden, offers telecommunication services. The company offers mobile communications services in Europe and the United States, as well as operating fixed networks in Northern Europe.


                     Global Target 15 Strategy Stocks

Dow Jones Industrial Average(sm) Companies
__________________________________________


Alcoa Inc., headquartered in Pittsburgh, Pennsylvania, makes primary aluminum and fabricated products for the transportation, construction, packaging and other markets.

Bank of America Corporation, headquartered in Charlotte, North Carolina, is the holding company for Bank of America and NationsBank and conducts a general banking business in the United States and internationally.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

General Electric Company, headquartered in Fairfield, Connecticut, manufactures major appliances, industrial and power systems, aircraft engines, turbines and generators, and equipment used in medical imaging. The company owns NBC Universal, which develops, produces and markets films, television, news, sports and special events programming to a global audience. In addition, a variety of financial services are offered through GE Commercial Finance.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.


Financial Times Industrial Ordinary Share Index Companies
_________________________________________________________


BT Group Plc, headquartered in London, England, provides telecommunication services, principally in the United Kingdom. The company's main services and products are fixed voice and data calls, the provision of fixed exchange lines to homes and businesses, the provision of communication services to other operators, the provision of private services to businesses, and the supply of telecommunication equipment for customers' premises.

GKN Plc, headquartered in Worcestershire, England, is a world leader in the production of automotive driveline systems and transmission and engine components. The company also owns Meineke Discount Muffler.

ITV Plc, headquartered in London, England, is a United Kingdom media company involved in news, broadcasting and production. The company owns all of the regional Channel 3 licenses in England and Wales. The company also owns ITV1, a commercial television channel, as well as ITV2, a partial interest in GMTV, and other interests.

Ladbrokes Plc, headquartered in Middlesex, England, is comprised of Ladbrokes, the biggest retail bookmaker in the United Kingdom and Ireland; Ladbrokes.com, a world-leading provider of interactive betting and gaming services; Vernons, the leading football pools operator; and Ladbrokes Casinos, which opened its first casino at the Hilton London Paddington.

LogicaCMG Plc, headquartered in London, England, is a global solutions company, providing IT consulting and management, systems integration, products, services and support. The company's client base includes various sectors, such as telecommunications, financial services, energy and utilities, distribution and transportation.


Hang Seng Index Companies
_________________________


The Bank of East Asia, Ltd., headquartered in Hong Kong, China, and its subsidiaries provide general banking and related financial services, and business corporate and investor services.

BOC Hong Kong (Holdings) Limited, headquartered in Hong Kong, China, is the parent of Bank of China (Hong Kong), which operates branches in Hong Kong as well as on mainland China.

Cathay Pacific Airways Limited, headquartered in Hong Kong, China, operates scheduled airline services. The company also provides airline catering, aircraft handling and engineering services.

CITIC Pacific Limited, headquartered in Hong Kong, China, is a subsidiary of China's state-owned China International Trust & Investment (CITIC). The company invests in infrastructure (aviation, civil engineering projects, power generation, telecommunications), property (including a portion of Lantau Island, the site of Disney's Hong Kong theme park), and trading and distribution firms.

Cosco Pacific Limited, headquartered in Hong Kong, China, is one of the world's leading container-related companies with an increasingly integrated range of activities spanning container leasing, container terminals and container-related industries. The company's parent, China Ocean Shipping (Group) Company, is the largest shipping company in China.


                   MSCI EAFE Target 20 Strategy Stocks


Belgium
_______

Belgacom S.A., headquartered in Brussels, Belgium, provides communication services and products to residential, business and corporate customers in Belgium and internationally.

France
______

Compagnie de Saint-Gobain S.A., headquartered in Paris, France, produces flat glass, insulation, and glass containers, high-performance ceramics, plastics, and abrasives, and building materials such as roofing, wall facings, mortars, and ductile cast iron pipe.

France Telecom S.A., headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

Groupe Danone S.A., headquartered in Paris, France, together with its subsidiaries, produces fresh dairy products, biscuits and cereal products, and packaged water worldwide.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Germany
_______

Bayerische Motoren Werke (BMW) AG, headquartered in Munich, Germany, manufactures and sells luxury cars and motorcycles worldwide.

Porsche Automobil Holding SE, headquartered in Stuttgart, Germany, is engaged in the design, manufacture, and marketing of luxury sports cars. The company also designs and builds engines, transmissions, and driver security collision systems on contract for other manufacturers. The company sells and leases its cars worldwide.

Hong Kong
_________

MTR Corporation Limited, headquartered in Hong Kong, China, operates Hong Kong's mass transit railway system. The company also develops and sells residential and commercial properties near its stations, invests in shopping centers, and provides wireless telecommunications, advertising and property management services.

Ireland
_______

CRH Plc, headquartered in Dublin, Ireland, manufactures cement, concrete products, aggregates, asphalt, clay bricks, chemical lime, security fencing products, and roofing, insulation and other building materials. The company also operates builders merchant locations and DIY stores.

Italy
_____

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Telecom Italia SpA, headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
_____

Bridgestone Corp., headquartered in Tokyo, Japan, is the world's largest tire maker. The company also makes tires for heavy equipment (off-road and mining vehicles) and aircraft. Non-tire products include building materials (roof tiles), sporting goods (golf balls), industrial rubber products (conveyor belts and automotive hoses), marine components (dredging hoses, marine fenders, oil booms, and silt barriers), and switches.

Kyushu Electric Power Company, Incorporated, headquartered in Fukuoka City, Japan, provides electric power in Kyushu including Fukuoka, Nagasaki, Kumamoto, Oita, Miyazaki, and Kagoshima. The company, which also has offices in the United States and Europe, diversifies power resources into nuclear, liquefied natural gas, coal, and geothermal energy.

The Netherlands
_______________

European Aeronautic Defence and Space Company, headquartered in Le Carre, the Netherlands, manufactures airplanes and military equipment. The company produces commercial aircraft including the "Airbus," military fighter aircraft, military and commercial helicopters, missiles, satellites, and telecommunications and defense systems. The company also offers military and commercial aircraft conversion and maintenance services.

Koninklijke (Royal) Philips Electronics N.V., headquartered in Amsterdam, the Netherlands, makes lighting products; consumer electronics;
components and sub-systems; music and films, integrated circuits and discrete semiconductors; and medical systems and business electronics. The company markets its products worldwide.

Royal Dutch Shell Plc, headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

Spain
_____

Repsol YPF, S.A., headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

United Kingdom
______________

BP Plc, headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Centrica Plc, headquartered in Windsor, England, through various subsidiaries, provides gas and energy related products and services to residential and business customers throughout Great Britain.


                 The Nasdaq(R) Target 15 Strategy Stocks


Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

Bed Bath & Beyond Inc., headquartered in Union, New Jersey, sells domestic merchandise (bed linens, bath accessories and kitchen textiles) and home furnishings (cookware, dinnerware, glassware and basic housewares) through retail stores.

C.H. Robinson Worldwide, Inc., headquartered in Eden Prairie, Minnesota, offers multimodal transportation services and a variety of logistics solutions, including fresh produce sourcing and freight consolidation. The company operates a network of offices in the United States and internationally.

Cephalon, Inc., headquartered in West Chester, Pennsylvania, discovers and develops pharmaceutical products for the treatment of neurological disorders such as narcolepsy, amyotrophic lateral sclerosis ("ALS" or Lou Gehrig's disease), Parkinson's disease, peripheral neuropathies, Alzheimer's disease and stroke.

Check Point Software Technologies Ltd., headquartered in Ramat-Gan, Israel, develops, sells and supports secure enterprise networking solutions. The company's integrated architecture includes network security ("FireWall-1," "VPN-1," "Open Security Manager" and "Provider-1"), traffic control ("FloodGate-1" and "ConnectControl") and Internet protocol address management ("Meta IP").

Cintas Corporation, headquartered in Cincinnati, Ohio, designs and manufactures corporate identity uniforms which they rent or sell to customers, along with non-uniform equipment. The company also offers ancillary products which include the sale or rental of walk-off mats, fender covers, towels, mops and linen products.

The DIRECTV Group, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Fastenal Company, headquartered in Winona, Minnesota, is principally engaged in the sale of industrial supplies, including threaded fasteners and construction supplies, through its retail store sites located in all 50 states, Canada, Mexico, Puerto Rico and Singapore.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

Hansen Natural Corporation, headquartered in Corona, California, through its subsidiaries, engages in the development, marketing, sale, and distribution of beverages in the United States and Canada.

J.B. Hunt Transport Services, Inc., headquartered in Lowell, Arkansas, provides a variety of motor transport and logistics services throughout the United States, Canada and Mexico. The company transports a variety of products, including automotive parts, department store merchandise, food and beverages, paper and wood products, plastics and chemicals.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.


             NYSE(R) International Target 25 Strategy Stocks


Canada
______

Bank of Montreal, headquartered in Montreal, Quebec, Canada, and its subsidiaries, offers credit and noncredit products and services in North America.

Petro-Canada, headquartered in Calgary, Alberta, Canada, is an oil, gas and petroleum company. The company explores for, develops, produces and markets crude oil, natural gas and natural gas liquids. The company also refines, distributes and markets petroleum products and related goods and services.

The Toronto-Dominion Bank, headquartered in Toronto, Ontario, Canada, and its subsidiaries provide retail and commercial banking, wealth management, and wholesale banking products and services in the United States, Canada, and internationally.

France
______

AXA S.A. (ADR), headquartered in Paris, France, is an insurance company which also provides related financial services. The company offers life and non-life insurance, reinsurance, savings and pension products, and asset management services.

Veolia Environnement (ADR), headquartered in Paris, France, offers waste management services and logistics for industrial clients, sorting and recycling of materials, waste treatment through incineration, composting and storage, and final recovery of waste in the form of energy or organic materials.

Germany
_______

Allianz AG (ADR), headquartered in Munich, Germany, is a global insurance company engaging in property and casualty protection, life and health insurance, and asset management.

Daimler AG, headquartered in Stuttgart, Germany, designs, manufactures, assembles and sells passenger cars and commercial trucks under the brand names "Mercedes-Benz" and "Daimler." The company also provides related financial services for its automotive and commercial operations.

Deutsche Bank AG, headquartered in Frankfurt, Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage leasing and insurance services worldwide. The company provides its services to retailers and private clients, corporations and financial institutions, as well as multi-national conglomerates. The company also offers a variety of financial consulting and advisory services.

Greece
______

National Bank of Greece S.A. (ADR), headquartered in Athens, Greece, together with its subsidiaries, provides diversified financial services primarily in Greece.

Italy
_____

Telecom Italia SpA (ADR), headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
_____

Hitachi, Ltd. (ADR), headquartered in Tokyo, Japan, is engaged in the manufacture of communications and electronic equipment, consumer electronics, and heavy electrical and industrial machinery. The company has a wide range of products from nuclear power systems to kitchen appliances and also operates subsidiaries in the metal, chemical, and wire and cable industries.

Honda Motor Co., Ltd. (ADR), headquartered in Tokyo, Japan, manufactures, distributes and provides financing for the sale of its motorcycles, automobiles and power products, including portable generators, power tillers and general purpose engines.

Nippon Telegraph & Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides telephone, telegraph, leased circuits, data communication, terminal equipment sales, and related services. The company provides both local and long distance telecommunication services within Japan.

Sony Corporation (ADR), headquartered in Tokyo, Japan, develops, makes and markets electronic equipment and devices. Products include video and audio equipment and televisions; computers and computer peripherals; semiconductors and telecommunications equipment.

The Netherlands
_______________

ArcelorMittal (ADR), headquartered in Luxembourg City, Luxembourg, and domiciled in Rotterdam, the Netherlands, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include hot-rolled sheets, cold-rolled sheets, electro-galvanized and coated steel, bars, wire-rods, wire-products, pipes, billets and slabs.

ING Groep N.V. (ADR), headquartered in Amsterdam, the Netherlands, offers a comprehensive range of financial services worldwide, including life and non-life insurance, commercial and investment banking, asset management and related products.

Russia
______

Vimpel-Communications (VimpelCom) (ADR), headquartered in Moscow, Russia, is a provider of cellular telecommunications services in Russia, including the City of Moscow and the Moscow region. The company operates under the "Bee Line" brand, which is one of the most recognized brand names in Russia.

South Korea
___________

Korea Electric Power Corporation (ADR), headquartered in Seoul, South Korea, builds and operates hydro-power, thermal-power, and nuclear power units in South Korea. The company also generates, transmits, and distributes electricity to South Korea and is majority owned by the Korean government.

Spain
_____

Repsol YPF, S.A. (ADR), headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Switzerland
___________

Credit Suisse Group (ADR), headquartered in Zurich, Switzerland, is one of the world's leading financial services companies, providing banking and insurance solutions for private clients, companies and institutions.

UBS AG, headquartered in Zurich, Switzerland, is a leading global financial services firm, the world's largest global asset manager, a top-tier provider of investment banking and securities distribution, and a leading provider of private banking services.

United Kingdom
______________

Barclays Plc (ADR), headquartered in London, England, is a financial services group engaged primarily in the banking and investment banking businesses. Through its subsidiary, Barclay Bank Plc, the company offers commercial and investment banking, insurance, financial and related services in more than 60 countries.

Lloyds TSB Group Plc (ADR), headquartered in London, England, through subsidiaries and associated companies, offers a wide range of banking and financial services throughout the United Kingdom and a number of other countries.

Rio Tinto Plc (ADR), headquartered in London, England, is engaged in finding, mining and processing mineral resources. The company's major products include aluminum, copper, diamonds, energy products (coal and uranium), gold, industrial minerals (borax, titanium dioxide, salt, talc and zircon) and iron ore.

Royal Bank of Scotland Group Plc (ADR), headquartered in Edinburgh, Scotland, offers services such as deposit accounts, credit cards and mortgages to commercial and personal clients in Scotland, England, Wales and Ireland. The company also sells insurance and investment products and provides private banking through The Coutts Group. In the United States it owns Citizens Financial, one of the largest bank holding companies in New England.


                    The S&P Target 24 Strategy Stocks


Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Campbell Soup Company, headquartered in Camden, New Jersey, operates with its consolidated subsidiaries as a manufacturer and marketer of soups and a manufacturer of juice beverages, sauces, biscuits and confectionery products.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Coach, Inc., headquartered in New York, New York, designs, produces and markets leather goods and accessories. Products include handbags, business cases, luggage and travel accessories. The company markets its products internationally.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Dover Corporation, headquartered in New York, New York, makes, installs and services elevators. The company also makes a broad range of specialized metal fabricated industrial products, electronic components and sophisticated manufacturing equipment.

The Dun & Bradstreet Corporation, headquartered in Short Hills, New Jersey, provides business information and tools in the United States and internationally.

ENSCO International Incorporated, headquartered in Dallas, Texas, is an international offshore contract drilling company that also provides marine transportation services in the Gulf of Mexico.

EOG Resources, Inc., headquartered in Houston, Texas, is engaged in the exploration for, and the development, production and marketing of, natural gas and crude oil primarily in major producing basins in the United States, as well as in Canada, Trinidad and other international areas.

Forest Laboratories, Inc., headquartered in New York, New York, develops, manufactures and sells both branded and generic forms of ethical drug products that require a physician's prescription, as well as non-prescription pharmaceutical products sold over-the-counter.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

Lexmark International, Inc., headquartered in Lexington, Kentucky, develops, manufactures and supplies printing solutions and products, including laser and inkjet printers and associated supplies for the office and home markets.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Microchip Technology Incorporated, headquartered in Chandler, Arizona, develops, makes and markets field programmable 8-bit microcontrollers, application-specific standard products and related specialty memory products for high-volume embedded control applications in the consumer, automotive, office automation, communications and industrial markets.

Moody's Corporation, headquartered in New York, New York, is a global credit rating, research and risk analysis firm, publishing credit opinions, research and ratings on fixed-income securities, issuers of securities and other credit obligations.

PepsiCo, Inc., headquartered in Purchase, New York, markets and distributes beverages including "Pepsi-Cola," "Diet Pepsi," "Pepsi Max," "Mountain Dew," "7UP," "Diet 7UP," "Mirinda," "Slice" and "Tropicana Pure Premium." The company, which operates internationally, also makes and distributes ready-to-drink Lipton tea products and snacks, with "Frito-Lay" representing the North American business.

Public Storage, headquartered in Glendale, California, is a real estate investment trust specializing in mini warehouses and self-service storage facilities. The company also has properties used in other industrial and commercial operations.

Sempra Energy, headquartered in San Diego, California, is an energy services company whose primary subsidiaries are San Diego Gas and Electric, which provides electric and gas service to San Diego and southern Orange Counties, and Southern California Gas Company.

The Southern Company, headquartered in Atlanta, Georgia, through wholly owned subsidiaries, supplies electricity in Alabama, Florida, Georgia and Mississippi; and owns generating units at a large electric generating station which supplies power to certain utility subsidiaries.

TECO Energy, Inc., headquartered in Tampa, Florida, is a utility holding company whose subsidiaries provide retail electric and gas service to customers in central Florida and operate independent power projects in the United States and Latin America.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

W.W. Grainger, Inc., headquartered in Lake Forest, Illinois, is a distributor of maintenance, repair, and operating supplies, services and related information to the commercial, industrial, contractor and institutional markets in North America.


                    S&P Target SMid 60 Strategy Stocks


Advanced Medical Optics, Inc., headquartered in Santa Clara, California, has developed and makes a device which uses an excimer laser to reshape the surface of the cornea to treat nearsightedness, astigmatism and farsightedness and is intended to reduce or eliminate the patient's dependence on corrective lenses.

Albany International Corp. (Class A), headquartered in Albany, New York, develops, manufactures, markets and services custom-designed engineered fabrics used in the manufacture of paper, paperboard and products in other process industries.

Avnet Inc., headquartered in Phoenix, Arizona, distributes electronic components, enterprise network and computer equipment, and embedded subsystems.

Benchmark Electronics, Inc., headquartered in Angleton, Texas, provides contract manufacturing and design services to original equipment manufacturers. The company specializes in the assembly of printed circuit boards with computer-automated equipment using surface mount and pin-through-hole interconnection technologies.

Black Box Corporation, headquartered in Lawrence, Pennsylvania, is a direct marketer and technical service provider of computer communications and networking equipment and services to businesses of all sizes, operating in 132 countries.

Brightpoint, Inc., headquartered in Plainfield, Indiana, is a distributor of wireless devices and accessories, and provides logistics services to mobile operators with operations centers and/or sales offices in various countries, including Australia, Colombia, Finland, France, Germany, India, New Zealand, Norway, the Philippines, the Slovak Republic, Sweden, United Arab Emirates and the United States.

Cabela's Incorporated, headquartered in Sidney, Nebraska, operates as a direct marketer and a retailer of hunting, fishing, camping, and related outdoor merchandise.

Cedar Shopping Centers Inc., headquartered in Port Washington, New York, is a real estate investment trust that engages in the ownership, operation, development and redevelopment of supermarket-anchored community shopping centers and drug store-anchored convenience centers in the United States.

Checkpoint Systems, Inc., headquartered in Thorofare, New Jersey, is a manufacturer and marketer of retail asset tracking and protection products including integrated security, automatic identification and retail merchandising solutions.

CIBER, Inc., headquartered in Greenwood Village, Colorado, and its subsidiaries provide information technology (IT) system integration consulting and other IT services to companies across most major industries and governmental agencies. The company also resells certain IT hardware and software products.

Cimarex Energy Co., headquartered in Denver, Colorado, is engaged in oil and gas exploration and production and gas marketing, with exploration and development activities primarily in Louisiana, Oklahoma, Texas and the Hugoton Field of western Kansas.

The Cooper Companies, Inc., headquartered in Pleasanton, California, provides proprietary products and services in two areas: specialty contact lenses; and diagnostic and surgical instruments for women's health care. Major brand names include "Hydrasoft," "Preference," "Vantage," "Permaflex" and "Cooper Clear."

Cross Country Healthcare, Inc., headquartered in Boca Raton, Florida, is a provider of healthcare staffing services, comprised of travel nurse and allied health staffing, per diem nurse staffing and clinical research trials staffing.

DiamondRock Hospitality Company, headquartered in Bethesda, Maryland, is a lodging-focused real estate investment trust that owns and operates upscale hotels and resorts in North America.

Exterran Holdings Inc., headquartered in Houston, Texas, provides natural gas compression technology, and sales, operations, maintenance, fabrication, service, and equipment for oil and gas production, processing, and transportation applications worldwide.

Fairchild Semiconductor International, Inc., headquartered in South Portland, Maine, provides products that manage and distribute power and interface solutions for various electronic devices. The company's semiconductors are used in computers, communication products and other applications.

Forest Oil Corporation, headquartered in Denver, Colorado, is a natural gas and crude oil exploration, development, production and marketing company with active interests in several major exploration and producing areas in North America. The company's major reserves and producing properties are located in the Gulf of Mexico, Louisiana, West Texas, Wyoming, and western Canada.

Gibraltar Industries Inc., headquartered in Buffalo, New York, is a processor of a broad array of high value-added, technically sophisticated steel and other metal products.

The Great Atlantic & Pacific Tea Company, Inc., headquartered in
Montvale, New Jersey, is a supermarket company which operates under the names: "A&P," "Super Fresh," "Sav-A-Center," "Farmer Jack,"
"Waldbaum's," "Super FoodMart," "Ultra Food and Drug," "Dominion," "Food Basics," "The Barn Markets" and "Food Emporium."

Great Plains Energy Incorporated, headquartered in Kansas City, Missouri, provides electricity in the midwestern United States. The company develops competitive generation for the wholesale market. The company is also an electric delivery company with regulated generation. In addition, the company invests in energy-related ventures nationwide.

Hornbeck Offshore Services, Inc., headquartered in Covington, Louisiana, provides marine transportation services to the offshore oil and gas industry. The company owns and operates supply vessels in the Gulf of Mexico supporting operations of drilling rigs and platforms. Ocean-going tugs and barges are also operated in the northeastern United States and Puerto Rico.

Ingram Micro Inc., headquartered in Santa Ana, California, is a wholesale distributor of information technology products and services. The company also markets computer hardware, networking equipment, and software products, and provides supply chain optimization services and demand generation services for its suppliers and reseller customers.

Integrated Device Technology, Inc., headquartered in Santa Clara,
California, designs, develops, manufactures and markets high-performance semiconductor products and modules for data communications and telecommunications equipment, personal computers and shared network devices.

Intersil Corporation, headquartered in Irvine, California, is a systems oriented designer and manufacturer of analog and digital integrated circuits and discrete semiconductors for the communications market.

ION Geophysical Corporation, headquartered in Stafford, Texas, designs and manufactures products for the collection of seismic data on land, in transition zones and in marine environments. The company's serves seismic contractors and major independent and overseas oil and gas companies globally.

Kindred Healthcare, Inc., headquartered in Louisville, Kentucky, is a healthcare services company that primarily operates hospitals, nursing centers and institutional pharmacies.

LaBranche & Co Inc., headquartered in New York, New York, is a broker/dealer specialist with the New York Stock Exchange. The company helps maintain a fair and orderly market in specific securities by matching buyers and sellers and trading for their own account.

LifePoint Hospitals, Inc., headquartered in Brentwood, Tennessee, is engaged primarily in the operation and management of healthcare facilities, in particular, general, acute care hospitals in non-urban communities in the United States.

Live Nation Inc., headquartered in Beverly Hills, California, is a concert and live event promoter. The company produces and operates such live events as music concerts, theatrical shows and specialized motor sports events.

Mariner Energy Inc., headquartered in Houston, Texas, operates as an independent oil and gas exploration, development and production company.

Medical Properties Trust Inc., headquartered in Birmingham, Alabama, is a real estate investment trust that acquires and develops healthcare facilities and leases the facilities to healthcare operating companies.

MPS Group, Inc., headquartered in Jacksonville, Florida, provides consulting, solutions, and staffing services to businesses in the United States, Canada, the United Kingdom and Europe. The company provides its services in the disciplines of information technology, finance and accounting, law, electronic business, engineering, human capital automation, executive search and work force management.

NCI Building Systems, Inc., headquartered in Houston, Texas, is an integrated manufacturer of metal products for the building industry.

Newfield Exploration Company, headquartered in Houston, Texas, explores for, develops and acquires oil and natural gas properties located principally in the Gulf of Mexico.

NV Energy Inc., headquartered in Reno, Nevada, operates as the holding company for Nevada Power Company and Sierra Pacific Power Company which engage in the distribution, transmission, generation and sale of electric energy.

OM Group, Inc., headquartered in Cleveland, Ohio, through its operating subsidiaries, is a vertically integrated international producer and marketer of value-added metal-based specialty chemicals.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Plains Exploration & Production Company, headquartered in Houston, Texas, is an oil and gas company engaged in the activities of acquiring, developing, exploiting, exploring and producing oil and gas properties in the United States.

PolyOne Corporation, headquartered in Avon Lake, Ohio, serves as a polymer services company worldwide.

Presidential Life Corporation, headquartered in Nyack, New York, through its wholly owned subsidiary, Presidential Life Insurance Company, sells annuity and life insurance products in the United States.

Pride International, Inc., headquartered in Houston, Texas, is an international provider of contract drilling and related services, operating both offshore and on land.

Quicksilver Resources Inc., headquartered in Fort Worth, Texas, is an independent oil and gas company engaged in the exploration, acquisition, development, production and sale of natural gas, crude oil and natural gas liquids, primarily from unconventional reservoirs such as fractured shales, coal beds and tight sands.

Regis Corporation, headquartered in Edina, Minnesota, operates and franchises hair and retail product salons under the names "Regis
Hairstylists," "Supercuts," "MasterCuts," "Trade Secret," and
"SmartStyle." The company operates salons worldwide.

Reliance Steel & Aluminum Co., headquartered in Los Angeles, California, is a metals service center company which operates processing and distribution facilities in 27 states, Belgium, France and South Korea.

RTI International Metals, Inc., headquartered in Niles, Ohio, manufactures and distributes titanium and specialty metal products through subsidiaries. The company's products also include extruded shapes and engineered systems and are used for aerospace, industrial and consumer applications.

School Specialty, Inc., headquartered in Appleton, Wisconsin, is a distributor of non-textbook educational supplies and furniture for grades pre-kindergarten through 12 to school districts, administrators and teachers through its catalogs.

Sterling Financial Corporation, headquartered in Spokane, Washington, is a unitary savings and loan holding company, the significant operating subsidiary of which is Sterling Savings Bank.

Stone Energy Corporation, headquartered in Lafayette, Louisiana, is an independent oil and gas company engaged in the acquisition, exploration, development and operation of oil and gas properties located onshore and in the shallow waters of offshore Louisiana.

Swift Energy Company, headquartered in Houston, Texas, is engaged in developing, exploring, acquiring and operating oil and gas properties, with a focus on onshore and inland waters oil and natural gas reserves in Texas and Louisiana, and onshore oil and natural gas reserves in New Zealand.

SYNNEX Corporation, headquartered in Fremont, California, operates as an information technology supply chain services company.

Tech Data Corporation, headquartered in Clearwater, Florida, is a full-line distributor of technology products. The company serves resellers in the United States, Canada, the Caribbean, Latin America, Europe and the Middle East. The company also provides pre- and post-sale training, service, and support, as well as configuration and assembly services and electronic commerce solutions.

Temple-Inland Inc., headquartered in Austin, Texas, through its subsidiaries, conducts operations in three groups: Paper, Building Products and Financial Services.

Terex Corporation, headquartered in Westport, Connecticut, is a global manufacturer of equipment for the construction, infrastructure and mining industries.

The Timken Company, headquartered in Canton, Ohio, is a global manufacturer of highly engineered bearings, alloy and specialty steel and related components.

Trinity Industries, Inc., headquartered in Dallas, Texas, provides various products and services for the transportation, industrial, construction and energy sectors in the United States and Europe.

UCBH Holdings, Inc., headquartered in San Francisco, California, a bank holding company, provides a range of personal and commercial banking services to small and medium-sized businesses, business executives, professionals and other individuals through its wholly owned banking subsidiary, United Commercial Bank.

Unit Corporation, headquartered in Tulsa, Oklahoma, through its wholly-owned subsidiaries, contracts to drill onshore oil and natural gas wells for others and explores for, develops, acquires and produces oil and natural gas properties for itself.

United Rentals, Inc., headquartered in Greenwich, Connecticut, operates as an equipment rental company in North America.

WellCare Health Plans Inc., headquartered in Tampa, Florida, provides managed care services to government-sponsored healthcare programs in Florida, New York, Illinois, Indiana, Connecticut, Louisiana and Georgia. The company's activities primarily include claims processing and medical management.

Wintrust Financial Corporation, headquartered in Lake Forest, Illinois, is a holding company whose subsidiaries provide banking services in the Chicago metropolitan area and financing for the payment of insurance premiums.


               Target Diversified Dividend Strategy Stocks


Alcoa Inc., headquartered in Pittsburgh, Pennsylvania, makes primary aluminum and fabricated products for the transportation, construction, packaging and other markets.

American Greetings Corporation, headquartered in Cleveland, Ohio, and its subsidiaries design, manufacture, and sell everyday and seasonal greeting cards and other social expression products. The company's products include greeting cards, gift wrap, paper party goods, candles, balloons, stationery and giftware. The company's products are sold throughout the world.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Barnes & Noble, Inc., headquartered in New York, New York, is a retailer that operates bookstores and video game and entertainment software stores under the "Barnes & Noble Booksellers," "Bookstop," "Bookstar," "B. Dalton Bookseller," "Doubleday Book Shops" and "Scribner's Bookstore" trade names.

Biovail Corporation, headquartered in Mississauga, Ontario, Canada, is a fully integrated pharmaceutical company specializing in the development of drugs utilizing advanced controlled-release, rapid dissolve, enhanced absorption and taste masking technologies.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Cal-Maine Foods, Inc., headquartered in Jackson, Mississippi, is primarily engaged in the production, cleaning, grading and packaging of fresh shell eggs for sale to shell egg retailers.

Capital One Financial Corporation, headquartered in Falls Church,
Virginia, is a holding company whose principal subsidiaries, Capital One Bank and Capital One, F.S.B., offer consumer lending products.

CenturyTel, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Cognex Corporation, headquartered in Natick, Massachusetts, designs, develops, makes and sells machine vision systems which are used to replace human vision in a wide range of manufacturing processes in the semiconductor, electronics, automotive, graphic arts and pharmaceutical industries.

Commercial Metals Company, headquartered in Irving, Texas, manufactures, recycles, markets and distributes steel and metal products and related materials and services through a network of locations located throughout the United States and internationally.

Deutsche Bank AG, headquartered in Frankfurt, Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage leasing and insurance services worldwide. The company provides its services to retailers and private clients, corporations and financial institutions, as well as multi-national conglomerates. The company also offers a variety of financial consulting and advisory services.

The Dow Chemical Company, headquartered in Midland, Michigan, is a leading manufacturer and supplier of chemicals, plastic materials and agricultural products, and other specialized products and services marketed worldwide.

DTE Energy Company, headquartered in Detroit, Michigan, is an exempt holding company for The Detroit Edison Company, a public utility engaged in the generation, purchase, transmission, distribution and sale of electric energy in southeastern Michigan.

Eli Lilly and Company, headquartered in Indianapolis, Indiana, with subsidiaries, develops, makes and markets pharmaceutical and animal health products sold in countries around the world. The company also provides healthcare management services in the United States.

Genco Shipping & Trading Ltd., incorporated in the Marshall Islands and headquartered in New York, New York, offers shipping services. The company's drybulk carrier ships transport iron ore, coal, grain, steel, and other products.

The Hartford Financial Services Group, Inc., headquartered in Hartford, Connecticut, writes commercial property and casualty insurance, personal automobile and homeowners coverages and a variety of life insurance plans; and reinsures third-party risks. The company's strategy is to focus on five core areas: life insurance, reinsurance, commercial lines property-casualty insurance, personal lines property-casualty insurance, and international operations.

Intersil Corporation, headquartered in Irvine, California, is a systems oriented designer and manufacturer of analog and digital integrated circuits and discrete semiconductors for the communications market.

Macy's, Inc., headquartered in Cincinnati, Ohio, operates department stores nationwide. The company also operates electronic commerce and direct mail catalog subsidiaries.

Maxim Integrated Products, Inc., headquartered in Sunnyvale, California, designs and makes linear and mixed-signal integrated circuits. The company's products include data converters, interface circuits, microprocessor-supervisors and amplifiers.

Methanex Corporation, headquartered in Vancouver, British Columbia, Canada, produces and markets methanol. The company's product is used to produce formaldehyde, acetic acid and a variety of other chemical intermediates. Methanol is also used as an additive in gasoline and is used in fuel cell applications.

Molex Incorporated, headquartered in Lisle, Illinois, engages in the design, manufacture and distribution of electronic components. The company offers terminals, connectors, planar cables, cable assemblies, interconnection systems, fiber optic interconnection systems, backplanes and mechanical and electronic switches.

NACCO Industries, Inc., headquartered in Cleveland, Ohio, manufactures and markets forklift trucks and related service parts, as well as mines and markets lignite coal for use by electric utilities. The company also manufactures small electric and kitchen appliances.

Oshkosh Corporation, headquartered in Oshkosh, Wisconsin, is a diversified manufacturer of specialty trucks and truck bodies for the concrete placement, refuse hauling, fire and emergency, and defense markets.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Patterson-UTI Energy, Inc., headquartered in Snyder, Texas, is the largest provider of domestic land-based drilling services to major independent oil and natural gas companies in North America, and is also engaged in pressure pumping, exploration and drilling.

Penske Automotive Group, Inc., headquartered in Bloomfield Hills, Michigan, is engaged in the sale of new and used motor vehicles and related products and services, including vehicle service and parts, finance and other aftermarket products through a network of franchised automobile dealerships.

Pepco Holdings, Inc., headquartered in Washington, D.C., is a public utility company managing several utility operations. The largest component of the company's business is power delivery, which is conducted through its subsidiaries, Pepco, Delmarva Power & Light Company and Atlantic City Electric Company.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Pinnacle West Capital Corporation, headquartered in Phoenix, Arizona, owns Arizona Public Service Company, an electric utility that provides retail and wholesale electric service to substantially all of Arizona, with the major exceptions of the Tucson metropolitan area and approximately one-half of the Phoenix metropolitan area.

Reynolds American Inc., headquartered in Winston-Salem, North Carolina, is a holding company for Reynolds Tobacco, the second largest cigarette manufacturer in the United States, whose major brands include "Doral," "Winston," "Camel," "Salem" and "Vantage."

Sterling Financial Corporation, headquartered in Spokane, Washington, is a unitary savings and loan holding company, the significant operating subsidiary of which is Sterling Savings Bank.

SUPERVALU INC., headquartered in Eden Prairie, Minnesota, operates within two complementary businesses in the United States grocery food industry: grocery retail and food distribution.

Teekay Corporation, headquartered in Nassau, Bahamas, provides international petroleum product and crude oil transportation services to major oil companies and oil traders, and government agencies. Services are provided through a fleet of medium size oil tankers worldwide.

TELUS Corporation, headquartered in Vancouver, British Columbia, Canada, is a telecommunication company offering local, long distance, wireless, data, Internet and e-business products and services.

Textron, Inc., headquartered in Providence, Rhode Island, is engaged in the manufacture of helicopters and spare parts, light and mid-size business jets, turboprop and piston aircraft, automotive interior engine components and industrial tools.

Tsakos Energy Navigation Ltd., headquartered in Athens, Greece, owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Verizon Communications Inc., headquartered in New York, New York, provides wireline voice and data services, wireless services, Internet service and published directory information. The company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and pay phones. The company operates worldwide.

Westar Energy, Inc., headquartered in Topeka, Kansas, engages in the generation, transmission, and distribution of electricity in Kansas.

                      Target Growth Strategy Stocks


Abbott Laboratories, headquartered in Abbott Park, Illinois, discovers, develops, makes and sells a broad and diversified line of healthcare products and services.

Accenture Ltd., headquartered in Hamilton, Bermuda, provides management consulting, technology services, and outsourcing services. The company operates in five segments: Communications and High Tech; Financial Services; Products and Services; Resources; and Government.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Baxter International Inc., headquartered in Deerfield, Illinois, engages in the worldwide development, manufacture and distribution of a diversified line of products, systems and services used primarily in the healthcare field.

C.H. Robinson Worldwide, Inc., headquartered in Eden Prairie, Minnesota, offers multimodal transportation services and a variety of logistics solutions, including fresh produce sourcing and freight consolidation. The company operates a network of offices in the United States and internationally.

The Charles Schwab Corporation, headquartered in San Francisco, California, provides a variety of financial services to individual investors, independent investment managers, retirement plans, and institutions. The company provides its services to customers through multiple service channels, including the Internet, a network of branch offices, and telephone and multilingual technologies.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Coach, Inc., headquartered in New York, New York, designs, produces and markets leather goods and accessories. Products include handbags, business cases, luggage and travel accessories. The company markets its products internationally.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

EOG Resources, Inc., headquartered in Houston, Texas, is engaged in the exploration for, and the development, production and marketing of, natural gas and crude oil primarily in major producing basins in the United States, as well as in Canada, Trinidad and other international areas.

Express Scripts, Inc., headquartered in Maryland Heights, Missouri, is an independent pharmacy benefit manager and managed care company that provides a broad range of pharmacy benefit and medical information management services, as well as managed vision care programs.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

Forest Laboratories, Inc., headquartered in New York, New York, develops, manufactures and sells both branded and generic forms of ethical drug products that require a physician's prescription, as well as non-prescription pharmaceutical products sold over-the-counter.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

H&R Block, Inc., headquartered in Kansas City, Missouri, is a holding company whose subsidiaries provide tax-related services, investment services through broker/dealers, mortgage services, personal productivity software, accounting, and consulting services to business clients.

H.J. Heinz Company, headquartered in Pittsburgh, Pennsylvania, manufactures, packages and sells processed food products throughout the world. The company's products include ketchup, sauces/condiments, pet food, seafood products, baby food, soups, lower-calorie products, bakery products, frozen dinners and entrees, and frozen pizza. The company also provides weight control services.

Hewlett-Packard Company, headquartered in Palo Alto, California, designs, makes and services equipment and systems for measurement, computation and communications including computer systems, personal computers, printers, calculators, electronic test equipment, medical electronic equipment, electronic components and instrumentation for chemical analysis.

Imperial Oil Limited, headquartered in Calgary, Alberta, Canada, is engaged in the exploration for, production and refining of natural gas and petroleum products throughout Canada. The company also manufactures petrochemicals.

Kellogg Company, headquartered in Battle Creek, Michigan, is the world's leading producer of ready-to-eat cereal products, and has expanded its operations to include other grain-based convenience food products, such as "Pop-Tarts," "Eggo," "Nutri-Grain," and "Rice Krispies Treats." The company also markets "Keebler" food products, as well as other private label convenience food products.

Lockheed Martin Corporation, headquartered in Bethesda, Maryland, engages in the research, design, development, manufacture and integration of advanced technology products and services ranging from aircraft, spacecraft and launch vehicles to missiles, electronics, information systems and energy management.

Lorillard, Inc., headquartered in Greensboro, North Carolina, is engaged in the manufacture and marketing of cigarettes. The company sells to distributors and retailers in the United States.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Rogers Communications, Inc. (Class B), headquartered in Toronto, Ontario, Canada, through its subsidiaries, provides communications, entertainment and information services in Canada.

Southwestern Energy Company, headquartered in Houston, Texas, is a diversified energy company engaging in oil and gas exploration and production, and natural gas gathering, transmission, marketing and distribution.

TD Ameritrade Holding Corporation, headquartered in Omaha, Nebraska, through subsidiaries, operates as an online discount brokerage firm which provides brokerage services and clearing services to self-directed individual consumer investors and other financial institutions.

Yum! Brands, Inc., headquartered in Louisville, Kentucky, owns, franchises and licenses quick-service restaurants worldwide. The company's restaurants include "A&W All-American Food Restaurants," "KFC," "Long John Silver's," "Pizza Hut" and "Taco Bell." They serve chicken, pizza, seafood, root beer, hamburgers and Mexican food.


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3M Company, headquartered in St. Paul, Minnesota, manufactures industrial, electronic, health, consumer and information-imaging products for distribution worldwide. The company's products include adhesives, abrasives, laser imagers and "Scotch" brand products. The company also manufactures the 3M Electronic Marker System (EMS), markers for utility usage (water, wastewater or gas) which relocate buried markers via low-band frequencies.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apache Corporation, headquartered in Houston, Texas, is an independent energy company that explores for, develops, and produces natural gas, crude oil and natural gas liquids.

Becton, Dickinson and Company, headquartered in Franklin Lakes, New Jersey, manufactures and sells medical supplies, medical devices and diagnostic systems. The company's products are used by both healthcare professionals and the general public and are marketed globally.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

The Chubb Corporation, headquartered in Warren, New Jersey, is a holding company with subsidiaries principally engaged in the property and casualty insurance business.

Chunghwa Telecom Co., Ltd. (ADR), headquartered in Taipei, Taiwan, provides local, domestic, and international long distance services. The company also offers wireless telecommunication, paging, and Internet services.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Comcast Corporation (Class A), headquartered in Philadelphia,
Pennsylvania, operates cable television systems in the United States and the United Kingdom; develops and operates cellular telephone systems in Pennsylvania, Delaware and New Jersey; and provides electronic retailing services.

Devon Energy Corporation, headquartered in Oklahoma City, Oklahoma, including its subsidiaries, is an energy company engaged primarily in oil and gas exploration, development and production and in the acquisition of producing properties.

Duke Energy Corporation, headquartered in Charlotte, North Carolina, provides electric service to about two million customers in North Carolina and South Carolina; operates interstate pipelines that deliver natural gas to various regions of the country; and markets electricity, natural gas and natural gas liquids.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products. The company also operates EXPO Design Centers in several states which offer interior design and renovation products.

Johnson & Johnson, headquartered in New Brunswick, New Jersey, makes and sells pharmaceuticals, personal healthcare products, medical and surgical equipment, and contact lenses.

Lowe's Companies, Inc., headquartered in Wilkesboro, North Carolina, operates stores which sell building commodities and millwork; heating, cooling and water systems; home decorating and illumination products; kitchens, bathrooms and laundries; yard, patio and garden products; tools; home entertainment products; and special order products.

LUKOIL (ADR), headquartered in Moscow, Russia, is Russia's premier integrated oil company, producing, refining and selling oil and oil products. The company accounts for approximately 19% of Russia's crude oil production.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

NIKE, Inc. (Class B), headquartered in Beaverton, Oregon, develops and sells footwear and apparel for men, women and children for competitive and recreational wear, and designed for specific sports. The company's other brands include "Converse," "Cole Haan" and "Hurley."

Nippon Telegraph & Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides telephone, telegraph, leased circuits, data communication, terminal equipment sales, and related services. The company provides both local and long distance telecommunication services within Japan.

NTT DoCoMo, Inc. (ADR), headquartered in Tokyo, Japan, provides various types of telecommunications services including cellular phone, personal handyphone system (PHS), paging, and other telephone, satellite mobile communication and wireless Private Branch Exchange (PBX) system services. The company also sells cellular phones, PNS, car phones and pagers.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers, and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.

QUALCOMM Inc., headquartered in San Diego, California, designs, develops, makes, sells, licenses and operates advanced communications systems and products based on proprietary digital wireless technology. The company's products include "CDMA" integrated circuits, wireless phones and infrastructure products, transportation management information systems and ground stations, and phones for the low-earth- orbit satellite communications system.

Raytheon Company, headquartered in Lexington, Massachusetts, is in the business of defense electronics, including missiles; radar; sensors and electro-optics; intelligence, surveillance and reconnaissance; command, control, communication and information systems; naval systems; air traffic control systems; aircraft integration systems; and technical services.

Roche Holding AG (ADR), headquartered in Basel, Switzerland, develops and manufactures pharmaceutical and chemical products. The company produces prescription and non-prescription drugs, fine chemicals, vitamins and diagnostic equipment. The company manufactures and distributes its products worldwide.

Taiwan Semiconductor Manufacturing Company Ltd. (ADR), headquartered in Hsinchu, Taiwan, manufactures integrated circuits based on its proprietary designs. The company offers a comprehensive set of integrated circuit fabrication processes to manufacture CMOS logic, mixed-mode, volatile and non-volatile memory and BiCMOS chips. The company is an affiliate of Philips Electronic N.V.

Time Warner Cable, Inc., headquartered in Stamford, Connecticut, owns and manages cable television operations, as well as develops and provides video, data, and voice services to residential and commercial customers in the United States.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.


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Aerovironment Inc., headquartered in Monrovia, California, engages in the design, development and production of unmanned aircraft systems and energy technologies for various industries and governmental agencies.

Allegiant Travel Company, headquartered in Las Vegas, Nevada, a leisure travel company, provides scheduled passenger services from small cities to leisure destinations in the United States.

American Science and Engineering, Inc., headquartered in Billerica, Massachusetts, engages in the development, manufacture, marketing, and sale of inspection systems. The company's products are used for detection and security applications by seaport and border authorities, federal facilities, military bases, airports and corporations worldwide.

Arkansas Best Corporation, headquartered in Fort Smith, Arkansas, is a transportation holding company engaged primarily in motor carrier transportation operations, intermodal transportation operations, truck tire retreading and new truck tire sales.

Axsys Technologies, Inc., headquartered in Rocky Hill, Connecticut, engages in the design, manufacture, and distribution of precision components and assemblies for use in aerospace, commercial, and defense applications. It operates in two divisions: Optical Systems Group and Distributed Products Group.

Beacon Roofing Supply, Inc., headquartered in Peabody, Massachusetts, distributes residential and nonresidential roofing materials in the United States and Canada. The company also offers other complementary building materials, including siding, windows, specialty lumber products, and waterproofing systems for residential and nonresidential building exteriors.

California Water Service Group, headquartered in San Jose, California, is engaged in the supply and distribution of water and the providing of water-related utility services.

Clayton Williams Energy, Inc., headquartered in Midland, Texas, is engaged in the exploration for and the production of oil and natural gas. The company's operations are primarily located in Texas, Louisiana, and other southern states.

Community Bank System, Inc., headquartered in Dewitt, New York, operates as the bank holding company for Community Bank, N.A. that provides various banking and financial services to retail, commercial and municipal customers.

CSG Systems International, Inc., headquartered in Englewood, Colorado, provides customer care and billing solutions worldwide for the communications markets, including cable television, direct broadcast satellite, telephone, online services and others.

Cyberonics, Inc., headquartered in Houston, Texas, designs, develops and markets medical devices. The company's devices are used for the treatment of epilepsy and other debilitating neurological and psychiatric disorders, as well as other diseases. The company's NCP System is approved for sale in the United States, Europe, Canada and other markets.

EZCORP, Inc., headquartered in Austin, Texas, is primarily engaged in operating pawnshops and payday loan stores, which function as convenient sources of short-term cash and as value-oriented specialty retailers of primarily previously owned merchandise.

First Cash Financial Services, Inc., headquartered in Arlington, Texas, is engaged in the operation of pawn stores that lend money on the collateral of pledged personal property and retail previously owned merchandise acquired through pawn forfeitures.

First Financial Bankshares, Inc., headquartered in Abilene, Texas, through its subsidiaries, offers various commercial banking services in Texas.

Genesee & Wyoming Inc. (Class A), headquartered in Greenwich,
Connecticut, is a holding company whose subsidiaries and unconsolidated affiliates own and operate short line and regional freight railroads in the United States, Australia, Bolivia, Canada and Mexico.

Gentiva Health Services, Inc., headquartered in Melville, New York, together with its subsidiaries, provides home health and related services in the United States.

Goodrich Petroleum Corporation, headquartered in Houston, Texas, and subsidiaries engage in the exploration, exploitation, development, and production of oil and natural gas. The company primarily focuses on east Texas and northwest Louisiana, and the transition zone of south
Louisiana.

Greatbatch Inc., headquartered in Clarence, New York, is a developer and manufacturer of batteries, capacitors, feedthroughs, enclosures and other components used in implantable medical devices.

Hanger Orthopedic Group, Inc., headquartered in Bethesda, Maryland, owns and operates orthotic and prosthetic patient care centers in the United States.

Hawaiian Holdings, Inc., headquartered in Honolulu, Hawaii, through its subsidiary, Hawaiian Airlines, Inc., engages primarily in the scheduled air transportation of passengers and cargo in the United States.

Hot Topic, Inc., headquartered in City of Industry, California, operates mall-based specialty stores selling music-licensed and music-influenced apparel, accessories and gift items. The company targets young men and women between the ages of 12 to 22 years old.

Infinity Property & Casualty Corporation, headquartered in Birmingham, Alabama, provides personal automobile insurance throughout the United States. The company focuses on providing nonstandard auto insurance to drivers who represent higher than normal risks and pay higher rates for comparable coverage.

Innophos Holdings, Inc., headquartered in Cranbury, New Jersey, produces phosphate salts, acids, and related products through a subsidiary. The company's products are used in foods, beverages, pharmeceuticals, oral care products,detergents, and water and metal treatment applications. The company also produces fertilizers.

The Laclede Group, Inc., headquartered in St. Louis, Missouri, is a holding company that provides natural gas service through its regulated core utility operations. Its primary subsidiary, Laclede Gas Company, is a natural gas distribution utility in Missouri.

LHC Group Inc., headquartered in Lafayette, Louisiana, through its subsidiaries, provides post-acute healthcare services primarily to Medicare beneficiaries in rural markets in the southern United States.

Luminex Corporation, headquartered in Austin, Texas, has developed a proprietary technology, LabMAP, that combines a microscopic fluid stream and digital signal processing to perform high-speed biological tests at a low cost.

Merit Medical Systems, Inc., headquartered in South Jordan, Utah, is engaged in the manufacture and marketing of products used in cardiology and radiology procedures. The company's products include inflation devices, thrombolytic infusion catheters, guide wires, fluid dispensing systems and angiography accessories. The company sells its products worldwide.

Old National Bancorp, headquartered in Evansville, Indiana, operates as the holding company for Old National Bank, which provides various financial services to individuals and commercial customers.

PetMed Express, Inc., headquartered in Pompano Beach, Florida, doing business as 1-800-PetMeds, delivers prescription and non prescription pet medications and other health products for dogs, cats, and horses in the United States.

Quality Systems, Inc., headquartered in Irvine, California, develops and markets healthcare information systems that automate medical and dental practices, networks of practices such as physician hospital organizations and management service organizations, ambulatory care centers, community health centers and medical and dental schools.

Questcor Pharmaceuticals, Inc., headquartered in Union City, California, focuses on developing and commercializing pharmaceutical drugs primarily in the United States.

Rock-Tenn Company (Class A), headquartered in Norcross, Georgia, manufactures and distributes folding fiber partitions, cartons, corrugated containers and displays, laminated paperboard products, plastic packaging, recycled paperboard and corrugating medium to nondurable good producers.

S&T Bancorp, Inc., headquartered in Indiana, Pennsylvania, operates as the holding company for the S&T Bank, which offers various commercial banking and other financial services to individual and corporate customers.

Stifel Financial Corp., headquartered in St. Louis, Missouri, through its subsidiaries, offers securities-related financial services in the United States and Europe.

SWS Group, Inc., headquartered in Dallas, Texas, provides securities transaction processing to broker/dealers; securities brokerage to individuals and institutions; investment banking services to municipal and corporate clients; fixed income and equity securities trading; and asset management and trust services.

TreeHouse Foods, Inc., headquartered in Westchester, Illinois, processes food and markets its products to grocery stores. The company's products include cheese sauces, non-dairy powdered coffee creamer, pickles, relishes and puddings.

VAALCO Energy, Inc., headquartered in Houston, Texas, owns crude oil and natural gas producing properties and conducts exploration activities as operator of a consortium in Gabon, West Africa, and holds minor interests in the Texas Gulf Coast area.

ViroPharma Incorporated, headquartered in Exton, Pennsylvania, is a pharmaceutical company committed to the commercialization, development and discovery of new antiviral medicines. The company is focusing on a number of ribonucleic acid virus diseases, including viral meningitis, viral respiratory infection, the common cold, respiratory syncytial viruspneumonia, and hepatitis C.

The Wet Seal, Inc. (Class A), headquartered in Foothill Ranch,
California, is a nationwide specialty retailer of fashionable and contemporary apparel and accessory items designed for consumers with a young, active lifestyle.

World Fuel Services Corporation, headquartered in Miami, Florida, markets marine and aviation fuel services.


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Advance Auto Parts, Inc., headquartered in Roanoke, Virginia, is a specialty retailer of automotive parts, accessories and maintenance items to do-it-yourself customers in the United States.

Affiliated Computer Services, Inc. (Class A), headquartered in Dallas, Texas, provides a full range of information technology services, including business process outsourcing, technology outsourcing, and professional services to the commercial sector and the federal government.

Airgas, Inc., headquartered in Radnor, Pennsylvania, distributes industrial, medical and specialty gases, welding machines, accessories and protective equipment. The company also manufactures carbon products, calcium carbide and nitrous oxide.

Alliance Data Systems Corporation, headquartered in Dallas, Texas, provides transaction services, credit services, and marketing services to retail companies in North America. The company focuses on facilitating and managing electronic transactions between clients and their customers through multiple distribution channels, including its in- store, catalog, and the Internet.

Alliant Techsystems Inc., headquartered in Edina, Minnesota, is a leader in the production of solid propulsion rocket motors. The company builds motors for space launch vehicles and is one of the top suppliers of ammunition (which ranges from small-caliber rounds to tank ammunition) to the United States and its allies. The company also makes anti-tank mines, aircraft weapons systems and other high-tech components.

AmerisourceBergen Corporation, headquartered in Chesterbrook,
Pennsylvania, is a wholesale distributor of pharmaceuticals and related healthcare services serving its customers nationwide through drug distribution facilities and three specialty products distribution facilities.

Apache Corporation, headquartered in Houston, Texas, is an independent energy company that explores for, develops, and produces natural gas, crude oil and natural gas liquids.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Ball Corporation, headquartered in Broomfield, Colorado, is a manufacturer of metal and plastic packaging, primarily for beverages and foods, and a supplier of aerospace and other technologies and services to commercial customers.

CenterPoint Energy, Inc., headquartered in Houston, Texas, through its subsidiaries, operates as an energy delivery company in the United States.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Coach, Inc., headquartered in New York, New York, designs, produces and markets leather goods and accessories. Products include handbags, business cases, luggage and travel accessories. The company markets its products internationally.

Crown Holdings, Inc., headquartered in Philadelphia, Pennsylvania, is engaged in the design, manufacture, and marketing of packaging products for consumer goods. The company's product line includes steel and aluminum cans for food, beverage, and other consumer products. The company operates production facilities worldwide.

CSX Corporation, headquartered in Richmond, Virginia, is a global freight transportation company with principal business units providing rail, container-shipping, intermodal and international terminal services.

DaVita, Inc., headquartered in Torrance, California, is a provider of integrated dialysis services for patients suffering from chronic kidney failure, also known as end-stage renal diseases.

Devon Energy Corporation, headquartered in Oklahoma City, Oklahoma, including its subsidiaries, is an energy company engaged primarily in oil and gas exploration, development and production and in the acquisition of producing properties.

The DIRECTV Group, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

FMC Corporation, headquartered in Philadelphia, Pennsylvania, operates as a chemical company, serving the agricultural, industrial, and consumer markets worldwide. The company's agricultural products business segment manufactures and sells proprietary insecticides and herbicides used for the protection of cotton, corn, rice, cereals, vegetables and other crops.

General Dynamics Corporation, headquartered in Falls Church, Virginia, is engaged in the businesses of shipbuilding and marine systems, business aviation, information systems, and land and amphibious combat systems.

H.J. Heinz Company, headquartered in Pittsburgh, Pennsylvania, manufactures, packages and sells processed food products throughout the world. The company's products include ketchup, sauces/condiments, pet food, seafood products, baby food, soups, lower-calorie products, bakery products, frozen dinners and entrees, and frozen pizza. The company also provides weight control services.

Hewitt Associates, Inc., headquartered in Lincolnshire, Illinois, provides human resource benefits, outsourcing and consulting services primarily in the United States and the United Kingdom.

Hewlett-Packard Company, headquartered in Palo Alto, California, designs, makes and services equipment and systems for measurement, computation and communications including computer systems, personal computers, printers, calculators, electronic test equipment, medical electronic equipment, electronic components and instrumentation for chemical analysis.

International Business Machines Corporation, headquartered in Armonk, New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

J.B. Hunt Transport Services, Inc., headquartered in Lowell, Arkansas, provides a variety of motor transport and logistics services throughout the United States, Canada and Mexico. The company transports a variety of products, including automotive parts, department store merchandise, food and beverages, paper and wood products, plastics and chemicals.

The Kroger Co., headquartered in Cincinnati, Ohio, operates in the retail food and convenience stores business in the midwestern and southern United States. The company also manufactures and processes food for sale by its supermarkets.

Lincoln Electric Holdings, Inc., headquartered in Cleveland, Ohio, through its subsidiaries, engages in the manufacture and resale of welding and cutting products worldwide.

Lockheed Martin Corporation, headquartered in Bethesda, Maryland, engages in the research, design, development, manufacture and integration of advanced technology products and services ranging from aircraft, spacecraft and launch vehicles to missiles, electronics, information systems and energy management.

The Lubrizol Corporation, headquartered in Wickliffe, Ohio, is a global fluid technology company that develops, produces and sells high-performance chemicals, systems and services for industry and transportation.

McKesson Corporation, headquartered in San Francisco, California, is a healthcare services company providing supply management, software solutions and comprehensive services to the healthcare industry.

Mettler-Toledo International Inc., headquartered in Columbus, Ohio, supplies precision instruments and services worldwide. The company offers various laboratory and industrial instruments, and retail weighing instruments for use in laboratory, industrial, and food retailing applications.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Omnicom Group Inc., headquartered in New York, New York, operates advertising agencies which plan, create, produce and place advertising in various media. The company also offers marketing consultation, market research, sales promotion programs, public relations and other services.

PepsiAmericas, Inc., headquartered in Minneapolis, Minnesota, manufactures, distributes and markets a portfolio of beverage products in the United States, Central Europe and the Caribbean.

PetSmart, Inc., headquartered in Phoenix, Arizona, operates superstores and an e-commerce site specializing in pet food, supplies and services.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offers brand name and designer merchandise at low everyday prices.

SAIC, Inc., headquartered in San Diego, California, provides scientific, engineering, systems integration, and technical services and solutions to various branches of the U.S. military, agencies of the U.S. Department of Defense, the intelligence community, the U.S. Department of Homeland Security, other U.S. Government civil agencies, state and local government agencies, foreign governments, and customers in selected commercial markets.

SYSCO Corporation, headquartered in Houston, Texas, is the largest marketer and distributor of foodservice products in North America. The company provides food products and related services to restaurants, healthcare and educational facilities, lodging establishments and other foodservice operations across the contiguous United States and portions of Alaska and Canada.

UGI Corporation, headquartered in King of Prussia, Pennsylvania, is a holding company that operates propane distribution, gas and electric utility, energy marketing and related businesses through subsidiaries.

Yum! Brands, Inc., headquartered in Louisville, Kentucky, owns, franchises and licenses quick-service restaurants worldwide. The company's restaurants include "A&W All-American Food Restaurants," "KFC," "Long John Silver's," "Pizza Hut" and "Taco Bell." They serve chicken, pizza, seafood, root beer, hamburgers and Mexican food.


                 Value Line(R) Target 25 Strategy Stocks


Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

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AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Axsys Technologies, Inc., headquartered in Rocky Hill, Connecticut, engages in the design, manufacture, and distribution of precision components and assemblies for use in aerospace, commercial, and defense applications. It operates in two divisions: Optical Systems Group and Distributed Products Group.

Compass Minerals International, Inc., headquartered in Overland Park, Kansas, is a salt producer in North America and the United Kingdom, and operates nine production facilities.

Computer Programs and Systems, Inc., headquartered in Mobile, Alabama, is a healthcare information technology company that designs, develops, markets, installs and supports computerized information technology systems to meet the demands of small and mid-size hospitals.

DeVry, Inc., headquartered in Oakbrook Terrace, Illinois, provides career-oriented technology-based education to high school graduates in the United States and Canada, through its wholly-owned subsidiaries DeVry Institutes of Technology, Denver Technical College, Keller Graduate School of Management and Becker Conviser CPA Review.

Dollar Tree, Inc., headquartered in Chesapeake, Virginia, operates discount variety stores throughout the United States which offer merchandise at the $1 price point, including housewares, toys, seasonal goods, gifts, food, stationery, health and beauty aids, books, party goods, hardware and other consumer items.

Family Dollar Stores, Inc., headquartered in Charlotte, North Carolina, operates a chain of self-service retail discount stores in 39 states and Washington, D.C.

Greatbatch Inc., headquartered in Clarence, New York, is a developer and manufacturer of batteries, capacitors, feedthroughs, enclosures and other components used in implantable medical devices.

ITT Educational Services, Inc., headquartered in Indianapolis, Indiana, provides technical post-secondary degree programs which are designed to provide students with the knowledge and skills necessary for entry-level employment in technical positions in a variety of industries. The company operates its technical schools in 27 states.

Johnson & Johnson, headquartered in New Brunswick, New Jersey, makes and sells pharmaceuticals, personal healthcare products, medical and surgical equipment, and contact lenses.

Jos. A. Bank Clothiers, Inc., headquartered in Hampstead, Maryland, is a retailer and direct marketer (through catalog and Internet) of men's tailored and casual clothing and accessories.

ManTech International Corporation, headquartered in Fairfax, Virginia, delivers a variety of information technology and technical services to United States federal government customers. The company focuses on critical national defense programs for the intelligence community and the Department of Defense. The company designs, develops and operates enterprise information technology and communication systems and infrastructures.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Myriad Genetics, Inc., headquartered in Salt Lake City, Utah, discovers and sequences genes related to major common diseases, such as cancer and cardiovascular disease and the central nervous system using analyses of extensive family histories and genetic material, as well as proprietary technologies, to identify inherited gene mutations.

Nash Finch Company, headquartered in Edina, Minnesota, is a food wholesaler that supplies products to independent supermarkets and military bases in the United States. The company also owns and operates supermarkets, warehouse stores, and mass merchandise stores, as well as a product-growing and marketing subsidiary in California.

Netflix Inc., headquartered in Los Gatos, California, as an online movie rental subscription service provider in the United States. The company provides its subscribers access to a library of movie, television and other filmed entertainment titles.

Panera Bread Company (Class A), headquartered in Richmond Heights, Missouri, operates a retail bakery-cafe business and franchising business under the concept names "Panera Bread Company" and "Saint Louis Bread Company."

Rock-Tenn Company (Class A), headquartered in Norcross, Georgia, manufactures and distributes folding fiber partitions, cartons, corrugated containers and displays, laminated paperboard products, plastic packaging, recycled paperboard and corrugating medium to nondurable good producers.

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SAIC, Inc., headquartered in San Diego, California, provides scientific, engineering, systems integration, and technical services and solutions to various branches of the U.S. military, agencies of the U.S. Department of Defense, the intelligence community, the U.S. Department of Homeland Security, other U.S. Government civil agencies, state and local government agencies, foreign governments, and customers in selected commercial markets.

Spartan Stores, Inc., headquartered in Grand Rapids, Michigan, engages in distributing and retailing groceries in Michigan and Ohio.

Strayer Education, Inc., headquartered in Newlington, Virginia, through its wholly-owned subsidiary, Strayer University, Inc., operates Strayer University, a regional institution of higher education that offers undergraduate and graduate degree programs to students at campuses in Washington, D.C., Maryland and Virginia.

Tractor Supply Company, headquartered in Nashville, Tennessee, is an operator of retail farm and ranch stores in the United States.

TreeHouse Foods, Inc., headquartered in Westchester, Illinois, processes food and markets its products to grocery stores. The company's products include cheese sauces, non-dairy powdered coffee creamer, pickles, relishes and puddings.


We have obtained the foregoing company descriptions from third-party sources we deem reliable.

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